UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07121)

Exact name of registrant as specified in charter:	Putnam Asset Allocation Funds

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

James E. Thomas, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2023

Date of reporting period:	October 1, 2022 – March 31, 2023

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing.®

Putnam INVESTMENTS

Putnam Dynamic Asset Allocation Balanced Fund

Semiannual report
3 | 31 | 23

Asset allocation funds invest in a mix of many different types of investments to help weather changing market environments.

FUND SYMBOL
CLASS A
PABAX

Putnam Dynamic
Asset Allocation
Balanced Fund

Semiannual report
3 | 31 | 23

Message from the Trustees	1
Your fund at a glance	2
Your fund’s expenses	3
Other information for shareholders	5
Financial statements	6

Message from the Trustees

May 10, 2023

Dear Fellow Shareholder:

Stocks and bonds have experienced shifting conditions since the start of the year. Inflation has gradually declined from the higher levels of 2022. Additionally, the U.S. Federal Reserve has reduced the size of its interest-rate increases. Markets have shown optimism that the Fed may soon end its rate-hiking cycle altogether. Still, the effects of high interest rates may weigh on economic growth and corporate profit margins in the months ahead.

The investment professionals at Putnam continue to actively research stock and bond markets for attractive opportunities while monitoring potential risks.

The following semiannual report provides an overview of your fund’s portfolio and expenses. For additional information, please visit putnam.com.

Thank you for investing with Putnam.

Allocations are shown as a percentage of the fund’s net assets as of 3/31/23. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the exclusion of as-of trades, if any, the use of different classifications of securities for presentation purposes, and rounding. Holdings and allocations may vary over time. Due to rounding, percentages may not equal 100%.

Of special interest

Due to a higher level of income generated by the portfolio, the fund’s quarterly income distribution rate per class A share rose from $0.046 to $0.055 in December 2022. Similar increases were made to other share classes.

2 Dynamic Asset Allocation Balanced Fund

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class P	Class R	Class R5	Class R6	Class Y
Total annual operating
expenses for the fiscal year
ended 9/30/22	0.94%	1.69%	1.69%	0.57%	1.19%	0.71%	0.61%	0.69%
Annualized expense ratio
for the six-month period
ended 3/31/23*	0.97%	1.72%	1.72%	0.59%	1.22%	0.73%	0.63%	0.72%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

* Expense ratios for each class are for the fund’s most recent fiscal half year. As a result of this, ratios may differ from expense ratios based on one-year data in the financial highlights.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 10/1/22 to 3/31/23. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class P	Class R	Class R5	Class R6	Class Y
Expenses paid per $1,000*†	$5.10	$9.03	$9.02	$3.11	$6.41	$3.84	$3.32	$3.79
Ending value (after expenses)	$1,109.30	$1,105.00	$1,104.30	$1,111.00	$1,107.50	$1,110.70	$1,110.90	$1,111.20

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 3/31/23. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (182); and then dividing that result by the number of days in the year (365).

Dynamic Asset Allocation Balanced Fund 3

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 3/31/23, use the following calculation method. To find the value of your investment on 10/1/22, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class P	Class R	Class R5	Class R6	Class Y
Expenses paid per $1,000 *†	$4.89	$8.65	$8.65	$2.97	$6.14	$3.68	$3.18	$3.63
Ending value (after expenses)	$1,020.09	$1,016.36	$1,016.36	$1,021.99	$1,018.85	$1,021.29	$1,021.79	$1,021.34

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 3/31/23. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period (182); and then dividing that result by the number of days in the year (365).

4 Dynamic Asset Allocation Balanced Fund

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single notice of internet availability, or a single printed copy, of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577. We will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2022, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam funds. As of March 31, 2023, Putnam employees had approximately $463,000,000 and the Trustees had approximately $65,000,000 invested in Putnam funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

Dynamic Asset Allocation Balanced Fund 5

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal period.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover (not required for money market funds) in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

6 Dynamic Asset Allocation Balanced Fund

The fund’s portfolio 3/31/23 (Unaudited)

COMMON STOCKS (68.7%)*	Shares	Value
Basic materials (3.2%)
AdvanSix, Inc.	5,500	$210,485
Alcoa Corp.	14,814	630,484
American Vanguard Corp.	3,517	76,952
American Woodmark Corp. †	1,294	67,379
Andersons, Inc. (The)	1,619	66,897
Anglo American PLC (London Exchange) (United Kingdom)	65,014	2,151,801
Archer-Daniels-Midland Co.	7,100	565,586
Arcosa, Inc.	1,318	83,179
Ashland Global Holdings, Inc.	5,600	575,176
Atkore, Inc. †	3,531	496,035
BHP Group, Ltd. (ASE Exchange) (Australia)	117,375	3,722,884
BHP Group, Ltd. (London Exchange) (Australia)	5,837	184,703
BlueScope Steel, Ltd. (Australia)	48,894	662,523
Boise Cascade Co.	6,424	406,318
CF Industries Holdings, Inc.	37,320	2,705,327
Clearwater Paper Corp. †	2,766	92,440
Codexis, Inc. †	29,215	120,950
Compagnie de Saint-Gobain (France)	24,328	1,385,180
Constellium SE (France) †	26,155	399,648
Corteva, Inc.	114,607	6,911,948
CRH PLC (Ireland)	122,584	6,195,171
Dow, Inc.	12,096	663,103
DuPont de Nemours, Inc.	36,974	2,653,624
Eastman Chemical Co.	19,993	1,686,210
Eiffage SA (France)	6,533	707,197
Freeport-McMoRan, Inc. (Indonesia)	127,735	5,225,639
Glencore PLC (United Kingdom)	167,861	965,554
Holcim AG (Switzerland)	6,632	427,810
Innospec, Inc.	2,368	243,123
LightWave Logic, Inc. †	20,636	107,926
Linde PLC	5,734	2,038,093
Minerals Technologies, Inc.	1,231	74,377
Misumi Group, Inc. (Japan)	4,700	118,246
Mueller Industries, Inc.	5,890	432,797
Nucor Corp.	4,100	633,327
NV5 Global, Inc. †	627	65,189
OCI NV (Netherlands)	12,736	432,335
Olin Corp.	11,400	632,700
Orion Engineered Carbons SA (Luxembourg)	4,630	120,797
PotlatchDeltic Corp. R	7,854	388,773
PPG Industries, Inc.	19,207	2,565,671
Rayonier Advanced Materials, Inc. †	15,938	99,931
Reliance Steel & Aluminum Co.	2,700	693,198
Rio Tinto PLC (United Kingdom)	14,920	1,011,205
Sealed Air Corp.	11,709	537,560
Sherwin-Williams Co. (The)	12,723	2,859,749
Shin-Etsu Chemical Co., Ltd. (Japan)	53,500	1,735,249
Simpson Manufacturing Co., Inc.	1,447	158,649

Dynamic Asset Allocation Balanced Fund 7

COMMON STOCKS (68.7%)* cont.	Shares	Value
Basic materials cont.
South32, Ltd. (Australia)	107,714	$319,473
Standex International Corp.	1,160	142,030
Sterling Construction Co., Inc. †	5,653	214,136
TopBuild Corp. †	3,900	811,746
Tronox Holdings PLC Class A	24,494	352,224
Tutor Perini Corp. †	6,099	37,631
UFP Industries, Inc.	5,978	475,072
WestRock Co.	17,625	537,034
Weyerhaeuser Co. R	42,293	1,274,288
Yara International ASA (Norway)	12,370	538,564
		59,691,296
Capital goods (3.4%)
Aerojet Rocketdyne Holdings, Inc. †	5,285	296,858
Aeva Technologies, Inc. †	58,429	69,531
Albany International Corp. Class A	1,001	89,449
Allegion PLC (Ireland)	5,100	544,323
Allison Transmission Holdings, Inc.	11,900	538,356
American Axle & Manufacturing Holdings, Inc. †	34,838	272,085
Applied Industrial Technologies, Inc.	909	129,196
Aptiv PLC †	5,900	661,921
ASSA ABLOY AB Class B (Sweden)	14,179	340,435
Astec Industries, Inc.	1,683	69,424
Astronics Corp. †	4,828	64,502
BAE Systems PLC (United Kingdom)	124,877	1,513,885
Ball Corp.	28,257	1,557,243
Barnes Group, Inc.	2,042	82,252
Belden, Inc.	1,997	173,280
Boeing Co. (The) †	2,900	616,047
Carrier Global Corp.	15,461	707,341
Caterpillar, Inc.	6,800	1,556,112
CTS Corp.	1,450	71,717
Cummins, Inc.	2,312	552,291
Dassault Aviation SA (France)	1,876	371,591
Deere & Co.	1,400	578,032
Eaton Corp. PLC	3,392	581,185
Emerson Electric Co.	7,000	609,980
Encore Wire Corp.	1,431	265,207
ESCO Technologies, Inc.	1,216	116,067
Fortive Corp.	54,940	3,745,260
Franklin Electric Co., Inc.	923	86,854
GEA Group AG (Germany)	11,259	512,336
General Dynamics Corp.	27,500	6,275,775
Gentherm, Inc. †	1,104	66,704
GrafTech International, Ltd.	55,510	269,779
HEICO Corp.	3,731	638,150
Heritage-Crystal Clean, Inc. †	2,749	97,892
Hillenbrand, Inc.	2,855	135,698
Honeywell International, Inc.	17,234	3,293,762
Ingersoll Rand, Inc.	46,839	2,725,093

8 Dynamic Asset Allocation Balanced Fund

COMMON STOCKS (68.7%)* cont.	Shares	Value
Capital goods cont.
ITT, Inc.	6,185	$533,766
Johnson Controls International PLC	103,991	6,262,338
Legrand SA (France)	14,987	1,370,851
LKQ Corp.	10,200	578,952
Lockheed Martin Corp.	1,100	520,003
Mitsubishi Heavy Industries, Ltd. (Japan)	26,000	958,703
Moog, Inc. Class A	3,069	309,202
MRC Global, Inc. †	10,211	99,251
MYR Group, Inc. †	866	109,125
Nordson Corp.	2,600	577,876
Northrop Grumman Corp.	7,936	3,664,210
O-I Glass, Inc. †	19,416	440,937
Otis Worldwide Corp.	7,500	633,000
Parker Hannifin Corp.	1,741	585,168
Prysmian SpA (Italy)	29,008	1,221,303
Raytheon Technologies Corp.	41,060	4,021,006
Republic Services, Inc.	4,500	608,490
Rheinmetall AG (Germany)	6,373	1,893,200
Ryerson Holding Corp.	9,762	355,142
Shyft Group, Inc. (The)	2,963	67,408
Spirax-Sarco Engineering PLC (United Kingdom)	4,664	684,458
Stoneridge, Inc. †	2,145	40,112
Terex Corp.	8,204	396,910
Tetra Tech, Inc.	3,989	586,024
Textron, Inc.	14,600	1,031,198
Titan International, Inc. †	7,630	79,962
Titan Machinery, Inc. †	3,402	103,591
TransDigm Group, Inc.	3,589	2,645,272
Waste Connections, Inc.	11,790	1,639,635
Waste Management, Inc.	3,900	636,363
Watts Water Technologies, Inc. Class A	546	91,903
Zurn Water Solutions Corp.	13,655	291,671
		63,312,643
Communication services (1.6%)
Altice USA, Inc. Class A †	95,500	326,610
American Tower Corp. R	36,532	7,464,949
AT&T, Inc.	220,804	4,250,477
Bezeq The Israeli Telecommunication Corp., Ltd. (Israel)	124,583	169,839
Cambium Networks Corp. †	3,480	61,666
Charter Communications, Inc. Class A †	6,295	2,251,155
Comcast Corp. Class A	79,372	3,008,993
Crown Castle, Inc. R	4,300	575,512
EchoStar Corp. Class A †	9,355	171,103
KDDI Corp. (Japan)	44,900	1,386,580
Liberty Latin America, Ltd. Class C (Chile) †	35,687	294,775
Liberty Media Corp.-SiriusXM Series A †	17,700	497,193
SBA Communications Corp. R	2,200	574,354
T-Mobile US, Inc. †	28,115	4,072,177

Dynamic Asset Allocation Balanced Fund 9

COMMON STOCKS (68.7%)* cont.	Shares	Value
Communication services cont.
Telstra Group, Ltd. (Australia)	352,041	$994,470
Verizon Communications, Inc.	117,010	4,550,519
		30,650,372
Communications equipment (—%)
arista Networks, Inc. †	4,300	721,798
Viavi Solutions, Inc. †	6,628	71,781
		793,579
Computers (5.4%)
A10 Networks, Inc.	20,295	314,370
Adeia, Inc.	19,184	169,970
Agilysys, Inc. †	2,375	195,961
Apple, Inc.	421,711	69,540,144
Avid Technology, Inc. †	9,685	309,726
Calix, Inc. †	4,003	214,521
Cisco Systems, Inc./Delaware	128,700	6,727,793
CommVault Systems, Inc. †	6,248	354,512
Dropbox, Inc. Class A †	28,323	612,343
Enfusion, Inc. Class A †	7,195	75,548
Extreme Networks, Inc. †	22,090	422,361
Fortinet, Inc. †	10,047	667,724
Fujitsu, Ltd. (Japan)	10,000	1,351,651
MongoDB, Inc. †	15,221	3,548,320
MSCI, Inc.	5,241	2,933,335
NetApp, Inc.	9,300	593,805
NetScout Systems, Inc. †	2,780	79,647
OneSpan, Inc. †	5,072	88,760
PDF Solutions, Inc. †	1,940	82,256
Phreesia, Inc. †	6,965	224,900
Pure Storage, Inc. Class A †	18,616	474,894
Qualys, Inc. †	3,245	421,915
Rapid7, Inc. †	9,588	440,185
RingCentral, Inc. Class A †	16,500	506,055
Smartsheet, Inc. Class A †	20,370	973,686
Snowflake, Inc. Class A †	3,718	573,650
Super Micro Computer, Inc. †	4,323	460,616
Synopsys, Inc. †	20,900	8,072,625
Vimeo, Inc. †	31,365	120,128
Yext, Inc. †	21,455	206,183
Zscaler, Inc. †	4,500	525,735
		101,283,319
Conglomerates (0.6%)
3M Co.	5,209	547,518
AMETEK, Inc.	27,101	3,938,588
General Electric Co.	7,600	726,560
Marubeni Corp. (Japan)	102,500	1,393,337
Mitsubishi Corp. (Japan)	69,200	2,487,890
Mitsui & Co., Ltd. (Japan)	48,000	1,495,917
SPX Technologies, Inc. †	3,006	212,163
		10,801,973

10 Dynamic Asset Allocation Balanced Fund

COMMON STOCKS (68.7%)* cont.	Shares	Value
Consumer cyclicals (10.0%)
AAON, Inc.	711	$68,747
ADT, Inc.	61,900	447,537
Amazon.com, Inc. †	232,117	23,975,365
Aristocrat Leisure, Ltd. (Australia)	52,045	1,301,415
Arrowhead Pharmaceuticals, Inc. †	9,619	244,323
Asics Corp. (Japan)	27,700	787,714
Automatic Data Processing, Inc.	2,600	578,838
Autonation, Inc. †	4,000	537,440
AutoZone, Inc. †	2,500	6,145,375
Bandai Namco Holdings, Inc. (Japan)	57,300	1,234,112
Barrett Business Services, Inc.	763	67,632
Bath & Body Works, Inc.	14,000	512,120
Beazer Homes USA, Inc. †	7,614	120,910
BJ’s Wholesale Club Holdings, Inc. †	22,935	1,744,665
Bluegreen Vacations Holding Corp.	2,616	71,626
BlueLinx Holdings, Inc. †	1,977	134,357
Booking Holdings, Inc. †	4,737	12,564,467
Booz Allen Hamilton Holding Corp.	6,100	565,409
Boyd Gaming Corp.	9,900	634,788
Buckle, Inc. (The)	2,187	78,054
Caleres, Inc.	11,035	238,687
Capri Holdings, Ltd. †	12,100	568,700
Casey’S General Stores, Inc.	1,400	303,044
Cintas Corp.	3,955	1,829,899
Compass Group PLC (United Kingdom)	55,586	1,397,650
CoStar Group, Inc. †	25,512	1,756,501
Crocs, Inc. †	1,248	157,797
Dillard’s, Inc. Class A	1,206	371,062
Dr. Ing. h.c. F. Porsche AG (Preference) (Germany) †	2,073	265,312
Expedia Group, Inc. †	46,839	4,544,788
Experian PLC (United Kingdom)	65,324	2,150,153
FactSet Research Systems, Inc.	1,453	603,126
Foot Locker, Inc.	2,146	85,175
Ford Motor Co.	47,101	593,473
Forrester Research, Inc. †	1,111	35,941
Franklin Covey Co. †	1,444	55,551
Gartner, Inc. †	13,106	4,269,542
General Motors Co.	182,833	6,706,314
Genuine Parts Co.	3,400	568,854
GMS, Inc. †	5,051	292,402
Golden Entertainment, Inc. †	3,418	148,717
Goodyear Tire & Rubber Co. (The) †	6,398	70,506
Group 1 Automotive, Inc.	464	105,059
Hermes International (France)	862	1,746,077
Hilton Worldwide Holdings, Inc.	16,568	2,333,934
Home Depot, Inc. (The)	6,456	1,905,294
Hovnanian Enterprises, Inc. Class A †	1,443	97,893
Huron Consulting Group, Inc. †	823	66,145
iHeartMedia, Inc. Class A †	8,457	32,982

Dynamic Asset Allocation Balanced Fund 11

COMMON STOCKS (68.7%)* cont.	Shares	Value
Consumer cyclicals cont.
Industria de Diseno Textil SA (Spain)	45,584	$1,530,841
InterContinental Hotels Group PLC (United Kingdom)	24,832	1,631,671
International Game Technology PLC	16,088	431,158
Jardine Matheson Holdings, Ltd. (Hong Kong)	6,100	297,154
JD Sports Fashion PLC (United Kingdom)	981,409	2,160,787
Kontoor Brands, Inc.	1,938	93,780
La Francaise des Jeux SAEM (France)	4,931	205,578
Laureate Education, Inc.	28,073	330,138
Light & Wonder, Inc. †	8,584	515,469
Live Nation Entertainment, Inc. †	22,923	1,604,610
LiveRamp Holdings, Inc. †	16,977	372,306
Lowe’s Cos., Inc.	3,099	619,707
Lululemon Athletica, Inc. (Canada) †	8,509	3,098,893
LVMH Moet Hennessy Louis Vuitton SA (France)	6,353	5,822,256
M/I Homes, Inc. †	1,339	84,478
Macy’s, Inc.	28,700	501,963
Marriott International, Inc./MD Class A	3,900	647,556
Masonite International Corp. †	1,196	108,561
Mastercard, Inc. Class A	18,219	6,620,967
MasterCraft Boat Holdings, Inc. †	3,027	92,112
Medifast, Inc.	664	68,837
Modine Manufacturing Co. †	14,807	341,301
Moncler SpA (Italy)	10,520	727,135
Movado Group, Inc.	2,274	65,423
Murphy USA, Inc.	301	77,673
NeoGames SA (Israel) †	2,837	43,122
New York Times Co. (The) Class A	14,183	551,435
Nike, Inc. Class B	31,898	3,911,971
Nintendo Co., Ltd. (Japan)	35,700	1,383,927
NVR, Inc. †	146	813,540
O’Reilly Automotive, Inc. †	6,271	5,323,954
Owens Corning	6,400	613,120
Oxford Industries, Inc.	926	97,776
Pan Pacific International Holdings Corp. (Japan)	74,300	1,437,820
Pandora A/S (Denmark)	8,243	789,963
PayPal Holdings, Inc. †	21,800	1,655,492
PGT Innovations, Inc. †	3,358	84,319
Pitney Bowes, Inc.	43,975	171,063
Porsche Automobil Holding SE (Preference) (Germany)	4,068	233,471
PRADA SpA (Italy)	102,700	728,067
PROG Holdings, Inc. †	2,941	69,966
Publicis Groupe SA (France)	10,234	799,538
PulteGroup, Inc.	72,890	4,248,029
Rational AG (Germany)	217	145,238
RE/MAX Holdings, Inc. Class A	3,928	73,689
Red Rock Resorts, Inc. Class A	9,200	410,044
Ryman Hospitality Properties, Inc. R	5,489	492,528
Scholastic Corp.	928	31,756
Signet Jewelers, Ltd.	5,708	443,968

12 Dynamic Asset Allocation Balanced Fund

COMMON STOCKS (68.7%)* cont.	Shares	Value
Consumer cyclicals cont.
Sinclair Broadcast Group, Inc. Class A	4,074	$69,910
Skyline Champion Corp. †	6,386	480,419
Sony Group Corp. (Japan)	20,400	1,854,650
SP Plus Corp. †	2,107	72,249
Stellantis NV (Italy)	83,937	1,527,169
StoneCo., Ltd. Class A (Brazil) †	29,218	278,740
Tapestry, Inc.	15,400	663,894
Target Corp.	13,443	2,226,564
TechnoPro Holdings, Inc. (Japan)	27,500	762,182
Tesla, Inc. †	58,040	12,040,979
Thomson Reuters Corp. (Canada)	10,288	1,338,544
TJX Cos., Inc. (The)	7,700	603,372
Toast, Inc. Class A †	29,900	530,725
Toll Brothers, Inc.	17,955	1,077,839
Trade Desk, Inc. (The) Class A †	16,600	1,011,106
TRI Pointe Homes, Inc. †	16,005	405,247
TuSimple Holdings, Inc. Class A †	68,981	101,402
United Rentals, Inc.	7,055	2,792,087
Universal Music Group NV (Netherlands)	173,567	4,387,603
Verisk Analytics, Inc.	28,400	5,448,824
Vista Outdoor, Inc. †	5,047	139,852
Visteon Corp. †	2,881	451,827
Volkswagen AG (Preference) (Germany)	9,660	1,318,150
Walmart, Inc.	45,354	6,687,447
Walt Disney Co. (The) †	5,940	594,772
Warner Bros Discovery, Inc. †	36,194	546,529
Wolters Kluwer NV (Netherlands)	17,964	2,266,859
Worldline SA/France (France) †	41,228	1,752,162
Wyndham Hotels & Resorts, Inc.	8,100	549,585
		189,700,310
Consumer staples (5.7%)
A-Mark Precious Metals, Inc.	3,461	119,924
ACCO Brands Corp.	13,026	69,298
Airbnb, Inc. Class A †	6,431	800,016
Albertsons Cos., Inc. Class A	25,900	538,202
Asahi Group Holdings, Ltd. (Japan)	59,300	2,207,739
Bloomin’ Brands, Inc.	4,367	112,014
Brink’s Co. (The)	4,955	330,994
British American Tobacco PLC (United Kingdom)	3,634	127,353
Cal-Maine Foods, Inc.	1,212	73,799
Cargurus, Inc. †	14,179	264,864
Carlsberg A/S Class B (Denmark)	1,188	183,689
Chipotle Mexican Grill, Inc. †	1,508	2,576,101
CK Hutchison Holdings, Ltd. (Hong Kong)	462,000	2,868,762
Coca-Cola Co. (The)	218,177	13,533,519
Coca-Cola Consolidated, Inc.	745	398,635
Coca-Cola Europacific Partners PLC (Spain)	42,132	2,493,793
Coca-Cola HBC AG (Italy)	26,092	713,749
Coles Group, Ltd. (Australia)	67,384	812,460

Dynamic Asset Allocation Balanced Fund 13

COMMON STOCKS (68.7%)* cont.	Shares	Value
Consumer staples cont.
Colgate-Palmolive Co.	7,482	$562,272
Conagra Brands, Inc.	16,100	604,716
CoreCivic, Inc. †	17,102	157,338
Costco Wholesale Corp.	10,697	5,315,019
Dave & Buster’s Entertainment, Inc. †	3,454	127,073
Diageo PLC (United Kingdom)	65,263	2,912,713
DoorDash, Inc. Class A †	9,700	616,532
Estee Lauder Cos., Inc. (The) Class A	9,443	2,327,322
EverQuote, Inc. Class A †	10,182	141,530
First Watch Restaurant Group, Inc. †	8,587	137,907
Heidrick & Struggles International, Inc.	4,480	136,013
Hershey Co. (The)	15,929	4,052,497
Hostess Brands, Inc. †	11,978	298,013
Hudson Technologies, Inc. †	9,014	78,692
Imperial Brands PLC (United Kingdom)	55,831	1,283,953
Ingles Markets, Inc. Class A	1,782	158,063
Insperity, Inc.	563	68,433
Inter Parfums, Inc.	1,546	219,903
ITOCHU Corp. (Japan)	69,700	2,269,639
Itron, Inc. †	7,214	400,016
John B. Sanfilippo & Son, Inc.	971	94,109
Kerry Group PLC Class A (Ireland)	10,785	1,074,826
Kesko Oyj Class B (Finland)	14,326	308,132
Keurig Dr Pepper, Inc.	66,661	2,351,800
Kforce, Inc.	2,426	153,420
Koninklijke Ahold Delhaize NV (Netherlands)	43,316	1,481,643
Korn Ferry	6,772	350,383
Kraft Heinz Co. (The)	14,500	560,715
L’Oreal SA (France)	4,674	2,091,157
ManpowerGroup, Inc.	6,600	544,698
McDonald’s Corp.	2,100	587,181
McDonald’s Holdings Co. (Japan), Ltd. (Japan)	13,200	548,906
Mondelez International, Inc. Class A	8,500	592,620
Nestle SA (Switzerland)	33,182	4,050,753
Netflix, Inc. †	8,753	3,023,987
PepsiCo, Inc.	11,000	2,005,300
Perdoceo Education Corp. †	16,794	225,543
Philip Morris International, Inc.	95,239	9,261,993
Primo Water Corp.	17,559	269,531
Procter & Gamble Co. (The)	93,485	13,900,285
Recruit Holdings Co., Ltd. (Japan)	47,800	1,324,901
Resideo Technologies, Inc. †	4,452	81,383
Resources Connection, Inc.	4,043	68,974
Sally Beauty Holdings, Inc. †	22,741	354,305
Simply Good Foods Co. (The) †	7,063	280,896
Sodexo SA (France)	4,294	419,498
TriNet Group, Inc. †	4,934	397,730
Uber Technologies, Inc. †	201,364	6,383,239
Udemy, Inc. †	7,284	64,318

14 Dynamic Asset Allocation Balanced Fund

COMMON STOCKS (68.7%)* cont.	Shares	Value
Consumer staples cont.
Ulta Beauty, Inc. †	1,200	$654,804
Unilever PLC (United Kingdom)	31,761	1,645,468
United Natural Foods, Inc. †	5,153	135,782
US Foods Holding Corp. †	8,000	295,520
USANA Health Sciences, Inc. †	1,337	84,097
Vector Group, Ltd.	11,060	132,831
Veritiv Corp.	2,446	330,552
Wendy’s Co. (The)	12,600	274,428
WH Group, Ltd. (Hong Kong)	663,000	394,066
Yakult Honsha Co., Ltd. (Japan)	15,600	1,134,115
		108,026,444
Electronics (3.4%)
Advanced Micro Devices, Inc. †	21,880	2,144,459
Agilent Technologies, Inc.	4,618	638,854
Allied Motion Technologies, Inc.	1,717	66,362
Ambarella, Inc. †	1,173	90,814
Broadcom, Inc.	10,692	6,859,346
CEVA, Inc. †	3,083	93,816
Enovix Corp. †	7,349	109,574
Hamamatsu Photonics KK (Japan)	7,200	388,660
Hoya Corp. (Japan)	30,400	3,361,728
Keysight Technologies, Inc. †	3,800	613,624
Lattice Semiconductor Corp. †	23,979	2,289,995
MinebeaMitsumi, Inc. (Japan)	58,600	1,118,758
Murata Manufacturing Co., Ltd. (Japan)	16,600	1,013,660
nVent Electric PLC (United Kingdom)	14,300	614,042
NVIDIA Corp.	83,452	23,180,462
NXP Semiconductors NV	7,060	1,316,514
Qualcomm, Inc.	100,709	12,848,455
Rambus, Inc. †	10,270	526,440
STMicroelectronics NV (France)	28,948	1,548,606
Synaptics, Inc. †	1,702	189,177
TDK Corp. (Japan)	33,400	1,198,646
Thales SA (France)	18,570	2,745,382
Trimble Inc. †	4,900	256,858
TTM Technologies, Inc. †	3,094	41,738
Vishay Intertechnology, Inc.	4,056	91,747
Vontier Corp.	46,875	1,281,563
		64,629,280
Energy (3.3%)
Alpha Metallurgical Resources, Inc.	2,637	411,372
APA Corp.	15,701	566,178
Arch Resources, Inc.	1,601	210,467
BP PLC (United Kingdom)	580,293	3,673,801
California Resources Corp.	8,248	317,548
Cheniere Energy, Inc.	25,400	4,003,040
Chevron Corp.	3,589	585,581
Chord Energy Corp.	2,818	379,303
Comstock Resources, Inc.	6,165	66,520

Dynamic Asset Allocation Balanced Fund 15

COMMON STOCKS (68.7%)* cont.	Shares	Value
Energy cont.
ConocoPhillips	43,033	$4,269,304
CONSOL Energy, Inc.	3,883	226,262
Delek US Holdings, Inc.	14,948	343,057
Energy Vault Holdings, Inc. †	32,328	69,182
Enphase Energy, Inc. †	2,900	609,812
Equinor ASA (Norway)	39,062	1,110,891
Exxon Mobil Corp.	165,440	18,142,150
Golar LNG, Ltd. (Norway) †	15,079	325,706
Marathon Oil Corp.	141,307	3,385,716
Marathon Petroleum Corp.	45,225	6,097,687
Nabors Industries, Ltd. †	1,153	140,562
NexTier Oilfield Solutions, Inc. †	11,389	90,543
NOW, Inc. †	23,298	259,773
Occidental Petroleum Corp.	9,715	606,507
OMV AG (Austria)	6,840	313,263
Par Pacific Holdings, Inc. †	2,839	82,899
PBF Energy, Inc. Class A	11,042	478,781
Range Resources Corp.	23,300	616,751
Repsol SA (Spain)	83,160	1,280,111
Schlumberger, Ltd.	10,600	520,460
Shell PLC (Euronext Amsterdam Exchange) (United Kingdom)	120,801	3,472,644
Shell PLC (London Exchange) (United Kingdom)	80,522	2,305,803
SM Energy Co.	10,328	290,836
SunCoke Energy, Inc.	14,879	133,613
Talos Energy, Inc. †	16,429	243,806
Targa Resources Corp.	8,000	583,600
Thermon Group Holdings, Inc. †	4,893	121,934
TotalEnergies SE (France)	27,740	1,636,737
US Silica Holdings, Inc. †	26,214	312,995
Valero Energy Corp.	27,959	3,903,076
Warrior Met Coal, Inc.	10,611	389,530
Weatherford International PLC †	7,865	466,788
		63,044,589
Financials (9.4%)
3i Group PLC (United Kingdom)	63,092	1,315,576
Affiliated Managers Group, Inc.	3,700	526,954
Alexander & Baldwin, Inc. R	9,125	172,554
Allianz SE (Germany)	2,663	614,732
Ally Financial, Inc.	22,100	563,329
Amalgamated Financial Corp.	6,517	115,286
American Assets Trust, Inc. R	2,092	38,890
American Equity Investment Life Holding Co.	2,545	92,867
American Express Co.	6,106	1,007,185
American Financial Group, Inc.	4,262	517,833
American International Group, Inc.	135,918	6,844,830
Ameriprise Financial, Inc.	9,700	2,973,050
Ameris Bancorp	1,740	63,649
AMERISAFE, Inc.	1,569	76,803
Anywhere Real Estate, Inc. †	27,244	143,848

16 Dynamic Asset Allocation Balanced Fund

COMMON STOCKS (68.7%)* cont.	Shares	Value
Financials cont.
Apollo Global Management, Inc.	31,378	$1,981,834
Apple Hospitality REIT, Inc. R	10,724	166,436
Argo Group International Holdings, Ltd. (Bermuda)	3,429	100,435
Armada Hoffler Properties, Inc. R	5,729	67,659
Associated Banc-Corp.	3,469	62,373
Assured Guaranty, Ltd.	34,860	1,752,412
AvalonBay Communities, Inc. R	3,300	554,598
Aviva PLC (United Kingdom)	139,562	697,594
AXA SA (France)	167,223	5,113,149
Axos Financial, Inc. †	10,200	376,584
BancFirst Corp.	758	62,990
Banco Bilbao Vizcaya Argentaria SA (Spain)	161,048	1,150,565
Bank Leumi Le-Israel BM (Israel)	119,164	901,199
Bank of America Corp.	172,626	4,937,104
Bank of Ireland Group PLC (Ireland)	245,517	2,484,423
Bank of New York Mellon Corp. (The)	11,700	531,648
Bank of NT Butterfield & Son, Ltd. (The) (Bermuda)	3,780	102,060
Banner Corp.	6,958	378,306
Barclays PLC (United Kingdom)	248,227	448,179
Berkshire Hathaway, Inc. Class B †	9,098	2,809,189
BGC Partners, Inc. Class A	53,254	278,518
BrightSpire Capital, Inc. R	11,489	67,785
Brixmor Property Group, Inc. R	49,204	1,058,870
Brown & Brown, Inc.	9,800	562,716
Camden Property Trust R	4,700	492,748
Capital One Financial Corp.	39,135	3,763,222
Carlyle Group, Inc. (The)	77,871	2,418,673
Cathay General Bancorp	9,323	321,830
CBRE Group, Inc. Class A †	7,900	575,199
Central Pacific Financial Corp.	3,408	61,003
Charles Schwab Corp. (The)	56,541	2,961,618
Chubb, Ltd.	3,136	608,948
Citigroup, Inc.	219,295	10,282,742
City Office REIT, Inc. (Canada) R	10,645	73,451
CK Asset Holdings, Ltd. (Hong Kong)	139,159	843,072
CNB Financial Corp./PA	1,410	27,072
CNO Financial Group, Inc.	18,495	410,404
Columbia Banking System, Inc.	18,448	395,156
Comerica, Inc.	8,000	347,360
ConnectOne Bancorp, Inc.	3,542	62,623
Corebridge Financial, Inc.	32,600	522,252
Corporate Office Properties Trust R	3,053	72,387
Cushman & Wakefield PLC †	20,181	212,708
Customers Bancorp, Inc. †	7,880	145,938
DBS Group Holdings, Ltd. (Singapore)	138,600	3,444,517
Deutsche Boerse AG (Germany)	8,194	1,594,728
Discover Financial Services	37,392	3,695,825
DNB Bank ASA (Norway)	96,101	1,723,792
Eagle Bancorp, Inc.	1,814	60,715

Dynamic Asset Allocation Balanced Fund 17

COMMON STOCKS (68.7%)* cont.	Shares	Value
Financials cont.
East West Bancorp, Inc.	7,400	$410,700
Employers Holdings, Inc.	2,097	87,424
Enova International, Inc. †	2,217	98,501
Enstar Group, Ltd. †	1,222	283,247
Enterprise Financial Services Corp.	726	32,372
Equitable Holdings, Inc.	92,365	2,345,147
Equity Lifestyle Properties, Inc. R	8,235	552,816
Equity Residential R	9,700	582,000
Essent Group, Ltd.	11,153	446,678
Essential Properties Realty Trust, Inc. R	3,023	75,122
Eurazeo SE (France)	2,344	166,995
Fifth Third Bancorp	16,500	439,560
First BanCorp/Puerto Rico (Puerto Rico)	34,236	390,975
First Commonwealth Financial Corp.	5,448	67,719
First Financial Corp./IN	1,831	68,626
First Foundation, Inc.	4,615	34,382
Fulton Financial Corp.	14,803	204,577
Gaming and Leisure Properties, Inc. R	65,387	3,404,047
Genworth Financial, Inc. Class A †	80,081	402,007
Gjensidige Forsikring ASA (Norway)	7,640	125,203
Goldman Sachs Group, Inc. (The)	23,616	7,725,030
Goodman Group (Australia) R	86,938	1,105,688
Granite Point Mortgage Trust, Inc. R	13,741	68,155
Hana Financial Group, Inc. (South Korea)	22,270	700,294
Hancock Whitney Corp.	8,851	322,176
Hanmi Financial Corp.	4,542	84,345
Healthpeak Properties, Inc. R	94,700	2,080,559
Heartland Financial USA, Inc.	5,860	224,790
Heritage Commerce Corp.	7,597	63,283
Hersha Hospitality Trust Class A R	10,442	70,170
Hilltop Holdings, Inc.	2,833	84,055
HomeStreet, Inc.	3,434	61,778
Hope Bancorp, Inc.	18,792	184,537
Horace Mann Educators Corp.	7,262	243,132
Independent Bank Corp./MI	3,707	65,873
Intercontinental Exchange, Inc.	5,800	604,882
International Bancshares Corp.	1,957	83,799
Investor AB Class B (Sweden)	79,883	1,591,351
Israel Discount Bank, Ltd. Class A (Israel)	74,698	367,434
Jackson Financial, Inc. Class A	11,135	416,560
Japan Exchange Group, Inc. (Japan)	111,300	1,698,172
Japan Post Holdings Co., Ltd. (Japan)	164,800	1,340,945
Jones Lang LaSalle, Inc. †	3,435	499,758
JPMorgan Chase & Co.	103,478	13,484,218
Julius Baer Group, Ltd. (Switzerland)	15,532	1,063,466
Kennedy-Wilson Holdings, Inc.	17,829	295,783
KeyCorp	24,756	309,945
Ladder Capital Corp. R	6,803	64,288
Life Storage, Inc. R	4,807	630,150

18 Dynamic Asset Allocation Balanced Fund

COMMON STOCKS (68.7%)* cont.	Shares	Value
Financials cont.
Lloyds Banking Group PLC (United Kingdom)	2,561,704	$1,511,266
London Stock Exchange Group PLC (United Kingdom)	20,692	2,010,936
Marcus & Millichap, Inc.	4,660	149,633
Marsh & McLennan Cos., Inc.	3,600	599,580
MetLife, Inc.	76,100	4,409,234
MFA Financial, Inc. R	6,635	65,819
MGIC Investment Corp.	60,545	812,514
Midland States Bancorp, Inc.	2,919	62,525
Mitsubishi Estate Co., Ltd. (Japan)	93,300	1,113,902
Mitsubishi UFJ Financial Group, Inc. (Japan)	436,400	2,800,031
Mizrahi Tefahot Bank, Ltd. (Israel)	12,118	380,261
Mr. Cooper Group, Inc. †	9,183	376,228
Nasdaq, Inc.	10,200	557,634
National Australia Bank, Ltd. (Australia)	79,842	1,482,186
National Bank Holdings Corp. Class A	2,133	71,370
National Health Investors, Inc. R	1,513	78,041
National Retail Properties, Inc.	12,800	565,120
Navient Corp.	22,794	364,476
NBT Bancorp, Inc.	1,960	66,072
NN Group NV (Netherlands)	2,681	97,273
Nomura Real Estate Holdings, Inc. (Japan)	15,700	347,647
Nordea Bank ABP (Finland)	98,644	1,052,776
OceanFirst Financial Corp.	3,402	62,869
OFG Bancorp (Puerto Rico)	4,924	122,805
Outfront Media, Inc. R	21,305	345,780
Partners Group Holding AG (Switzerland)	587	553,445
Pathward Financial, Inc.	6,110	253,504
Peapack-Gladstone Financial Corp.	2,293	67,919
PennyMac Financial Services, Inc.	4,672	278,498
Piedmont Office Realty Trust, Inc. Class A R	15,010	109,573
Piper Sandler Cos.	458	63,483
PNC Financial Services Group, Inc. (The)	24,066	3,058,789
Popular, Inc. (Puerto Rico)	8,400	482,244
Preferred Bank/Los Angeles CA	1,250	68,513
ProAssurance Corp.	3,988	73,698
Prologis, Inc. R	5,050	630,089
Prudential PLC (United Kingdom)	196,123	2,682,235
Public Storage R	2,300	694,922
QCR Holdings, Inc.	1,460	64,109
Regency Centers Corp. R	9,300	568,974
Reinsurance Group of America, Inc.	4,027	534,625
Retail Opportunity Investments Corp. R	18,113	252,857
RMR Group, Inc. (The) Class A	2,764	72,527
S&T Bancorp, Inc.	2,545	80,040
Safehold, Inc. R	2,763	81,155
Sampo Oyj Class A (Finland)	26,018	1,227,312
SEI Investments Co.	4,800	276,240
Sekisui Chemical Co., Ltd. (Japan)	15,300	217,041
Simon Property Group, Inc. R	15,987	1,790,064

Dynamic Asset Allocation Balanced Fund 19

COMMON STOCKS (68.7%)* cont.	Shares	Value
Financials cont.
SITE Centers Corp. R	5,888	$72,305
SLM Corp.	41,362	512,475
SouthState Corp.	2,416	172,164
STAG Industrial, Inc. R	9,418	318,517
Star Holdings †	2,642	45,944
State Street Corp.	16,905	1,279,539
StoneX Group, Inc. †	3,627	375,503
Sunstone Hotel Investors, Inc. R	35,838	354,079
Synchrony Financial	17,067	496,308
Taylor Morrison Home Corp. †	11,809	451,812
Terreno Realty Corp. R	1,085	70,091
TPG RE Finance Trust, Inc. R	11,088	80,499
TrustCo Bank Corp. NY	1,901	60,718
UBS Group AG (Switzerland)	81,801	1,727,323
UMB Financial Corp.	4,710	271,861
Universal Insurance Holdings, Inc.	3,876	70,621
Unum Group	14,273	564,640
Urban Edge Properties R	4,661	70,195
Vicinity, Ltd. (Australia) R	320,836	420,212
Virtu Financial, Inc. Class A	31,400	593,460
Virtus Investment Partners, Inc.	1,025	195,150
Visa, Inc. Class A	25,947	5,850,011
Vornado Realty Trust R	69,598	1,069,721
W.R. Berkley Corp.	8,528	530,953
Washington Federal, Inc.	5,289	159,305
Wells Fargo & Co.	114,348	4,274,328
WesBanco, Inc.	4,899	150,399
Wintrust Financial Corp.	3,015	219,944
Zurich Insurance Group AG (Switzerland)	1,199	573,711
		177,304,331
Health care (9.6%)
2seventy bio, Inc. †	7,080	72,216
Abbott Laboratories	118,980	12,047,915
AbbVie, Inc.	35,438	5,647,754
ACADIA Pharmaceuticals, Inc. †	4,894	92,105
Adaptive Biotechnologies Corp. †	38,795	342,560
Agenus, Inc. †	62,992	95,748
Alkermes PLC †	15,402	434,182
Allscripts Healthcare Solutions, Inc. †	21,453	279,962
AmerisourceBergen Corp.	3,714	594,649
Amgen, Inc.	2,326	562,311
AMN Healthcare Services, Inc. †	3,916	324,871
Amylyx Pharmaceuticals, Inc. †	9,212	270,280
AngioDynamics, Inc. †	5,813	60,106
Arcellx, Inc. †	10,099	311,150
AstraZeneca PLC (United Kingdom)	43,178	5,993,110
AstraZeneca PLC (Rights) (United Kingdom) F	2,325	7,115
AstraZeneca PLC ADR (United Kingdom)	54,743	3,799,712
AtriCure, Inc. †	2,084	86,382

20 Dynamic Asset Allocation Balanced Fund

COMMON STOCKS (68.7%)* cont.	Shares	Value
Health care cont.
Avanos Medical, Inc. †	6,000	$178,440
Bio-Rad Laboratories, Inc. Class A †	1,790	857,446
BioCryst Pharmaceuticals, Inc. †	7,558	63,034
Biohaven, Ltd. †	4,858	66,360
bioMerieux (France)	2,533	267,247
Boston Scientific Corp. †	13,360	668,401
BridgeBio Pharma, Inc. †	9,075	150,464
Bristol-Myers Squibb Co.	74,672	5,175,516
Cardinal Health, Inc.	7,584	572,592
Castle Biosciences, Inc. †	2,885	65,547
Catalyst Pharmaceuticals, Inc. †	4,690	77,760
Chugai Pharmaceutical Co., Ltd. (Japan)	19,500	481,973
Cigna Corp.	20,726	5,296,114
Cogent Biosciences, Inc. †	6,108	65,905
Computer Programs and Systems, Inc. †	2,359	71,242
Corcept Therapeutics, Inc. †	3,757	81,377
CVS Health Corp.	88,454	6,573,017
Daiichi Sankyo Co., Ltd. (Japan)	29,500	1,076,652
Danaher Corp.	20,206	5,092,721
Dexcom, Inc. †	17,212	1,999,690
Dyne Therapeutics, Inc. †	7,470	86,054
Edwards Lifesciences Corp. †	8,021	663,577
Elevance Health, Inc.	12,537	5,764,638
Eli Lilly and Co.	37,280	12,802,698
Enanta Pharmaceuticals, Inc. †	5,878	237,706
Exelixis, Inc. †	34,500	669,645
FibroGen, Inc. †	18,101	337,765
Fulgent Genetics, Inc. †	5,124	159,971
GE HealthCare Technologies, Inc. †	4,100	336,323
Geron Corp. †	32,340	70,178
Ginkgo Bioworks Holdings, Inc. †	354,100	470,953
Glaukos Corp. †	2,039	102,154
GlaxoSmithKline PLC (United Kingdom)	74,084	1,321,316
HCA Healthcare, Inc.	9,668	2,549,258
Hologic, Inc. †	7,900	637,530
Humana, Inc.	6,974	3,385,598
IDEXX Laboratories, Inc. †	2,370	1,185,190
IGM Biosciences, Inc. †	4,005	55,029
Illumina, Inc. †	1,491	346,732
ImmunoGen, Inc. †	37,891	145,501
Inari Medical, Inc. †	1,182	72,977
Incyte Corp. †	24,163	1,746,260
Inspire Medical Systems, Inc. †	2,150	503,251
Intercept Pharmaceuticals, Inc. †	24,709	331,842
Intuitive Surgical, Inc. †	6,264	1,600,264
Ipsen SA (France)	3,270	360,430
IQVIA Holdings, Inc. †	10,089	2,006,601
IVERIC bio, Inc. †	4,199	102,162
Johnson & Johnson	12,300	1,906,500

Dynamic Asset Allocation Balanced Fund 21

COMMON STOCKS (68.7%)* cont.	Shares	Value
Health care cont.
Karuna Therapeutics, Inc. †	2,344	$425,764
Karyopharm Therapeutics, Inc. †	23,386	90,972
Keros Therapeutics, Inc. †	1,512	64,562
Kiniksa Pharmaceuticals, Ltd. Class A †	8,181	88,028
Lantheus Holdings, Inc. †	6,227	514,101
LivaNova PLC (United Kingdom) †	6,457	281,396
Lonza Group AG (Switzerland)	1,815	1,091,659
McKesson Corp.	13,639	4,856,166
Medpace Holdings, Inc. †	519	97,598
Medtronic PLC	19,700	1,588,214
Merck & Co., Inc.	143,477	15,264,517
Merck KGaA (Germany)	19,804	3,681,967
Mettler-Toledo International, Inc. †	400	612,084
Molina Healthcare, Inc. †	1,900	508,231
NextGen Healthcare, Inc. †	10,376	180,646
NGM Biopharmaceuticals, Inc. †	8,607	35,117
Novartis AG (Switzerland)	30,998	2,845,768
Novo Nordisk A/S Class B (Denmark)	35,837	5,687,066
Olympus Corp. (Japan)	41,300	725,313
Ono Pharmaceutical Co., Ltd. (Japan)	32,300	673,857
Option Care Health, Inc. †	13,314	422,986
Orthofix Medical, Inc. (Netherlands) †	4,328	72,494
Pacific Biosciences of California, Inc. †	7,925	91,772
Pfizer, Inc.	87,541	3,571,673
Provention Bio, Inc. †	3,032	73,071
PTC Therapeutics, Inc. †	9,140	442,742
RadNet, Inc. †	5,328	133,360
RAPT Therapeutics, Inc. †	4,072	74,721
Regeneron Pharmaceuticals, Inc. †	7,592	6,238,118
Rigel Pharmaceuticals, Inc. †	49,642	65,527
Roche Holding AG (Switzerland)	6,744	1,930,048
Sabra Health Care REIT, Inc. R	18,003	207,035
Sanofi (France)	45,937	5,002,638
Sonic Healthcare, Ltd. (Australia)	38,137	891,433
Sonova Holding AG (Switzerland)	2,901	855,457
STAAR Surgical Co. †	4,993	319,302
Sutro Biopharma, Inc. †	13,687	63,234
Teladoc Health, Inc. †	19,900	515,410
Thermo Fisher Scientific, Inc.	7,254	4,180,988
TransMedics Group, Inc. †	5,261	398,416
UnitedHealth Group, Inc.	18,272	8,635,164
Vertex Pharmaceuticals, Inc. †	23,800	7,498,666
Vir Biotechnology, Inc. †	14,286	332,435
Waters Corp. †	1,900	588,297
Xencor, Inc. †	2,237	62,390
		181,842,132
Semiconductor (0.5%)
Applied Materials, Inc.	26,320	3,232,886
ASML Holding NV (Netherlands)	1,849	1,263,412

22 Dynamic Asset Allocation Balanced Fund

COMMON STOCKS (68.7%)* cont.	Shares	Value
Semiconductor cont.
Axcelis Technologies, Inc. †	3,518	$468,774
KLA Corp.	1,991	794,747
Lam Research Corp.	1,646	872,578
MaxLinear, Inc. Class A †	11,534	406,112
Renesas Electronics Corp. (Japan) †	110,900	1,610,121
		8,648,630
Software (5.3%)
Adobe, Inc. †	16,579	6,389,049
American Software, Inc./GA Class A	4,108	51,802
Appian Corp. †	1,560	69,233
Atlassian Corp. Class A †	11,700	2,002,689
Autodesk, Inc. †	3,200	666,112
Cadence Design Systems, Inc. †	59,741	12,550,987
Dassault Systemes SE (France)	17,843	736,915
Domo, Inc. Class B †	19,442	275,882
Intapp, Inc. †	6,775	303,791
Intuit, Inc.	9,475	4,224,239
Manhattan Associates, Inc. †	3,900	603,915
Microsoft Corp.	199,711	57,576,681
Okta, Inc. †	7,700	664,048
Oracle Corp.	84,453	7,847,372
PROS Holdings, Inc. †	6,787	185,964
ROBLOX Corp. Class A †	20,000	899,600
Square Enix Holdings Co., Ltd. (Japan)	17,500	840,888
Squarespace, Inc. Class A †	11,711	372,058
TIS, Inc. (Japan)	26,200	692,536
Wix.com, Ltd. (Israel) †	18,400	1,836,320
Workday, Inc. Class A †	3,000	619,620
		99,409,701
Technology services (4.5%)
Accenture PLC Class A	40,988	11,714,780
Alphabet, Inc. Class A †	219,013	22,718,218
Alphabet, Inc. Class C †	106,631	11,089,624
Capgemini SE (France)	8,380	1,558,731
CSG Systems International, Inc.	5,137	275,857
DocuSign, Inc. †	12,362	720,705
eBay, Inc.	123,491	5,479,296
Fair Isaac Corp. †	851	597,989
GoDaddy, Inc. Class A †	7,400	575,128
HealthStream, Inc. †	3,492	94,633
Leidos Holdings, Inc.	15,746	1,449,577
Meta Platforms, Inc. Class A †	90,004	19,075,447
Palo Alto Networks, Inc. †	24,588	4,911,207
Pinterest, Inc. Class A †	22,000	599,940
Roku, Inc. †	8,300	546,306
Salesforce, Inc. †	13,506	2,698,229
Spotify Technology SA (Sweden) †	7,056	942,823
Zebra Technologies Corp. Class A †	2,252	716,136
		85,764,626

Dynamic Asset Allocation Balanced Fund 23

COMMON STOCKS (68.7%)* cont.	Shares	Value
Transportation (1.1%)
A.P. Moeller-Maersck A/S Class B (Denmark)	84	$152,227
ArcBest Corp.	2,491	230,218
Ardmore Shipping Corp. (Ireland)	6,996	104,031
Arlo Technologies, Inc. †	18,656	113,055
Canadian National Railway Co. (Canada)	16,786	1,980,661
Canadian Pacific Railway, Ltd. (Canada)	16,544	1,272,895
Covenant Logistics Group, Inc.	2,705	95,811
CSX Corp.	145,800	4,365,252
Daseke, Inc. †	9,509	73,505
Delta Air Lines, Inc. †	16,800	586,656
Deutsche Lufthansa AG (Germany) †	32,607	362,798
Deutsche Post AG (Germany)	31,679	1,479,734
Dorian LPG, Ltd.	7,627	152,082
Hub Group, Inc. Class A †	3,294	276,498
Kongsberg Gruppen ASA (Norway)	3,736	150,893
Matson, Inc.	4,896	292,144
Nippon Yusen (Japan)	25,500	595,865
Qantas Airways, Ltd. (voting rights) (Australia) †	191,109	848,993
Safe Bulkers, Inc. (Monaco)	18,497	68,254
Scorpio Tankers, Inc.	4,746	267,247
SITC International Holdings Co., Ltd. (Hong Kong)	33,000	70,923
Southwest Airlines Co.	81,072	2,638,083
Teekay Corp. (Bermuda) †	15,568	96,210
Union Pacific Corp.	20,991	4,224,649
United Parcel Service, Inc. Class B	3,435	666,356
		21,165,040
Utilities and power (1.7%)
AES Corp. (The)	21,768	524,173
ALLETE, Inc.	3,723	239,650
Ameren Corp.	37,364	3,227,876
American Electric Power Co., Inc.	6,200	564,138
Black Hills Corp.	1,168	73,701
Chesapeake Utilities Corp.	1,891	242,029
Constellation Energy Corp.	63,006	4,945,972
Dominion Energy, Inc.	10,400	581,464
DTE Energy Co.	4,902	536,965
Duke Energy Corp.	5,962	575,154
E.ON SE (Germany)	117,368	1,464,020
Edison International	8,916	629,380
Enel SpA (Italy)	208,747	1,274,878
Eversource Energy	7,600	594,776
Exelon Corp.	77,356	3,240,443
FirstEnergy Corp.	14,416	577,505
National Guel Gas co.	10,100	583,174
New Jersey Resources Corp.	2,455	130,606
NextEra Energy, Inc.	7,900	608,932
Northwest Natural Holding Co.	4,409	209,692
NRG Energy, Inc.	95,769	3,283,919
Otter Tail Corp.	2,079	150,249

24 Dynamic Asset Allocation Balanced Fund

COMMON STOCKS (68.7%)* cont.	Shares	Value
Utilities and power cont.
PNM Resources, Inc.	8,781	$427,459
Portland General Electric Co.	3,241	158,452
PPL Corp.	9,600	266,784
Public Service Enterprise Group, Inc.	9,800	612,010
RWE AG (Germany)	30,704	1,319,924
SJW Group	2,158	164,289
Southern Co. (The)	8,636	600,893
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	13,140	15,111
Tokyo Gas Co., Ltd. (Japan)	34,700	653,416
Unitil Corp.	1,578	90,009
Vistra Corp.	93,060	2,233,440
WEC Energy Group, Inc.	6,300	597,177
Xcel Energy, Inc.	8,987	606,074
		32,003,734
Total common stocks (cost $980,362,774)		$1,298,071,999

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (34.6%)*	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (3.3%)
Government National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 12/20/48 to 4/20/49	$629,310	$664,742
5.00%, 5/20/49	18,293	18,453
4.70%, with due dates from 5/20/67 to 8/20/67	90,457	90,580
4.639%, 6/20/67	50,915	50,821
4.525%, 3/20/67	66,557	66,331
4.50%, TBA, 4/1/53	10,000,000	9,849,590
4.50%, with due dates from 5/15/47 to 5/20/49	361,325	358,375
4.00%, TBA, 4/1/53	7,000,000	6,738,684
3.00%, TBA, 4/1/53	22,000,000	20,012,655
3.00%, with due dates from 8/20/49 to 4/20/51	27,759,864	25,452,186
		63,302,417
U.S. Government Agency Mortgage Obligations (31.3%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
4.00%, 9/1/45	152,191	149,338
3.00%, with due dates from 2/1/47 to 1/1/48	9,739,278	8,875,602
2.50%, with due dates from 8/1/50 to 8/1/51	7,438,038	6,426,781
Federal National Mortgage Association Pass-Through Certificates
4.50%, 5/1/49	4,246	4,212
4.00%, 1/1/57	734,982	710,869
4.00%, with due dates from 6/1/48 to 4/1/49	7,747,621	7,511,930
3.50%, 6/1/56	1,332,324	1,247,417
3.50%, with due dates from 4/1/52 to 5/1/52	5,641,627	5,291,350
3.00%, with due dates from 4/1/46 to 11/1/48	12,089,234	11,059,991
2.50%, with due dates from 7/1/50 to 8/1/51	38,162,021	33,031,317
Uniform Mortgage-Backed Securities
6.00%, TBA, 5/1/53	20,000,000	20,398,442
6.00%, TBA, 4/1/53	20,000,000	20,410,160
5.50%, TBA, 5/1/53	30,000,000	30,294,132
5.50%, TBA, 4/1/53	30,000,000	30,304,680

Dynamic Asset Allocation Balanced Fund 25

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (34.6%)* cont.	Principal amount	Value
U.S. Government Agency Mortgage Obligations cont.
Uniform Mortgage-Backed Securities
5.00%, TBA, 5/1/53	$98,000,000	$97,712,850
5.00%, TBA, 4/1/53	109,000,000	108,689,132
4.50%, TBA, 5/1/53	21,000,000	20,574,248
4.50%, TBA, 4/1/53	21,000,000	20,570,147
4.00%, TBA, 5/1/53	1,000,000	956,719
4.00%, TBA, 4/1/53	1,000,000	956,328
3.50%, TBA, 5/1/53	23,000,000	21,374,714
3.50%, TBA, 4/1/53	23,000,000	21,361,239
3.00%, TBA, 4/1/53	15,000,000	13,450,788
2.50%, TBA, 5/1/53	25,000,000	21,568,355
2.50%, TBA, 4/1/53	35,000,000	30,166,986
2.50%, TBA, 5/1/38	27,000,000	25,064,654
2.50%, TBA, 4/1/38	27,000,000	25,039,341
2.00%, TBA, 4/1/53	9,000,000	7,436,526
		590,638,248
Total U.S. government and agency mortgage obligations (cost $661,257,455)		$653,940,665

U.S. TREASURY OBLIGATIONS (—%)*	Principal amount	Value
U.S. Treasury Bonds 4.250%, 11/15/40 [i]	$116,000	$126,314
Total U.S. treasury obligations (cost $126,314)		$126,314

CORPORATE BONDS AND NOTES (16.0%)*	Principal amount	Value
Basic materials (1.1%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)	$400,000	$408,758
ATI, Inc. sr. unsec. notes 4.875%, 10/1/29	75,000	68,254
ATI, Inc. sr. unsec. sub. notes 5.875%, 12/1/27	320,000	312,608
Avient Corp. 144A sr. unsec. unsub. notes 7.125%, 8/1/30	70,000	72,188
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29	180,000	154,221
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26	80,000	75,800
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29	210,000	185,298
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29	222,000	220,304
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30	240,000	212,136
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32	110,000	110,393
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32	110,000	95,853
Cabot Corp. sr. unsec. bonds 5.00%, 6/30/32	355,000	345,533
Celanese US Holdings, LLC company guaranty sr. unsec. bonds 6.379%, 7/15/32 (Germany)	295,000	299,038
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)	310,000	313,413

26 Dynamic Asset Allocation Balanced Fund

CORPORATE BONDS AND NOTES (16.0%)* cont.	Principal amount	Value
Basic materials cont.
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)	$1,745,000	$1,754,955
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)	350,000	300,878
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43	1,050,000	905,445
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	396,000	385,546
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32	85,000	73,119
Commercial Metals Co. sr. unsec. notes 4.125%, 1/15/30	295,000	260,383
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 6.75%, 12/1/27	260,000	247,532
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24	95,000	90,219
Constellium NV 144A company guaranty sr. unsec. notes 5.875%, 2/15/26 (France)	250,000	250,275
CP Atlas Buyer, Inc. 144A sr. unsec. notes 7.00%, 12/1/28	125,000	92,826
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 4/1/25 (Canada)	235,000	234,807
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.875%, 3/1/26 (Canada)	200,000	194,001
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)	210,000	196,431
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 4.00%, 3/27/27	340,000	327,391
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30	716,000	599,828
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.75%, 2/1/30	150,000	130,134
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/1/29	155,000	133,906
Herens Holdco SARL 144A company guaranty sr. notes 4.75%, 5/15/28 (Luxembourg)	260,000	209,300
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)	105,000	99,225
Huntsman International, LLC sr. unsec. bonds 2.95%, 6/15/31	270,000	221,795
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29	474,000	445,104
Ingevity Corp. 144A company guaranty sr. unsec. notes 3.875%, 11/1/28	195,000	166,725
Intelligent Packaging Holdco Issuer LP 144A sr. unsec. notes 9.00%, 1/15/26 (Canada) ‡‡	145,000	107,300
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer, LLC 144A sr. notes 6.00%, 9/15/28 (Canada)	180,000	154,800
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	525,000	499,327
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50	105,000	71,326
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30	185,000	148,462
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 1.832%, 10/15/27	75,000	63,659

Dynamic Asset Allocation Balanced Fund 27

CORPORATE BONDS AND NOTES (16.0%)* cont.		Principal amount	Value
Basic materials cont.
Kleopatra Holdings 2 SCA company guaranty sr. unsec. notes Ser. REGS, 6.50%, 9/1/26 (Luxembourg)	EUR	170,000	$105,527
Louisiana-Pacific Corp. 144A sr. unsec. notes 3.625%, 3/15/29		$220,000	189,166
LSF11 A5 HoldCo, LLC 144A sr. unsec. notes 6.625%, 10/15/29		330,000	277,487
Mauser Packaging Solutions Holding Co. 144A company guaranty notes 9.25%, 4/15/27		145,000	133,979
Mauser Packaging Solutions Holding Co. 144A sr. notes 7.875%, 8/15/26		315,000	315,000
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)		235,000	228,892
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)		190,000	162,710
Minsur SA sr. unsec. notes Ser. REGS, 4.50%, 10/28/31 (Peru)		650,000	553,313
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31		50,000	42,112
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		210,000	192,947
Novelis Corp. 144A company guaranty sr. unsec. notes 3.25%, 11/15/26		100,000	91,387
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)		143,000	135,809
Nutrien, Ltd. sr. unsec. bonds 4.125%, 3/15/35 (Canada)		727,000	649,390
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)		233,000	224,420
Olympus Water US Holding Corp. 144A sr. unsec. notes 6.25%, 10/1/29		260,000	192,454
PMHC II, Inc. 144A sr. unsec. notes 9.00%, 2/15/30		260,000	199,575
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28		390,000	347,716
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29		325,000	268,938
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27		570,000	545,433
TMS International Holding Corp. 144A sr. unsec. notes 6.25%, 4/15/29		275,000	211,997
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/29 (Luxembourg)		245,000	150,577
Tronox, Inc. 144A company guaranty sr. unsec. notes 4.625%, 3/15/29		290,000	242,846
Univar Solutions USA, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/1/27		260,000	260,182
Westlake Corp. sr. unsec. bonds 3.125%, 8/15/51		837,000	531,963
Westlake Corp. sr. unsec. bonds 2.875%, 8/15/41		418,000	283,575
Westlake Corp. sr. unsec. unsub. notes 3.60%, 8/15/26		1,002,000	957,626
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30		690,000	805,012
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31		154,000	177,434
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32 R		39,000	44,813
WR Grace Holdings, LLC 144A company guaranty sr. notes 4.875%, 6/15/27		1,316,000	1,268,505
WR Grace Holdings, LLC 144A sr. notes 7.375%, 3/1/31		225,000	225,281
WR Grace Holdings, LLC 144A sr. unsec. notes 5.625%, 8/15/29		270,000	228,825
			21,483,387

28 Dynamic Asset Allocation Balanced Fund

CORPORATE BONDS AND NOTES (16.0%)* cont.		Principal amount	Value
Capital goods (1.0%)
Adient Global Holdings, Ltd. 144A sr. notes 7.00%, 4/15/28		$190,000	$194,750
Adient Global Holdings, Ltd. 144A sr. unsec. unsub. notes 8.25%, 4/15/31		225,000	231,188
Allison Transmission, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 1/30/31		120,000	102,382
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		350,000	330,637
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27		170,000	165,325
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30		170,000	152,741
ARD Finance SA 144A sr. notes Ser. REGS, 6.50%, 6/30/27 (Ireland) ‡‡		200,000	152,980
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC 144A sr. unsec. notes 4.00%, 9/1/29		225,000	176,063
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. sub. notes 4.125%, 8/15/26 (Ireland)		245,000	228,463
Ball Corp. company guaranty sr. unsec. notes 3.125%, 9/15/31		280,000	231,700
Berry Global Escrow Corp. 144A sr. notes 4.875%, 7/15/26		51,000	49,710
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27		296,000	259,137
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26		947,000	859,696
Boeing Co. (The) sr. unsec. notes 2.196%, 2/4/26		1,630,000	1,512,376
Boeing Co. (The) sr. unsec. unsub. bonds 3.375%, 6/15/46		215,000	152,580
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)		85,000	86,048
Bombardier, Inc. 144A sr. unsec. notes 7.125%, 6/15/26 (Canada)		200,000	200,720
Chart Industries, Inc. 144A company guaranty sr. notes 7.50%, 1/1/30		280,000	289,302
Chart Industries, Inc. 144A company guaranty sr. unsec. notes 9.50%, 1/1/31		35,000	36,925
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25		144,000	145,534
Clarios Global LP/Clarios US Finance Co. company guaranty sr. notes Ser. REGS, 4.375%, 5/15/26	EUR	185,000	191,125
Clean Harbors, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 2/1/31		$280,000	285,671
Covanta Holding Corp. 144A company guaranty sr. unsec. notes 4.875%, 12/1/29		335,000	298,063
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		150,000	158,502
DP World Salaam jr. unsec. sub. FRN 6.00%, 1/1/26 (United Arab Emirates)		620,000	615,350
GFL Environmental, Inc. 144A company guaranty sr. notes 3.50%, 9/1/28 (Canada)		140,000	126,700
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		185,000	172,809
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.00%, 8/1/28 (Canada)		50,000	45,429
GFL Environmental, Inc. 144A sr. notes 5.125%, 12/15/26 (Canada)		235,000	229,775
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		410,000	309,862
Honeywell International, Inc. sr. unsec. bonds 3.812%, 11/21/47		315,000	275,000
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29		740,000	656,084
Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64		515,000	460,873

Dynamic Asset Allocation Balanced Fund 29

CORPORATE BONDS AND NOTES (16.0%)* cont.		Principal amount	Value
Capital goods cont.
Johnson Controls International PLC sr. unsec. notes 3.90%, 2/14/26		$284,000	$276,589
L3Harris Technologies, Inc. sr. unsec. bonds 1.80%, 1/15/31		145,000	117,200
L3Harris Technologies, Inc. sr. unsec. notes 3.85%, 12/15/26		491,000	478,614
L3Harris Technologies, Inc. sr. unsec. sub. notes 4.40%, 6/15/28		368,000	360,555
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28		75,000	64,875
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29		335,000	258,788
MajorDrive Holdings IV, LLC 144A sr. unsec. notes 6.375%, 6/1/29		470,000	348,002
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28		1,165,000	1,106,941
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28		263,000	259,515
Otis Worldwide Corp. sr. unsec. notes 2.565%, 2/15/30		320,000	280,615
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		20,000	20,075
Raytheon Technologies Corp. sr. unsec. bonds 4.875%, 10/15/40		135,000	131,590
Raytheon Technologies Corp. sr. unsec. notes 5.15%, 2/27/33		120,000	124,884
Raytheon Technologies Corp. sr. unsec. unsub. notes 4.125%, 11/16/28		1,015,000	1,000,401
Ritchie Bros Holdings, Inc. 144A company guaranty sr. notes 6.75%, 3/15/28		80,000	82,100
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31		155,000	162,208
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29		349,000	311,626
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29		520,000	469,807
Sensata Technologies BV 144A company guaranty sr. unsec. unsub. notes 5.875%, 9/1/30		225,000	223,031
Staples, Inc. 144A sr. notes 7.50%, 4/15/26		475,000	416,162
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29		145,000	134,924
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		180,000	175,950
TransDigm, Inc. company guaranty sr. unsec. sub. notes 5.50%, 11/15/27		310,000	292,303
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		235,000	207,994
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.625%, 1/15/29		205,000	182,245
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26		295,000	295,268
TransDigm, Inc. 144A sr. notes 6.75%, 8/15/28		260,000	261,950
Vertical Midco GMBH company guaranty sr. notes Ser. REGS, 4.375%, 7/15/27 (Germany)	EUR	255,000	249,747
Vertiv Group Corp. 144A company guaranty sr. notes 4.125%, 11/15/28		$375,000	330,883
Waste Connections, Inc. sr. unsec. bonds 3.20%, 6/1/32		92,000	81,974
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29		585,000	545,735
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26		105,000	96,565
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28		340,000	349,112
			19,081,728

30 Dynamic Asset Allocation Balanced Fund

CORPORATE BONDS AND NOTES (16.0%)* cont.	Principal amount	Value
Communication services (1.6%)
Altice France Holding SA 144A company guaranty sr. sub. notes 10.50%, 5/15/27 (France)	$255,000	$195,075
Altice France Holding SA 144A company guaranty sr. unsec. notes 6.00%, 2/15/28 (France)	400,000	255,280
Altice France SA 144A company guaranty sr. notes 5.50%, 1/15/28 (France)	200,000	164,310
Altice France SA 144A company guaranty sr. notes 5.125%, 7/15/29 (France)	200,000	150,500
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31 R	776,000	650,784
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30 R	445,000	387,002
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27 R	990,000	912,738
American Tower Corp. sr. unsec. unsub. notes 3.55%, 7/15/27 R	788,000	742,648
AT&T, Inc. company guaranty sr. unsec. unsub. notes 2.30%, 6/1/27	333,000	305,165
AT&T, Inc. sr. unsec. bonds 3.55%, 9/15/55	2,179,000	1,564,105
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33	858,000	690,132
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	1,125,000	1,016,014
AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27	253,000	250,979
CCO Holdings, LLC/CCO Holdings Capital Corp. sr. unsec. bonds 4.50%, 5/1/32	165,000	134,940
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29	180,000	165,285
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30	860,000	745,100
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 4.25%, 2/1/31	160,000	130,826
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 2.25%, 1/15/29	845,000	704,729
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45	760,000	720,021
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50	730,000	556,401
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	250,000	247,505
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. sr. bonds 3.70%, 4/1/51	345,000	220,792
Comcast Corp. company guaranty sr. unsec. bonds 2.987%, 11/1/63	199,000	129,028
Comcast Corp. company guaranty sr. unsec. notes 3.45%, 2/1/50	593,000	457,993
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	329,000	276,202
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27	531,000	494,617
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	591,000	559,030
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28 R	530,000	502,978
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27 R	697,000	661,178
Crown Castle, Inc. sr. unsec. sub. notes 1.05%, 7/15/26 R	449,000	395,646
Crown Castle, Inc. sr. unsec. unsub. bonds 3.70%, 6/15/26 R	221,000	213,057

Dynamic Asset Allocation Balanced Fund 31

CORPORATE BONDS AND NOTES (16.0%)* cont.	Principal amount	Value
Communication services cont.
CSC Holdings, LLC 144A sr. unsec. bonds 5.75%, 1/15/30	$285,000	$150,060
Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)	435,000	531,652
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27	100,000	90,570
DISH DBS Corp. company guaranty sr. unsec. notes 7.75%, 7/1/26	135,000	89,100
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.125%, 6/1/29	235,000	125,138
DISH DBS Corp. 144A company guaranty sr. notes 5.75%, 12/1/28	210,000	156,713
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26	115,000	91,758
Embarq Corp. sr. unsec. unsub. bonds 7.995%, 6/1/36	400,000	168,000
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29 R	266,000	237,446
Equinix, Inc. sr. unsec. sub. notes 2.90%, 11/18/26 R	1,835,000	1,706,452
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27	415,000	377,277
Frontier Communications Corp. 144A notes 6.75%, 5/1/29	385,000	305,113
Level 3 Financing, Inc. 144A company guaranty sr. notes 10.50%, 5/15/30	129,250	123,434
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28	385,000	217,217
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	847,000	910,127
Sprint Corp. company guaranty sr. unsec. notes 7.625%, 3/1/26	150,000	158,622
T-Mobile USA, Inc. company guaranty sr. bonds 2.25%, 11/15/31	1,315,000	1,076,706
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30	119,000	111,659
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27	1,318,000	1,266,957
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.05%, 7/15/33	75,000	75,336
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31	155,000	133,709
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27	21,000	21,070
T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.95%, 3/15/28	660,000	666,349
TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28	400,000	447,114
Telefonica Emisiones SA company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)	1,130,000	940,343
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61	1,017,000	758,321
Verizon Communications, Inc. sr. unsec. notes 2.55%, 3/21/31	508,000	432,761
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34	815,000	774,627
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	2,323,000	2,296,407
Verizon Communications, Inc. sr. unsec. unsub. notes 2.10%, 3/22/28	360,000	320,696
VZ Secured Financing BV 144A sr. notes 5.00%, 1/15/32 (Netherlands)	510,000	409,275
		29,770,069

32 Dynamic Asset Allocation Balanced Fund

CORPORATE BONDS AND NOTES (16.0%)* cont.	Principal amount	Value
Conglomerates (—%)
General Electric Co. jr. unsec. sub. FRN (ICE LIBOR USD 3 Month + 3.33%), 8.196%, perpetual maturity	$100,000	$99,900
		99,900
Consumer cyclicals (1.9%)
ADT Security Corp. 144A sr. notes 4.125%, 8/1/29	295,000	263,078
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	540,000	506,250
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	328,000	286,965
Allied Universal Holdco LLC/Allied Universal Finance Corp. 144A sr. unsec. notes 6.00%, 6/1/29	345,000	257,529
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	1,555,000	1,498,174
Amazon.com, Inc. sr. unsec. unsub. notes 2.10%, 5/12/31	246,000	210,265
AMC Entertainment Holdings, Inc. 144A company guaranty sr. notes 7.50%, 2/15/29	120,000	82,912
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28	270,000	245,835
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29	225,000	192,119
Asbury Automotive Group, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 2/15/32	25,000	21,900
Asbury Automotive Group, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/15/29	65,000	58,175
Autonation, Inc. sr. unsec. bonds 2.40%, 8/1/31	320,000	246,396
Bath & Body Works, Inc. company guaranty sr. unsec. bonds 6.75%, perpetual maturity	125,000	111,736
Bath & Body Works, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity	255,000	260,238
Bath & Body Works, Inc. 144A company guaranty sr. unsec. notes 9.375%, 7/1/25	29,000	30,982
Bath & Body Works, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30	240,000	233,971
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%, 4/1/27 ‡‡	95,000	74,575
Beasley Mezzanine Holdings, LLC 144A company guaranty sr. notes 8.625%, 2/1/26	330,000	218,250
Block, Inc. sr. unsec. notes 3.50%, 6/1/31	820,000	673,426
BMW Finance NV 144A company guaranty sr. unsec. notes 2.85%, 8/14/29 (Netherlands)	536,000	482,020
Booking Holdings, Inc. sr. unsec. sub. notes 4.625%, 4/13/30	570,000	569,637
Boyd Gaming Corp. company guaranty sr. unsec. notes 4.75%, 12/1/27	275,000	263,753
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31	290,000	263,378
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30	140,000	142,450
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29	145,000	126,803
Caesars Resort Collection, LLC/CRC Finco, Inc. 144A company guaranty sr. notes 5.75%, 7/1/25	510,000	510,109
Camelot Return Merger Sub, Inc. 144A sr. notes 8.75%, 8/1/28	60,000	55,556
Carnival Corp. 144A notes 10.50%, 2/1/26	150,000	156,288
Carnival Corp. 144A notes 9.875%, 8/1/27	110,000	113,310

Dynamic Asset Allocation Balanced Fund 33

CORPORATE BONDS AND NOTES (16.0%)* cont.	Principal amount	Value
Consumer cyclicals cont.
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27	$330,000	$270,709
Carriage Services, Inc. 144A company guaranty sr. unsec. notes 4.25%, 5/15/29	190,000	156,493
CDI Escrow Issuer, Inc. 144A sr. unsec. notes 5.75%, 4/1/30	310,000	295,275
Cengage Learning, Inc. 144A sr. unsec. unsub. notes 9.50%, 6/15/24	320,000	309,392
Cinemark USA, Inc. 144A company guaranty sr. notes 8.75%, 5/1/25	50,000	51,046
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.875%, 3/15/26	245,000	231,094
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28	255,000	220,575
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 5.125%, 8/15/27	385,000	345,538
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28	220,000	165,000
D.R. Horton, Inc. company guaranty sr. unsec. unsub. notes 1.30%, 10/15/26	1,230,000	1,085,091
Ecolab, Inc. sr. unsec. unsub. bonds 2.70%, 11/1/26	1,680,000	1,592,486
Everi Holdings, Inc. 144A company guaranty sr. unsec. notes 5.00%, 7/15/29	195,000	173,565
Full House Resorts, Inc. 144A company guaranty sr. notes 8.25%, 2/15/28	315,000	286,650
Garda World Security Corp. 144A sr. notes 7.75%, 2/15/28 (Canada)	60,000	59,550
Garda World Security Corp. 144A sr. notes 4.625%, 2/15/27 (Canada)	125,000	112,206
Garda World Security Corp. 144A sr. unsec. notes 6.00%, 6/1/29 (Canada)	150,000	119,250
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30	240,000	215,429
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29	60,000	53,538
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27	72,000	63,764
Gray Escrow II, Inc. 144A sr. unsec. bonds 5.375%, 11/15/31	630,000	418,320
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)	172,000	163,184
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 9.00%, perpetual maturity	115,000	117,731
Hilton Domestic Operating Co., Inc. company guaranty sr. unsec. bonds 4.875%, 1/15/30	425,000	407,091
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27	190,000	187,420
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26	763,000	758,421
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27	467,807	340,330
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	1,421,000	1,394,174
Interpublic Group of Cos., Inc. (The) sr. unsec. unsub. notes 2.40%, 3/1/31	18,000	14,939
JELD-WEN, Inc. 144A company guaranty sr. sub. notes 6.25%, 5/15/25	95,000	94,763
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27	115,000	97,817

34 Dynamic Asset Allocation Balanced Fund

CORPORATE BONDS AND NOTES (16.0%)* cont.	Principal amount	Value
Consumer cyclicals cont.
Kontoor Brands, Inc. 144A company guaranty sr. unsec. notes 4.125%, 11/15/29	$285,000	$244,031
Las Vegas Sands Corp. sr. unsec. unsub. notes 3.90%, 8/8/29	265,000	239,209
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29	170,000	130,106
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/29/27	792,000	783,653
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31	490,000	417,725
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26	225,000	217,688
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27	120,000	121,289
Macy’s Retail Holdings, LLC 144A company guaranty sr. unsec. unsub. bonds 6.125%, 3/15/32	120,000	105,635
Macy’s Retail Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 5.875%, 3/15/30	30,000	26,625
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28	90,000	85,950
Masonite International Corp. 144A company guaranty sr. unsec. notes 3.50%, 2/15/30	285,000	236,210
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29	215,000	193,172
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26	100,000	94,134
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28	345,000	300,150
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29	360,000	295,200
Michaels Cos., Inc. (The) 144A sr. unsec. notes 7.875%, 5/1/29	100,000	70,000
MIWD Holdco II, LLC/MIWD Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 2/1/30	85,000	71,825
Moody’s Corp. sr. unsec. notes 2.00%, 8/19/31	1,030,000	840,063
NCL Corp., Ltd. 144A company guaranty sr. notes 5.875%, 2/15/27	110,000	102,025
NCL Corp., Ltd. 144A sr. unsec. unsub. notes 7.75%, 2/15/29	85,000	72,038
Neptune Bidco US, Inc. 144A sr. notes 9.29%, 4/15/29	435,000	403,289
News Corp. 144A company guaranty sr. unsec. unsub. bonds 5.125%, 2/15/32	154,000	144,385
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29	220,000	195,525
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26	870,000	844,226
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29	205,000	188,477
Paramount Global sr. unsec. unsub. notes 4.00%, 1/15/26	152,000	146,999
Paramount Global sr. unsec. unsub. notes 2.90%, 1/15/27	376,000	342,556
Penn Entertainment, Inc. 144A sr. unsec. notes 5.625%, 1/15/27	265,000	248,822
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty sr. notes 3.375%, 8/31/27	120,000	107,550
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28	325,000	303,875
Raptor Acquisition Corp./Raptor Co-Issuer, LLC 144A sr. notes 4.875%, 11/1/26	70,000	65,100
Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 5.75%, 1/15/29	115,000	86,073
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 1/15/30	35,000	35,219

Dynamic Asset Allocation Balanced Fund 35

CORPORATE BONDS AND NOTES (16.0%)* cont.		Principal amount	Value
Consumer cyclicals cont.
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. unsub. notes 9.25%, 1/15/29		$255,000	$270,938
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.50%, 8/31/26		95,000	88,877
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 4.25%, 7/1/26		55,000	49,363
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29		105,000	93,164
S&P Global, Inc. company guaranty sr. unsec. notes 4.75%, 8/1/28		86,000	87,258
S&P Global, Inc. company guaranty sr. unsec. notes 2.45%, 3/1/27		95,000	89,093
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30		200,000	160,517
Sabre GLBL, Inc. 144A company guaranty sr. notes 9.25%, 4/15/25		290,000	273,180
Scientific Games Holdings LP/Scientific Games US FinCo., Inc. 144A sr. unsec. notes 6.625%, 3/1/30		170,000	150,225
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		375,000	375,724
Scientific Games International, Inc. 144A sr. unsec. notes 7.00%, 5/15/28		110,000	108,900
Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29		500,000	429,909
Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. unsub. bonds 4.375%, 2/1/32		120,000	96,447
Scripps Escrow II, Inc. 144A sr. notes 3.875%, 1/15/29		130,000	102,006
Scripps Escrow II, Inc. 144A sr. unsec. bonds 5.375%, 1/15/31		190,000	130,625
Scripps Escrow, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/27		115,000	84,703
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		200,000	188,000
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31		275,000	213,813
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28		235,000	201,851
Spanish Broadcasting System, Inc. 144A sr. notes 9.75%, 3/1/26		120,000	81,300
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		180,000	156,217
Standard Industries, Inc. sr. unsec. notes Ser. REGS, 2.25%, 11/21/26	EUR	180,000	169,198
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31		$90,000	72,332
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27		120,000	113,966
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		20,000	18,684
Standard Industries, Inc. 144A sr. unsec. notes 4.375%, 7/15/30		305,000	265,350
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31		135,000	114,008
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28		325,000	293,313
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 2.691%, 9/15/31		445,000	359,609
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27		400,000	354,371
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		205,000	195,775
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		85,000	78,462
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		70,000	68,857

36 Dynamic Asset Allocation Balanced Fund

CORPORATE BONDS AND NOTES (16.0%)* cont.	Principal amount	Value
Consumer cyclicals cont.
Townsquare Media, Inc. 144A sr. notes 6.875%, 2/1/26	$165,000	$156,092
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24	130,000	129,350
Univision Communications, Inc. 144A company guaranty sr. notes 6.625%, 6/1/27	325,000	308,165
Univision Communications, Inc. 144A sr. notes 7.375%, 6/30/30	100,000	94,544
Urban One, Inc. 144A company guaranty sr. notes 7.375%, 2/1/28	195,000	177,158
Victoria’s Secret & Co. 144A sr. unsec. notes 4.625%, 7/15/29	345,000	278,588
Walt Disney Co. (The) company guaranty sr. unsec. bonds 7.75%, 12/1/45	382,000	501,994
Warnermedia Holdings, Inc. 144A company guaranty sr. unsec. bonds 4.279%, 3/15/32	1,924,000	1,717,741
Warnermedia Holdings, Inc. 144A company guaranty sr. unsec. notes 3.755%, 3/15/27	695,000	654,501
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28	165,000	143,131
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27	295,000	278,775
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31	110,000	111,650
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29	310,000	281,592
		36,085,061
Consumer staples (0.9%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)	160,000	137,200
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)	230,000	212,325
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)	265,000	246,450
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30	160,000	149,342
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27	220,000	212,759
Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/26	200,000	205,199
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 4.90%, 2/1/46	871,000	851,239
Ashtead Capital, Inc. 144A bonds 4.25%, 11/1/29	255,000	233,995
Ashtead Capital, Inc. 144A company guaranty sr. unsec. notes 2.45%, 8/12/31	280,000	220,577
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	1,000,000	958,061
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29	260,000	228,667
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28	21,599	21,697
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45	210,000	187,107
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	390,000	460,948
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	462,000	473,758

Dynamic Asset Allocation Balanced Fund 37

CORPORATE BONDS AND NOTES (16.0%)* cont.		Principal amount	Value
Consumer staples cont.
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85%, 11/15/24		$465,000	$455,677
ERAC USA Finance, LLC 144A company guaranty sr. unsec. unsub. notes 3.30%, 12/1/26		143,000	134,941
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. unsec. notes 6.75%, 1/15/30		105,000	86,387
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27		240,000	231,600
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25		120,000	120,365
JDE Peet’s NV 144A company guaranty sr. unsec. notes 1.375%, 1/15/27 (Netherlands)		730,000	633,781
Kenvue, Inc. 144A company guaranty sr. unsec. notes 4.90%, 3/22/33		522,000	539,318
Kenvue, Inc. 144A company guaranty sr. unsec. unsub. bonds 5.05%, 3/22/53		94,000	96,876
Kenvue, Inc. 144A company guaranty sr. unsec. unsub. notes 5.05%, 3/22/28		1,186,000	1,225,725
Keurig Dr Pepper, Inc. company guaranty sr. unsec. notes 2.25%, 3/15/31		975,000	817,331
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 3.43%, 6/15/27		194,000	185,072
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27		140,000	135,975
Kraft Heinz Foods Co. company guaranty sr. unsec. sub. notes 3.875%, 5/15/27		882,000	861,139
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.875%, 5/15/28		170,000	164,891
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.125%, 1/31/30		355,000	324,825
Match Group Holdings II, LLC 144A sr. unsec. bonds 5.00%, 12/15/27		111,000	105,145
Match Group Holdings II, LLC 144A sr. unsec. bonds 3.625%, 10/1/31		210,000	170,893
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		50,000	43,050
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28		943,000	875,783
Millennium Escrow Corp. 144A sr. notes 6.625%, 8/1/26		155,000	100,750
Nestle Holdings, Inc. 144A company guaranty sr. unsec. notes 0.375%, 1/15/24		1,545,000	1,492,303
Netflix, Inc. sr. unsec. bonds Ser. REGS, 3.875%, 11/15/29	EUR	725,000	770,584
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		$225,000	223,875
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		848,000	891,121
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26		845,000	835,494
Newell Brands, Inc. sr. unsec. notes 4.875%, 6/1/25		135,000	131,606
Newell Brands, Inc. sr. unsec. unsub. notes 4.70%, 4/1/26		325,000	312,813
PECF USS Intermediate Holding III Corp. 144A sr. unsec. notes 8.00%, 11/15/29		415,000	275,560
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25		265,000	265,580
Yum! Brands, Inc. sr. unsec. bonds 5.375%, 4/1/32		80,000	77,442

38 Dynamic Asset Allocation Balanced Fund

CORPORATE BONDS AND NOTES (16.0%)* cont.	Principal amount	Value
Consumer staples cont.
Yum! Brands, Inc. sr. unsec. sub. bonds 3.625%, 3/15/31	$120,000	$105,360
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30	180,000	171,970
		17,662,556
Energy (1.2%)
Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A company guaranty sr. unsec. notes 7.875%, 5/15/26	130,000	132,371
Antero Resources Corp. 144A company guaranty sr. unsec. notes 7.625%, 2/1/29	109,000	111,453
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40	250,000	211,875
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28	255,000	237,929
BP Capital Markets America, Inc. company guaranty sr. unsec. notes 3.119%, 5/4/26	695,000	668,711
BP Capital Markets America, Inc. company guaranty sr. unsec. unsub. notes 3.937%, 9/21/28	77,000	75,353
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.279%, 9/19/27 (United Kingdom)	875,000	842,047
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 8.00%, 8/1/28	220,000	217,954
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 7.50%, 6/15/30	440,000	413,600
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)	85,000	89,953
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 6.875%, 4/1/27	370,000	361,979
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27	219,000	219,166
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 4.00%, 3/1/31	175,000	155,740
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32	185,000	152,832
Chord Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26	215,000	212,951
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 5.875%, 1/15/30	240,000	206,195
Comstock Resources, Inc. 144A sr. unsec. notes 6.75%, 3/1/29	205,000	187,583
Continental Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/28	468,000	441,184
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/31	190,000	182,587
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 2.875%, 4/1/32	720,000	559,076
DCP Midstream Operating LP company guaranty sr. unsec. notes 5.625%, 7/15/27	115,000	116,047
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37	295,000	319,995
Devon Energy Corp. sr. unsec. unsub. bonds 7.95%, 4/15/32	170,000	198,217
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31	120,000	137,100
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26	390,000	369,474
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28	370,000	323,750

Dynamic Asset Allocation Balanced Fund 39

CORPORATE BONDS AND NOTES (16.0%)* cont.	Principal amount	Value
Energy cont.
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28	$771,000	$765,218
Energy Transfer LP/Regency Energy Finance Corp. sr. unsec. unsub. notes 4.50%, 11/1/23	57,000	56,573
EnLink Midstream, LLC 144A company guaranty sr. unsec. notes 5.625%, 1/15/28	365,000	357,700
EQT Corp. sr. unsec. notes 7.00%, 2/1/30	165,000	172,702
EQT Corp. sr. unsec. notes 5.678%, 10/1/25	315,000	314,056
EQT Corp. sr. unsec. notes 5.00%, 1/15/29	25,000	23,704
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.50%, 10/15/30	125,000	116,233
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28	215,000	204,134
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30	95,000	84,845
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26	270,000	267,273
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28	250,000	233,394
KazMunayGas National Co. JSC sr. unsec. notes Ser. REGS, 4.75%, 4/19/27 (Kazakhstan)	450,000	412,875
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30	235,000	226,188
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25	205,000	198,594
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/15/27	190,000	186,082
Occidental Petroleum Corp. sr. unsec. bonds 6.625%, 9/1/30	155,000	163,241
Occidental Petroleum Corp. sr. unsec. bonds 6.125%, 1/1/31	60,000	62,250
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40	705,000	708,807
Occidental Petroleum Corp. sr. unsec. sub. notes 8.50%, 7/15/27	185,000	203,500
Occidental Petroleum Corp. sr. unsec. sub. notes 6.45%, 9/15/36	945,000	993,601
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 7.375%, 11/1/31	205,000	220,846
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 6.625%, 8/15/37	75,000	75,651
Patterson-UTI Energy, Inc. sr. unsec. notes 3.95%, 2/1/28	45,000	39,965
Patterson-UTI Energy, Inc. sr. unsec. sub. notes 5.15%, 11/15/29	395,000	363,727
Permian Resources Operating, LLC 144A company guaranty sr. unsec. notes 5.375%, 1/15/26	360,000	341,220
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)	200,000	199,000
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)	97,000	97,008
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.60%, 1/3/31 (Brazil)	162,000	154,675
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)	188,000	149,650
Petroleos Mexicanos 144A sr. unsec. bonds 10.00%, 2/7/33 (Mexico)	1,230,000	1,175,638

40 Dynamic Asset Allocation Balanced Fund

CORPORATE BONDS AND NOTES (16.0%)* cont.	Principal amount	Value
Energy cont.
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)	$460,000	$449,218
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)	50,000	45,375
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29	530,000	469,720
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28	260,000	249,782
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	156,000	155,440
Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.875%, 5/10/26 (Netherlands)	1,240,000	1,186,287
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27	100,000	96,066
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26	195,000	191,229
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28	60,000	57,256
SM Energy Co. sr. unsec. unsub. notes 5.625%, 6/1/25	240,000	232,703
Southwestern Energy Co. company guaranty sr. unsec. bonds 4.75%, 2/1/32	545,000	481,230
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 3/15/30	240,000	225,634
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29	535,000	504,238
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26	425,000	402,629
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 12/31/30	200,000	177,500
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28	155,000	141,825
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31	480,000	449,129
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)	355,000	296,425
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27	174,688	171,194
Transocean Titan Financing, Ltd. 144A company guaranty sr. notes 8.375%, 2/1/28 (Cayman Islands)	90,000	92,616
Transocean, Inc. 144A company guaranty sr. notes 8.75%, 2/15/30	100,000	102,000
Transocean, Inc. 144A company guaranty sr. unsec. notes 11.50%, 1/30/27	190,000	196,232
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. notes 6.875%, 4/1/26	230,000	223,548
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 9/1/27	115,000	109,892
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. bonds 3.875%, 11/1/33	235,000	197,400
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 6.25%, 1/15/30	50,000	50,375
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 3.875%, 8/15/29	230,000	207,460
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27	70,000	67,320
		22,943,195

Dynamic Asset Allocation Balanced Fund 41

CORPORATE BONDS AND NOTES (16.0%)* cont.	Principal amount	Value
Financials (4.6%)
ABN AMRO Bank NV 144A unsec. sub. notes 4.75%, 7/28/25 (Netherlands)	$200,000	$193,030
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)	1,245,000	1,031,392
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 4.50%, 9/15/23 (Ireland)	665,000	658,641
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. sub. notes 3.65%, 7/21/27 (Ireland)	900,000	826,859
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28	215,000	193,696
Air Lease Corp. sr. unsec. notes 2.10%, 9/1/28	290,000	241,623
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	528,000	500,998
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	1,412,000	1,239,687
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 6.75%, 10/15/27	330,000	306,075
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	807,000	847,011
Ally Financial, Inc. sr. unsec. notes 4.75%, 6/9/27	520,000	484,250
Ally Financial, Inc. sr. unsec. notes 2.20%, 11/2/28	312,000	248,442
AmWINS Group, Inc. 144A sr. unsec. notes 4.875%, 6/30/29	95,000	84,075
ANZ New Zealand Int’l, Ltd./London 144A company guaranty sr. unsec. notes 3.45%, 7/17/27 (United Kingdom)	200,000	188,922
Ares Capital Corp. sr. unsec. notes 2.875%, 6/15/27	1,010,000	866,482
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	504,000	464,601
Aretec Escrow Issuer, Inc. 144A sr. unsec. notes 7.50%, 4/1/29	280,000	228,900
Athene Global Funding 144A notes 1.985%, 8/19/28	905,000	732,339
Australia and New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)	200,000	192,035
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)	400,000	377,778
Banco Santander SA unsec. sub. FRB 3.225%, 11/22/32 (Spain)	1,400,000	1,089,908
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	600,000	586,894
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	320,000	313,706
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity	30,000	29,925
Bank of America Corp. sr. unsec. FRN 1.734%, 7/22/27	2,720,000	2,439,052
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	720,000	609,790
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37	2,270,000	1,935,150
Bank of America Corp. unsec. sub. FRN (ICE LIBOR USD 3 Month + 0.76%), 5.626%, 9/15/26	125,000	121,762
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	1,722,000	1,811,684
Bank of America Corp. unsec. sub. notes Ser. L, 4.183%, 11/25/27	555,000	536,327
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. bonds 2.85%, 10/15/50	860,000	606,586
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	190,000	175,405
Blackstone Holdings Finance Co., LLC 144A company guaranty sr. unsec. unsub. bonds 1.60%, 3/30/31	270,000	203,377
BNP Paribas SA 144A unsec. sub. FRB 2.588%, 8/12/35 (France)	375,000	287,992

42 Dynamic Asset Allocation Balanced Fund

CORPORATE BONDS AND NOTES (16.0%)* cont.	Principal amount	Value
Financials cont.
BNP Paribas SA 144A unsec. sub. notes 4.375%, 5/12/26 (France)	$200,000	$189,712
BPCE SA 144A sr. unsec. unsub. FRN 5.975%, 1/18/27 (France)	1,000,000	997,412
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	432,000	416,321
Camden Property Trust sr. unsec. unsub. notes 4.875%, 6/15/23 R	390,000	389,244
Capital One Financial Corp. unsec. sub. FRB 2.359%, 7/29/32	1,934,000	1,381,847
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity	441,000	372,425
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	3,154,000	2,988,102
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28	721,000	688,872
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	445,000	394,016
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	520,000	504,243
Citigroup, Inc. unsec. sub. notes 4.60%, 3/9/26	400,000	391,670
Citizens Bank NA sr. unsec. FRN 4.119%, 5/23/25	705,000	665,557
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29	210,000	202,962
Cobra AcquisitionCo, LLC 144A company guaranty sr. unsec. notes 6.375%, 11/1/29	250,000	144,375
Commonwealth Bank of Australia 144A sr. unsec. notes 3.15%, 9/19/27 (Australia)	1,285,000	1,206,172
Commonwealth Bank of Australia 144A sr. unsec. notes 2.552%, 3/14/27 (Australia)	246,000	227,995
Corebridge Financial, Inc. 144A sr. unsec. notes 3.85%, 4/5/29	470,000	428,852
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)	250,000	226,236
Credit Suisse Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)	342,000	304,483
Credit Suisse Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)	1,375,000	1,224,029
Deutsche Bank AG unsec. sub. notes 4.50%, 4/1/25 (Germany)	600,000	551,035
Deutsche Bank AG/New York, NY sr. unsec. unsub. notes 1.686%, 3/19/26 (Germany)	1,745,000	1,525,382
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28 R	259,000	243,577
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31	125,000	127,500
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	1,124,000	1,095,208
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	245,000	240,332
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28	1,137,000	1,107,261
Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23	445,000	440,618
Ford Motor Co. sr. unsec. unsub. notes 3.625%, 6/17/31	385,000	317,252
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5.125%, 6/16/25	515,000	504,105
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.271%, 1/9/27	240,000	223,464
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.00%, 11/13/30	260,000	220,929
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25	218,000	201,378
Freedom Mortgage Corp. 144A sr. unsec. notes 7.625%, 5/1/26	185,000	148,664
Freedom Mortgage Corp. 144A sr. unsec. notes 6.625%, 1/15/27	125,000	96,150
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26	1,347,000	1,288,633
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25	110,000	107,211
General Motors Financial Co., Inc. sr. unsec. notes 6.40%, 1/9/33	95,000	97,943
General Motors Financial Co., Inc. sr. unsec. notes 3.10%, 1/12/32	353,000	287,627

Dynamic Asset Allocation Balanced Fund 43

CORPORATE BONDS AND NOTES (16.0%)* cont.	Principal amount	Value
Financials cont.
General Motors Financial Co., Inc. sr. unsec. notes 1.25%, 1/8/26	$288,000	$259,330
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. bonds 3.25%, 1/15/32 R	360,000	292,090
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26	148,000	143,627
goeasy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 12/1/24 (Canada)	70,000	66,027
goeasy, Ltd. 144A company guaranty sr. unsec. notes 4.375%, 5/1/26 (Canada)	135,000	118,125
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51	109,000	88,971
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	1,454,000	1,393,360
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27	2,755,000	2,657,586
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30	386,000	331,245
Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37	164,000	177,333
Goldman Sachs Group, Inc. (The) unsec. sub. notes 5.95%, 1/15/27	220,000	226,508
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26	410,000	402,951
HUB International, Ltd. 144A sr. unsec. notes 5.625%, 12/1/29	70,000	60,989
Huntington Bancshares, Inc. unsec. sub. FRB 2.487%, 8/15/36	781,000	548,716
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26	215,000	211,576
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.25%, 5/15/27	280,000	262,727
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. sub. notes 4.375%, 2/1/29	115,000	98,900
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40	633,000	458,138
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	317,000	248,277
Intercontinental Exchange, Inc. sr. unsec. notes 4.00%, 9/15/27	182,000	179,799
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)	810,000	589,210
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity	218,000	212,958
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity	1,256,000	1,168,080
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (ICE LIBOR USD 3 Month + 1.00%), 5.864%, 5/15/47	784,000	646,800
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%, perpetual maturity	149,000	130,375
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	2,558,000	2,114,483
JPMorgan Chase & Co. sr. unsec. unsub. FRN 3.782%, 2/1/28	140,000	133,862
JPMorgan Chase & Co. unsec. sub. bonds 3.625%, 12/1/27	3,080,000	2,944,169
JPMorgan Chase & Co. unsec. sub. notes 4.125%, 12/15/26	136,000	132,781
JPMorgan Chase & Co. unsec. sub. notes 3.375%, 5/1/23	1,432,000	1,429,135
KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44	340,000	299,347
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 R	270,000	195,164
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 10/1/25 R	65,000	57,187
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27 R	330,000	260,700

44 Dynamic Asset Allocation Balanced Fund

CORPORATE BONDS AND NOTES (16.0%)* cont.	Principal amount	Value
Financials cont.
Lloyds Banking Group PLC unsec. sub. notes 4.65%, 3/24/26 (United Kingdom)	$445,000	$422,457
Marsh & McLennan Cos., Inc. sr. unsec. sub. bonds 4.90%, 3/15/49	425,000	405,576
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29	467,000	462,795
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37	300,000	313,441
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)	575,000	551,627
Morgan Stanley sr. unsec. unsub. FRN Ser. GMTN, 3.772%, 1/24/29	3,065,000	2,902,097
Morgan Stanley unsec. unsub. notes 3.95%, 4/23/27	965,000	932,934
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31	345,000	267,604
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 8/15/28	195,000	167,213
NatWest Group PLC sr. unsec. unsub. FRN 5.847%, 3/2/27 (United Kingdom)	395,000	396,031
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	305,000	252,316
New York Life Global Funding 144A notes 1.10%, 5/5/23	2,200,000	2,191,485
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26	105,000	100,935
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28	120,000	110,017
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29	315,000	264,998
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/31	155,000	122,746
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.375%, 10/15/25	230,000	214,820
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26	355,000	308,856
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33	1,490,000	1,373,901
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30 R	254,000	215,478
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27 R	106,000	96,666
Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44	126,000	119,924
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	615,000	605,966
Santander UK PLC 144A unsec. sub. notes 5.00%, 11/7/23 (United Kingdom)	241,000	238,071
Service Properties Trust company guaranty sr. unsec. unsub. notes 7.50%, 9/15/25 R	80,000	78,940
Societe Generale SA 144A jr. unsec. sub. notes 5.375%, perpetual maturity (France)	690,000	496,755
Sumitomo Mitsui Trust Bank, Ltd. 144A sr. unsec. notes 0.80%, 9/12/23 (Japan)	1,420,000	1,390,528
Svenska Handelsbanken AB 144A sr. unsec. notes 0.625%, 6/30/23 (Sweden)	290,000	286,429
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	965,000	908,591
Truist Bank unsec. sub. FRN Ser. BKNT, 2.636%, 9/17/29	540,000	506,955
Truist Financial Corp. jr. unsec. sub. FRB Ser. N, 4.80%, 9/1/24	275,000	240,625

Dynamic Asset Allocation Balanced Fund 45

CORPORATE BONDS AND NOTES (16.0%)* cont.	Principal amount	Value
Financials cont.
Truist Financial Corp. sr. unsec. unsub. FRN Ser. MTN, 4.26%, 7/28/26	$640,000	$616,965
UBS Group AG 144A sr. unsec. FRN 4.703%, 8/5/27 (Switzerland)	395,000	377,986
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)	581,000	518,293
US Bancorp unsec. sub. FRB 2.491%, 11/3/36	1,305,000	1,007,245
USI, Inc./NY 144A sr. unsec. notes 6.875%, 5/1/25	235,000	231,475
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28 R	702,000	665,430
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27 R	263,000	242,793
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity	203,000	199,448
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity	173,000	152,709
Wells Fargo & Co. sr. unsec. unsub. FRB Ser. MTN, 3.35%, 3/2/33	3,960,000	3,432,331
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 4.54%, 8/15/26	509,000	499,616
Westpac Banking Corp. sr. unsec. unsub. notes 3.35%, 3/8/27 (Australia)	160,000	152,447
Westpac Banking Corp. sr. unsec. unsub. notes 2.70%, 8/19/26 (Australia)	78,000	73,169
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)	379,000	254,526
		86,734,924
Health care (1.3%)
1375209 BC, Ltd. 144A sr. notes 9.00%, 1/30/28 (Canada)	26,000	25,779
AbbVie, Inc. sr. unsec. sub. notes 3.80%, 3/15/25	640,000	629,561
Air Methods Corp. 144A sr. unsec. notes 8.00%, 5/15/25	260,000	15,600
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	552,000	501,626
Amgen, Inc. sr. unsec. unsub. bonds 5.65%, 3/2/53	40,000	41,633
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/30	81,000	82,838
Amgen, Inc. sr. unsec. unsub. notes 5.15%, 3/2/28	740,000	756,358
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26	794,000	747,707
Bausch Health Cos., Inc. 144A company guaranty sr. notes 6.125%, 2/1/27	185,000	119,732
Bausch Health Cos., Inc. 144A company guaranty sr. sub. notes 11.00%, 9/30/28	46,000	33,849
Bausch Health Cos., Inc. 144A company guaranty sub. notes 14.00%, 10/15/30	9,000	5,067
Bausch Health Cos., Inc. 144A sr. notes 4.875%, 6/1/28	340,000	200,600
Becton Dickinson & Co. sr. unsec. notes 3.70%, 6/6/27	166,000	160,382
Becton Dickinson & Co. sr. unsec. sub. bonds 1.957%, 2/11/31	1,050,000	863,980
Bristol-Myers Squibb Co. sr. unsec. notes 2.90%, 7/26/24	1,115,000	1,093,043
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30	205,000	172,627
Centene Corp. sr. unsec. notes 4.625%, 12/15/29	240,000	225,658
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31	110,000	95,975
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29	105,000	92,925
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26	115,000	111,146

46 Dynamic Asset Allocation Balanced Fund

CORPORATE BONDS AND NOTES (16.0%)* cont.	Principal amount	Value
Health care cont.
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 6.00%, 1/15/29	$25,000	$21,147
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27	90,000	79,009
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28	165,000	102,300
CHS/Community Health Systems, Inc. 144A jr. notes 6.875%, 4/15/29	165,000	102,150
CHS/Community Health Systems, Inc. 144A sr. notes 5.25%, 5/15/30	340,000	266,713
Cigna Corp. company guaranty sr. unsec. unsub. notes 3.75%, 7/15/23	528,000	525,437
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	1,529,000	1,457,566
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	252,978	237,912
DH Europe Finance II SARL company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)	355,000	279,861
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28	260,000	245,562
Eli Lilly and Co. sr. unsec. unsub. bonds 4.875%, 2/27/53	285,000	294,692
GE Healthcare Holding, LLC 144A company guaranty sr. unsec. notes 5.65%, 11/15/27	230,000	237,733
HCA, Inc. company guaranty sr. notes 4.50%, 2/15/27	116,000	113,267
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29	242,000	226,690
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26	245,000	245,873
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30	115,000	102,429
Humana, Inc. sr. unsec. unsub. bonds 5.50%, 3/15/53	65,000	65,824
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28	515,000	534,848
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)	330,000	303,600
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty unsub. notes 10.00%, 4/15/25 (Luxembourg)	169,000	112,997
Merck & Co., Inc. sr. unsec. notes 2.90%, 3/7/24	44,000	43,205
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45	865,000	752,203
Merck & Co., Inc. sr. unsec. unsub. notes 2.75%, 2/10/25	277,000	270,730
Minerva Merger Sub, Inc. 144A sr. unsec. notes 6.50%, 2/15/30	355,000	287,855
Mozart Debt Merger Sub, Inc. 144A sr. notes 3.875%, 4/1/29	540,000	468,450
Mozart Debt Merger Sub, Inc. 144A sr. unsec. notes 5.25%, 10/1/29	190,000	164,846
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45	1,430,000	1,314,426
Option Care Health, Inc. 144A company guaranty sr. unsec. notes 4.375%, 10/31/29	70,000	61,816
Organon Finance 1, LLC 144A sr. notes 4.125%, 4/30/28	240,000	219,386
Owens & Minor, Inc. 144A company guaranty sr. unsec. notes 6.625%, 4/1/30	265,000	227,569
Owens & Minor, Inc. 144A sr. unsec. notes 4.50%, 3/31/29	235,000	183,337
Pfizer, Inc. sr. unsec. unsub. notes 3.00%, 12/15/26	670,000	645,143
Roche Holdings, Inc. 144A company guaranty sr. unsec. bonds 4.00%, 11/28/44 (Switzerland)	1,210,000	1,072,154
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29	320,000	308,700
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	177,000	170,532
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	190,000	161,975

Dynamic Asset Allocation Balanced Fund 47

CORPORATE BONDS AND NOTES (16.0%)* cont.	Principal amount	Value
Health care cont.
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31	$220,000	$193,204
Tenet Healthcare Corp. company guaranty sr. notes 5.125%, 11/1/27	485,000	465,625
Tenet Healthcare Corp. company guaranty sr. notes 4.875%, 1/1/26	775,000	759,779
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24	58,000	57,212
Tenet Healthcare Corp. company guaranty sr. notes 4.25%, 6/1/29	190,000	171,895
Tenet Healthcare Corp. 144A company guaranty sr. unsub. notes 6.125%, 6/15/30	300,000	295,950
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 8.125%, 9/15/31 (Israel)	200,000	210,000
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 7.875%, 9/15/29 (Israel)	200,000	209,500
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 5.125%, 5/9/29 (Israel)	890,000	806,083
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95%, 10/15/42	550,000	480,757
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28	1,625,000	1,587,959
Viatris, Inc. company guaranty sr. unsec. notes 2.30%, 6/22/27	641,000	561,751
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	730,000	710,197
Zoetis, Inc. sr. unsec. sub. notes 3.00%, 9/12/27	242,000	228,097
		24,622,032
Technology (1.3%)
Alphabet, Inc. sr. unsec. bonds 2.25%, 8/15/60	680,000	419,210
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26	670,000	627,569
Apple, Inc. sr. unsec. bonds 4.25%, 2/9/47	1,680,000	1,609,610
Apple, Inc. sr. unsec. bonds 2.80%, 2/8/61	275,000	187,153
Apple, Inc. sr. unsec. notes 2.85%, 5/11/24	565,000	555,426
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	493,000	478,522
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43	600,000	545,217
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28	680,000	568,310
Arches Buyer, Inc. 144A sr. unsec. notes 6.125%, 12/1/28	150,000	123,750
Boxer Parent Co., Inc. 144A company guaranty sr. notes 7.125%, 10/2/25	65,000	64,690
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	783,000	756,928
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/28	2,244,000	2,105,247
Broadcom, Inc. 144A sr. unsec. bonds 3.187%, 11/15/36	115,000	87,149
Central Parent, Inc./CDK Global, Inc. 144A company guaranty sr. notes 7.25%, 6/15/29	170,000	167,089
Clarivate Science Holdings Corp. 144A sr. unsec. notes 4.875%, 7/1/29	405,000	366,270
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26	100,000	96,510
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25	84,000	79,107
CommScope, Inc. 144A company guaranty sr. unsec. notes 8.25%, 3/1/27	165,000	135,152
Crowdstrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29	415,000	362,181

48 Dynamic Asset Allocation Balanced Fund

CORPORATE BONDS AND NOTES (16.0%)* cont.	Principal amount	Value
Technology cont.
Gen Digital Inc. 144A company guaranty sr. unsec. unsub. notes 7.125%, 9/30/30	$115,000	$114,425
Google, LLC sr. unsec. notes 3.375%, 2/25/24	720,000	715,286
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29	480,000	429,403
Meta Platforms, Inc. sr. unsec. unsub. bonds 4.45%, 8/15/52	463,000	407,319
Meta Platforms, Inc. sr. unsec. unsub. notes 3.85%, 8/15/32	500,000	467,819
Meta Platforms, Inc. sr. unsec. unsub. notes 3.50%, 8/15/27	256,000	247,248
Microchip Technology, Inc. company guaranty sr. notes 4.333%, 6/1/23	360,000	358,680
Microsoft Corp. sr. unsec. unsub. bonds 2.921%, 3/17/52	1,818,000	1,381,993
Microsoft Corp. sr. unsec. unsub. bonds 2.525%, 6/1/50	85,000	60,144
Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26	2,165,000	2,060,468
Microsoft Corp. sr. unsec. unsub. notes 3.30%, 2/6/27	120,000	117,722
NortonLifeLock, Inc. 144A company guaranty sr. unsec. unsub. notes 6.75%, 9/30/27	125,000	125,625
Oracle Corp. sr. unsec. bonds 5.55%, 2/6/53	170,000	161,847
Oracle Corp. sr. unsec. bonds 3.95%, 3/25/51	85,000	63,961
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	440,000	339,465
Oracle Corp. sr. unsec. notes 2.95%, 4/1/30	450,000	397,329
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47	1,705,000	1,300,501
Oracle Corp. sr. unsec. unsub. notes 5.375%, 7/15/40	215,000	205,840
Picard Midco, Inc. 144A sr. notes. 6.50%, 3/31/29	500,000	442,302
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29	525,000	413,438
salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61	665,000	456,345
salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51	665,000	471,700
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31	665,000	581,875
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	720,000	580,027
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29	300,000	261,000
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31	455,000	386,077
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29	295,000	254,438
Workday, Inc. sr. unsec. notes 3.70%, 4/1/29	200,000	187,177
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29	755,000	653,622
		22,978,166
Transportation (0.2%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29	230,000	220,624
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26	230,000	226,346
Canadian Pacific Railway Co. company guaranty sr. unsec. unsub. notes 1.75%, 12/2/26 (Canada)	1,315,000	1,191,963
CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44	480,000	417,024
Delta Air Lines, Inc./SkyMiles IP, Ltd. 144A company guaranty sr. notes 4.75%, 10/20/28	310,000	298,999
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	254,000	236,614
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27	255,000	244,628

Dynamic Asset Allocation Balanced Fund 49

CORPORATE BONDS AND NOTES (16.0%)* cont.	Principal amount	Value
Transportation cont.
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.90%, 2/1/24	$450,000	$442,962
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29	90,000	81,405
United Airlines, Inc. 144A company guaranty sr. notes 4.375%, 4/15/26	90,000	86,104
Watco Cos., LLC/Watco Finance Corp. 144A sr. unsec. notes 6.50%, 6/15/27	645,000	604,572
		4,051,241
Utilities and power (0.9%)
AES Corp. (The) sr. unsec. notes 1.375%, 1/15/26	320,000	287,934
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31	515,000	419,279
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	1,130,000	1,101,693
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32	195,000	164,178
Boardwalk Pipelines LP company guaranty sr. unsec. notes 3.60%, 9/1/32	123,000	105,761
Buckeye Partners LP sr. unsec. bonds 5.85%, 11/15/43	110,000	83,060
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26	60,000	54,289
Buckeye Partners LP 144A sr. unsec. notes 4.50%, 3/1/28	135,000	121,869
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26	48,000	46,795
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28	350,000	324,667
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31	50,000	42,326
Calpine Corp. 144A sr. unsec. notes 4.625%, 2/1/29	25,000	21,583
Commonwealth Edison Co. 1st mtge. bonds 5.90%, 3/15/36	133,000	143,342
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	275,000	239,923
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49	835,000	682,769
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27	980,000	921,114
Duke Energy Indiana LLC sr. bonds 6.45%, 4/1/39	210,000	234,726
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	860,000	814,548
Duke Energy Progress, LLC sr. notes 3.375%, 9/1/23	308,000	305,493
Enbridge, Inc. company guaranty sr. unsec. unsub. bonds 4.50%, 6/10/44 (Canada)	815,000	692,290
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	592,000	581,525
Energy Transfer LP company guaranty sr. unsec. bonds 3.75%, 5/15/30	1,410,000	1,301,163
Energy Transfer LP company guaranty sr. unsec. notes 5.50%, 6/1/27	86,000	86,922
Energy Transfer LP company guaranty sr. unsec. notes 2.90%, 5/15/25	113,000	107,688
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	1,550,000	1,154,476
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30	417,000	369,802
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	1,680,000	1,431,535
Evergy Kansas Central, Inc. sr. bonds 5.70%, 3/15/53	185,000	194,214
Evergy Missouri West, Inc. 144A sr. notes 5.15%, 12/15/27	680,000	685,293
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28	75,000	77,717

50 Dynamic Asset Allocation Balanced Fund

CORPORATE BONDS AND NOTES (16.0%)* cont.	Principal amount	Value
Utilities and power cont.
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30	$265,000	$243,973
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. bonds 5.20%, 6/1/33	630,000	625,902
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.051%, 3/1/25	430,000	437,440
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	180,000	174,587
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 2/15/32	730,000	584,000
NRG Energy, Inc. 144A jr. unsec. sub. FRB 10.25%, 3/9/53	80,000	76,449
Oncor Electric Delivery Co., LLC sr. notes 5.30%, 6/1/42	175,000	180,615
Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45	760,000	635,926
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26	110,000	102,324
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	115,000	100,290
Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40	160,000	168,021
Vistra Corp. 144A jr. unsec. sub. FRN 7.00%, perpetual maturity	100,000	88,000
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	421,000	376,883
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24	421,000	406,505
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 9/1/26	180,000	174,747
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27	155,000	146,514
		17,320,150
Total corporate bonds and notes (cost $333,601,662)		$302,832,409

MORTGAGE-BACKED SECURITIES (4.4%)*	Principal amount	Value
Agency collateralized mortgage obligations (0.9%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x ICE LIBOR USD 1 Month) + 25.79%), 6.943%, 4/15/37	$36,027	$44,464
REMICs Ser. 5079, Class BI, IO, 5.50%, 2/25/51	3,439,275	714,774
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	4,869,963	1,010,105
REMICs Ser. 5138, Class YI, IO, 4.50%, 12/25/49	6,149,938	1,385,994
REMICs Ser. 5134, Class IB, IO, 4.00%, 8/25/51	5,890,867	1,137,644
REMICs Ser. 5119, Class IC, IO, 4.00%, 6/25/51	10,630,911	2,086,316
REMICs Ser. 5121, Class KI, IO, 4.00%, 6/25/51	4,707,659	982,792
REMICs Ser. 5036, Class IK, IO, 4.00%, 4/25/50	5,067,020	1,001,917
REMICs Ser. 5142, Class AI, IO, 3.50%, 9/25/51	5,178,959	909,243
REMICs Ser. 5010, Class IA, IO, 3.50%, 9/25/50	3,725,503	642,484
REMICs Ser. 5167, IO, 3.00%, 11/25/51	7,745,386	1,226,249
REMICs IFB Ser. 4326, Class GS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.366%, 4/15/44	5,457,340	567,933
REMICs Ser. 3391, PO, zero %, 4/15/37	2,720	2,267
REMICs FRB Ser. 3117, Class AF, (ICE LIBOR USD 1 Month + 0.00%), zero %, 2/15/36	4,369	3,720

Dynamic Asset Allocation Balanced Fund 51

MORTGAGE-BACKED SECURITIES (4.4%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
REMICs Ser. 21-65, Class LI, IO, 3.50%, 10/25/51	$4,376,925	$779,618
REMICs Ser. 20-96, Class JI, IO, 3.00%, 1/25/51	8,289,781	993,018
REMICs Ser. 21-28, Class NI, IO, 3.00%, 5/25/41	8,024,198	885,069
REMICs Ser. 21-45, Class MI, IO, 2.50%, 2/25/49	7,081,115	934,176
REMICs IFB Ser. 17-69, Class SG, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 1.305%, 9/25/47	5,312,455	651,290
REMICs Ser. 07-14, Class KO, PO, zero %, 3/25/37	8,205	6,900
REMICs Ser. 06-84, Class OT, PO, zero %, 9/25/36	894	725
Government National Mortgage Association
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	154,650	31,510
Ser. 13-14, IO, 3.50%, 12/20/42	272,486	27,644
Ser. 21-117, Class MI, IO, 3.50%, 5/20/42	7,448,489	1,089,342
Ser. 15-H26, Class EI, IO, 1.758%, 10/20/65 W	1,665,201	77,099
Ser. 16-H16, Class EI, IO, 1.636%, 6/20/66 W	2,138,847	98,601
FRB Ser. 16-H16, Class LI, IO, 0.06%, 7/20/66 W	13,985,819	569,811
		17,860,705
Commercial mortgage-backed securities (1.8%)
Arbor Multifamily Mortgage Securities Trust 144A FRB Ser. 20-MF1, Class XA, IO, 0.961%, 5/15/53 W	5,228,353	262,011
AREIT CRE Trust 144A FRB Ser. 21-CRE5, Class A, 5.789%, 11/17/38 (Cayman Islands)	422,288	405,397
AREIT Trust 144A FRB Ser. 20-CRE4, Class C, 7.781%, 4/15/37	607,000	588,183
Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.314%, 1/15/49 W	93,788	1
BANK FRB Ser. 17-BNK8, Class B, 3.952%, 11/15/50 W	501,000	416,659
Barclays Commercial Mortgage Trust FRB Ser. 19-C4, Class XA, IO, 1.552%, 8/15/52 W	10,591,506	745,614
BBCMS Mortgage Trust FRB Ser. 21-C9, Class XA, IO, 1.623%, 2/15/54 W	5,210,619	468,416
Benchmark Mortgage Trust Ser. 19-B11, Class AS, 3.784%, 5/15/52	437,000	384,721
BXMT, Ltd. 144A FRB Ser. 21-FL4, Class A, 5.734%, 5/15/38 (Cayman Islands)	827,000	808,985
CFCRE Commercial Mortgage Trust FRB Ser. 17-C8, Class B, 4.199%, 6/15/50 W	169,000	144,767
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class D, 5.08%, 12/15/47 W	141,073	126,190
Citigroup Commercial Mortgage Trust
Ser. 14-GC21, Class B, 4.328%, 5/10/47 W	873,000	802,645
Ser. 16-P4, Class AS, 3.075%, 7/10/49	798,000	733,123
Citigroup Commercial Mortgage Trust 144A FRB Ser. 14-GC19, Class D, 5.089%, 3/11/47 W	598,000	560,244
COMM Mortgage Trust
FRB Ser. 13-CR13, Class C, 4.876%, 11/10/46 W	976,000	922,550
FRB Ser. 14-CR17, Class C, 4.782%, 5/10/47 W	392,000	340,558
FRB Ser. 14-CR18, Class C, 4.761%, 7/15/47 W	346,000	325,745
Ser. 13-CR11, Class AM, 4.715%, 8/10/50 W	411,000	408,061
FRB Ser. 14-UBS6, Class C, 4.436%, 12/10/47 W	500,000	454,404
FRB Ser. 15-LC21, Class B, 4.33%, 7/10/48 W	476,000	404,543
FRB Ser. 15-LC19, Class C, 4.215%, 2/10/48 W	855,000	777,319

52 Dynamic Asset Allocation Balanced Fund

MORTGAGE-BACKED SECURITIES (4.4%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
COMM Mortgage Trust
FRB Ser. 14-CR19, Class XA, IO, 0.93%, 8/10/47 W	$5,047,464	$45,299
FRB Ser. 13-CR11, Class XA, IO, 0.895%, 8/10/50 W	5,258,416	5,400
FRB Ser. 14-UBS6, Class XA, IO, 0.835%, 12/10/47 W	5,182,907	51,057
FRB Ser. 14-LC17, Class XA, IO, 0.66%, 10/10/47 W	4,134,687	30,266
COMM Mortgage Trust 144A
FRB Ser. 10-C1, Class D, 5.794%, 7/10/46 W	816,916	753,858
FRB Ser. 13-CR13, Class D, 4.876%, 11/10/46 W	537,000	438,061
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, zero %, 1/15/49 W	3,039,706	30
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C1, Class C, 4.256%, 4/15/50 W	1,318,000	1,067,971
Ser. 16-C7, Class AS, 3.958%, 11/15/49 W	388,000	359,629
Ser. 15-C2, Class AS, 3.849%, 6/15/57 W	442,000	406,193
Ser. 15-C1, Class AS, 3.791%, 4/15/50 W	1,138,000	1,066,196
Ser. 19-C17, Class AS, 3.278%, 9/15/52	598,000	509,224
FRB Ser. 20-C19, Class XA, IO, 1.106%, 3/15/53 W	10,502,084	591,390
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.756%, 4/15/50 W	501,000	275,832
CSMC Trust FRB Ser. 16-NXSR, Class C, 4.431%, 12/15/49 W	1,264,000	1,000,871
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.361%, 8/10/44 W	1,367,580	1,278,746
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 5.056%, 1/10/47 W	560,000	369,600
FRB Ser. 14-GC22, Class C, 4.687%, 6/10/47 W	767,000	680,162
FRB Ser. 13-GC12, Class XA, IO, 1.194%, 6/10/46 W	633,864	6
FRB Ser. 14-GC22, Class XA, IO, 0.935%, 6/10/47 W	4,181,736	26,531
FRB Ser. 14-GC24, Class XA, IO, 0.696%, 9/10/47 W	8,287,704	62,158
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.357%, 8/10/43 W	530,000	418,912
FRB Ser. 13-GC14, Class B, 4.667%, 8/10/46 W	436,000	423,861
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C22, Class C, 4.548%, 9/15/47 W	370,000	337,383
FRB Ser. 14-C23, Class C, 4.479%, 9/15/47 W	682,400	630,029
FRB Ser. 13-C12, Class B, 4.128%, 7/15/45 W	612,000	603,559
FRB Ser. 13-C12, Class C, 4.128%, 7/15/45 W	755,000	725,998
Ser. 16-C1, Class AS, 3.97%, 3/17/49	455,000	426,885
FRB Ser. 15-C33, Class XA, IO, 0.901%, 12/15/48 W	5,074,965	99,262
FRB Ser. 14-C25, Class XA, IO, 0.807%, 11/15/47 W	6,060,776	57,638
FRB Ser. 14-C19, Class XA, IO, 0.604%, 4/15/47 W	4,286,986	13,603
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 13-C16, Class C, 5.009%, 12/15/46 W	591,000	555,843
Ser. 13-LC11, Class AS, 3.216%, 4/15/46	979,000	896,906
JPMorgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 12-C6, Class E, 4.966%, 5/15/45 W	695,000	544,672
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 5.704%, 12/15/49 W	18,514	—

Dynamic Asset Allocation Balanced Fund 53

MORTGAGE-BACKED SECURITIES (4.4%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 5.06%, 2/15/47 W	$699,000	$679,095
Ser. 14-C15, Class B, 4.565%, 4/15/47 W	306,000	297,872
FRB Ser. 14-C17, Class C, 4.472%, 8/15/47 W	1,106,000	1,039,077
FRB Ser. 15-C24, Class B, 4.328%, 5/15/48 W	375,000	351,737
FRB Ser. 14-C17, Class XA, IO, 1.018%, 8/15/47 W	2,807,999	18,566
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 12-C6, Class D, 4.488%, 11/15/45 W	491,000	425,221
FRB Ser. 13-C9, Class D, 4.084%, 5/15/46 W	441,000	370,999
Morgan Stanley Capital I Trust FRB Ser. 16-BNK2, Class C, 3.888%, 11/15/49 W	1,669,000	1,288,408
Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class D, 5.083%, 7/15/49 W	324,000	317,815
PFP, Ltd. 144A REMICs FRB Ser. 21-8, Class AS, 5.978%, 8/9/37 (Cayman Islands)	463,000	436,199
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default) †	417,718	4
VMC Finance, LLC 144A FRB Ser. 21-FL4, Class A, 5.861%, 6/16/36	166,234	161,247
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, zero %, 11/15/48 W	323,107	156
Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class C, 4.364%, 7/15/46 W	501,000	375,750
FRB Ser. 14-LC16, Class XA, IO, 1.068%, 8/15/50 W	7,691,385	59,387
FRB Ser. 16-LC25, Class XA, IO, 0.836%, 12/15/59 W	10,028,607	248,226
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.364%, 7/15/46 W	412,000	145,083
WF-RBS Commercial Mortgage Trust
FRB Ser. 13-C11, Class C, 4.091%, 3/15/45 W	1,149,000	953,670
FRB Ser. 14-C22, Class XA, IO, 0.782%, 9/15/57 W	20,977,926	165,243
FRB Ser. 13-C14, Class XA, IO, 0.645%, 6/15/46 W	8,324,916	1,698
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 5.379%, 3/15/44 W	785,444	289,043
Ser. 11-C4, Class E, 4.845%, 6/15/44 W	138,000	104,375
FRB Ser. 13-C15, Class D, 4.511%, 8/15/46 W	599,000	183,333
FRB Ser. 12-C9, Class D, 4.424%, 11/15/45 W	169,460	157,578
FRB Ser. 12-C10, Class XA, IO, 1.151%, 12/15/45 W	215,610	2
		32,902,951
Residential mortgage-backed securities (non-agency) (1.7%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (ICE LIBOR USD 1 Month + 0.19%), 5.035%, 5/25/47	1,151,721	611,570
Arroyo Mortgage Trust 144A
Ser. 19-1, Class A3, 4.208%, 1/25/49 W	90,512	85,247
Ser. 19-3, Class A3, 3.416%, 10/25/48 W	138,098	126,942
BankUnited Trust FRB Ser. 05-1, Class 1A1, (ICE LIBOR USD 1 Month + 0.60%), 5.445%, 9/25/45	102,254	92,491
Bear Stearns Asset Backed Securities I Trust FRB Ser. 05-HE8, Class M3, (ICE LIBOR USD 1 Month + 1.95%), 6.795%, 8/25/35	221,700	213,939
Bellemeade Re, Ltd. 144A FRB Ser. 19-4A, Class M1C, (ICE LIBOR USD 1 Month + 2.50%), 7.345%, 10/25/29 (Bermuda)	378,655	378,157

54 Dynamic Asset Allocation Balanced Fund

MORTGAGE-BACKED SECURITIES (4.4%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
BRAVO Residential Funding Trust 144A
FRB Ser. 21-HE3, Class A2, (US 30 Day Average SOFR + 1.00%), 5.56%, 8/25/69	$612,686	$586,290
Ser. 21-C, Class A1, 1.62%, 3/1/61	447,125	405,929
Bunker Hill Loan Depositary Trust 144A Ser. 20-1, Class A2, 2.60%, 2/25/55 W	500,000	436,709
Cascade Funding Mortgage Trust, LLC 144A Ser. 21-HB7, Class M2, 2.679%, 10/27/31 W	1,666,000	1,581,444
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 4.43%, 5/25/35 W	145,863	139,326
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A1, 1.853%, 3/25/65 W	10,799	10,579
Countrywide Alternative Loan Trust
FRB Ser. 05-59, Class 1A1, (ICE LIBOR USD 1 Month + 0.66%), 5.438%, 11/20/35	182,791	161,628
FRB Ser. 06-24CB, Class A19, (ICE LIBOR USD 1 Month + 0.50%), 5.345%, 8/25/36	373,743	167,824
FRB Ser. 05-65CB, Class 2A1, (ICE LIBOR USD 1 Month + 0.43%), 5.27%, 12/25/35	848,614	551,473
FRB Ser. 06-OA10, Class 4A1, (ICE LIBOR USD 1 Month + 0.38%), 5.225%, 8/25/46	796,790	631,158
FRB Ser. 06-OA19, Class A1, (ICE LIBOR USD 1 Month + 0.18%), 4.941%, 2/20/47	435,987	324,066
FRB Ser. 06-OA7, Class 1A2, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.94%), 4.078%, 6/25/46	446,458	369,488
CSMC Trust 144A
Ser. 21-RPL7, Class A1, 1.926%, 7/27/61 W	268,810	246,546
Ser. 21-RPL4, Class A1, 1.796%, 12/27/60 W	278,119	254,778
Eagle Re, Ltd. 144A
FRB Ser. 18-1, Class M2, (ICE LIBOR USD 1 Month + 3.00%), 7.845%, 11/25/28	190,000	191,932
FRB Ser. 18-1, Class M1, (ICE LIBOR USD 1 Month + 1.70%), 6.545%, 11/25/28 (Bermuda)	357,894	356,409
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (ICE LIBOR USD 1 Month + 5.00%), 9.845%, 12/25/28	487,670	519,734
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (ICE LIBOR USD 1 Month + 4.70%), 9.545%, 4/25/28	400,387	420,389
Structured Agency Credit Risk Debt FRN Ser. 13-DN2, Class M2, (ICE LIBOR USD 1 Month + 4.25%), 9.095%, 11/25/23	279,372	284,698
Structured Agency Credit Risk Debt FRN Ser. 17-HQA1, Class M2, (ICE LIBOR USD 1 Month + 3.55%), 8.395%, 8/25/29	424,194	440,101
Structured Agency Credit Risk Debt FRN Ser. 17-HQA3, Class M2, (ICE LIBOR USD 1 Month + 2.35%), 7.195%, 4/25/30	162,965	165,002
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M1A, (US 30 Day Average SOFR + 2.95%), 7.51%, 6/25/42	76,247	77,564
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class M2, (US 30 Day Average SOFR + 2.80%), 7.36%, 10/25/50	66,084	66,868
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3, (ICE LIBOR USD 1 Month + 2.40%), 7.245%, 2/25/47	175,356	175,212

Dynamic Asset Allocation Balanced Fund 55

MORTGAGE-BACKED SECURITIES (4.4%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Debt FRN Ser. 22-HQA2, Class M1A, (US 30 Day Average SOFR + 2.65%), 7.21%, 7/25/42	$656,525	$662,680
Structured Agency Credit Risk Debt FRN Ser. 21-DNA2, Class M2, (US 30 Day Average SOFR + 2.30%), 6.86%, 8/25/33	691,000	680,649
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA3, Class M1A, (US 30 Day Average SOFR + 2.30%), 6.86%, 8/25/42	30,730	30,828
Structured Agency Credit Risk Trust FRB Ser. 19-DNA4, Class M2, (ICE LIBOR USD 1 Month + 1.95%), 6.795%, 10/25/49	3,329	3,329
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA4, Class M1A, (US 30 Day Average SOFR + 2.20%), 6.76%, 5/25/42	130,030	130,485
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA1, Class M2, (ICE LIBOR USD 1 Month + 1.90%), 6.745%, 1/25/50	57,286	57,356
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1A, (US 30 Day Average SOFR + 2.15%), 6.71%, 9/25/42	47,581	47,700
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA1, Class M1A, (US 30 Day Average SOFR + 2.10%), 6.66%, 3/25/42	9,249	9,272
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class M1A, (US 30 Day Average SOFR + 2.00%), 6.56%, 4/25/42	145,070	145,070
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1B, (US 30 Day Average SOFR + 1.85%), 6.41%, 1/25/42	281,000	265,591
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M1A, (US 30 Day Average SOFR + 1.30%), 5.86%, 2/25/42	304,826	302,064
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3AS, (ICE LIBOR USD 1 Month + 1.00%), 5.845%, 2/25/47	1,789,670	1,768,344
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1A, (US 30 Day Average SOFR + 1.00%), 5.56%, 1/25/42	97,881	95,865
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA3, Class M1, (US 30 Day Average SOFR + 0.85%), 5.41%, 9/25/41	154,603	149,160
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA6, Class M1, (US 30 Day Average SOFR + 0.80%), 5.36%, 10/25/41	471,884	468,146
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (ICE LIBOR USD 1 Month + 6.95%), 11.795%, 8/25/28	518,544	548,279
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (ICE LIBOR USD 1 Month + 6.75%), 11.595%, 8/25/28	633,971	676,611
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (ICE LIBOR USD 1 Month + 6.00%), 10.845%, 9/25/28	439,364	462,766
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (ICE LIBOR USD 1 Month + 5.90%), 10.745%, 10/25/28	88,425	93,509
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (ICE LIBOR USD 1 Month + 5.70%), 10.545%, 4/25/28	835,063	891,268
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (ICE LIBOR USD 1 Month + 5.55%), 10.395%, 4/25/28	706,624	738,864
Connecticut Avenue Securities FRB Ser. 14-C04, Class 2M2, (ICE LIBOR USD 1 Month + 5.00%), 9.845%, 11/25/24	5,753	5,796
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, (ICE LIBOR USD 1 Month + 4.90%), 9.745%, 11/25/24	120,126	125,293
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (ICE LIBOR USD 1 Month + 4.45%), 9.295%, 1/25/29	786,528	818,628

56 Dynamic Asset Allocation Balanced Fund

MORTGAGE-BACKED SECURITIES (4.4%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 14-C01, Class M2, (ICE LIBOR USD 1 Month + 4.40%), 9.245%, 1/25/24	$13,248	$13,541
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (ICE LIBOR USD 1 Month + 4.35%), 9.195%, 5/25/29	496,262	516,877
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (ICE LIBOR USD 1 Month + 4.30%), 9.145%, 2/25/25	49,953	51,570
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (ICE LIBOR USD 1 Month + 4.25%), 9.095%, 4/25/29	344,064	357,969
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (ICE LIBOR USD 1 Month + 4.25%), 9.095%, 1/25/29	938,842	976,632
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (ICE LIBOR USD 1 Month + 4.00%), 8.845%, 5/25/25	42,965	44,385
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2C, (ICE LIBOR USD 1 Month + 3.65%), 8.495%, 9/25/29	95,000	98,264
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (ICE LIBOR USD 1 Month + 3.55%), 8.395%, 7/25/29	407,461	417,985
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (ICE LIBOR USD 1 Month + 2.90%), 7.745%, 7/25/24	72,867	73,842
Connecticut Avenue Securities Trust FRB Ser. 17-C06, Class 2M2C, (ICE LIBOR USD 1 Month + 2.80%), 7.645%, 2/25/30	106,000	107,060
Connecticut Avenue Securities Trust FRB Ser. 18-C05, Class 1M2, (ICE LIBOR USD 1 Month + 2.35%), 7.195%, 1/25/31	182,957	185,244
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (ICE LIBOR USD 1 Month + 1.25%), 6.095%, 7/25/29	62,304	62,238
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R05, Class 2M2, (US 30 Day Average SOFR + 3.00%), 7.56%, 4/25/42	901,000	878,734
Connecticut Avenue Securities Trust FRB Ser. 22-R07, Class 1M1, (US 30 Day Average SOFR + 2.95%), 7.518%, 6/25/42	225,396	229,129
Connecticut Avenue Securities Trust FRB Ser. 22-R06, Class 1M1, (US 30 Day Average SOFR + 2.75%), 7.31%, 5/25/42	47,943	48,721
Connecticut Avenue Securities Trust FRB Ser. 18-R07, Class 1M2, (ICE LIBOR USD 1 Month + 2.40%), 7.245%, 4/25/31	11,781	11,796
Connecticut Avenue Securities Trust FRB Ser. 19-R02, Class 1M2, (ICE LIBOR USD 1 Month + 2.30%), 7.145%, 8/25/31	7,661	7,661
Connecticut Avenue Securities Trust FRB Ser. 22-R08, Class 1M1, (US 30 Day Average SOFR + 2.55%), 7.11%, 7/25/42	80,945	81,457
Connecticut Avenue Securities Trust FRB Ser. 22-R09, Class 2M1, (US 30 Day Average SOFR + 2.50%), 7.068%, 9/25/42	227,809	228,449
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (ICE LIBOR USD 1 Month + 2.15%), 6.995%, 11/25/39	129,772	129,528
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1M2, (ICE LIBOR USD 1 Month + 2.15%), 6.995%, 9/25/31	4,637	4,641
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1M2, (ICE LIBOR USD 1 Month + 2.05%), 6.895%, 1/25/40	253,251	254,218
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M1, (US 30 Day Average SOFR + 2.00%), 6.56%, 3/25/42	42,875	42,948
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M1, (US 30 Day Average SOFR + 1.10%), 5.76%, 1/25/42	150,996	149,674
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M1, (US 30 Day Average SOFR + 1.00%), 5.56%, 12/25/41	197,586	195,116

Dynamic Asset Allocation Balanced Fund 57

MORTGAGE-BACKED SECURITIES (4.4%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association 144A
Connecticut Avenue Securities FRB Ser. 21-R02, Class 2M1, (US 30 Day Average SOFR + 0.90%), 5.46%, 11/25/41	$82,596	$81,877
Connecticut Avenue Securities Trust FRB Ser. 21-R03, Class 1M1, (US 30 Day Average SOFR + 0.85%), 5.41%, 12/25/41	9,738	9,617
Connecticut Avenue Securities Trust FRB Ser. 21-R01, Class 1M1, (US 30 Day Average SOFR + 0.75%), 5.31%, 10/25/41	34,055	33,912
Finance of America HECM Buyout 144A Ser. 22-HB2, Class A1A, 4.00%, 8/1/32 W	761,499	745,037
Home Partners of America Trust 144A Ser. 21-2, Class C, 2.402%, 12/17/26	424,092	372,666
Imperial Fund Mortgage Trust 144A Ser. 22-NQM5, Class A1, 5.39%, 8/25/67	179,599	177,434
Legacy Mortgage Asset Trust 144A
FRB Ser. 19-GS7, Class A1, 6.25%, 11/25/59	450,783	456,135
FRB Ser. 20-GS1, Class A1, 5.882%, 10/25/59	403,044	387,822
Ser. 20-GS5, Class A1, 3.25%, 6/25/60	304,209	299,422
Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, (ICE LIBOR USD 1 Month + 0.80%), 5.645%, 2/25/34	450,539	432,846
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE6, Class M1, (ICE LIBOR USD 1 Month + 0.83%), 5.67%, 8/25/34	152,099	135,254
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 4.186%, 8/26/47 W	100,376	97,490
New Residential Mortgage Loan Trust 144A FRB Ser. 18-4A, Class A1M, (ICE LIBOR USD 1 Month + 0.90%), 5.745%, 1/25/48	229,172	222,525
Oaktown Re II, Ltd. 144A FRB Ser. 18-1A, Class M1, (ICE LIBOR USD 1 Month + 1.55%), 6.395%, 7/25/28 (Bermuda)	36,405	36,327
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (ICE LIBOR USD 1 Month + 1.05%), 5.895%, 10/25/34	328,526	317,529
Residential Mortgage Loan Trust 144A Ser. 20-2, Class A2, 2.508%, 5/25/60 W	886,000	865,569
RMF Proprietary Issuance Trust 144A Ser. 22-3, Class A, 4.00%, 8/25/62 W	214,000	162,811
Starwood Mortgage Residential Trust 144A Ser. 20-3, Class A3, 2.591%, 4/25/65 W	757,000	626,811
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR7, Class 1A1, (ICE LIBOR USD 1 Month + 0.85%), 5.695%, 5/25/47	472,657	375,944
Toorak Mortgage Corp., Ltd. 144A Ser. 21-1, Class A1, 2.24%, 6/25/24	260,000	248,531
Towd Point Mortgage Trust 144A Ser. 16-5, Class M2, 3.375%, 10/25/56 W	282,000	254,000
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR9, Class A1C3, (ICE LIBOR USD 1 Month + 0.96%), 5.805%, 7/25/45	158,409	143,519
FRB Ser. 05-AR11, Class A1B3, (ICE LIBOR USD 1 Month + 0.80%), 5.645%, 8/25/45	126,688	118,482
FRB Ser. 05-AR12, Class 1A8, 3.806%, 10/25/35 W	392,273	339,177
FRB Ser. 07-HY2, Class 1A1, 3.489%, 12/25/36 W	329,701	296,976
		31,656,438
Total mortgage-backed securities (cost $87,451,979)		$82,420,094

58 Dynamic Asset Allocation Balanced Fund

COLLATERALIZED LOAN OBLIGATIONS (1.4%)*	Principal amount	Value
522 Funding CLO, Ltd. 144A FRB Ser. 21-7A, Class A, (ICE LIBOR USD 3 Month + 1.07%), 5.885%, 4/23/34 (Cayman Islands)	$331,000	$322,607
AB BSL CLO 2, Ltd. 144A FRB Ser. 21-2A, Class A, (ICE LIBOR USD 3 Month + 1.10%), 5.892%, 4/15/34 (Cayman Islands)	841,000	818,202
AGL CLO 17, Ltd. 144A FRB Ser. 22-17A, Class A, (CME Term SOFR 3 Month + 1.33%), 5.983%, 1/21/35 (Cayman Islands)	554,000	541,220
AGL CLO 6, Ltd. 144A FRB Ser. 21-6A, Class AR, (ICE LIBOR USD 3 Month + 1.20%), 6.008%, 7/20/34 (Cayman Islands)	1,011,000	984,115
AIG CLO, LLC 144A FRB Ser. 21-2A, Class A, (ICE LIBOR USD 3 Month + 1.17%), 5.978%, 7/20/34	350,000	341,434
American Money Management Corp. CLO 21, Ltd. 144A FRB Ser. 17-21A, Class A, (ICE LIBOR USD 3 Month + 1.25%), 6.064%, 11/2/30 (Cayman Islands)	696,759	686,979
Apex Credit CLO, Ltd. 144A FRB Ser. 21-2A, Class A1R, (ICE LIBOR USD 3 Month + 1.15%), 5.968%, 10/25/32 (Cayman Islands)	400,000	390,200
Ares XLI CLO, Ltd. 144A FRB Ser. 21-41A, Class AR2, (ICE LIBOR USD 3 Month + 1.07%), 5.862%, 4/15/34 (Cayman Islands)	750,000	728,306
Ballyrock CLO 17, Ltd. 144A FRB Ser. 21-17A, Class A1A, (ICE LIBOR USD 3 Month + 1.15%), 5.958%, 10/20/34 (Cayman Islands)	500,000	487,376
Battery Park CLO II, Ltd. 144A FRB Ser. 22-1A, Class A1, (CME Term SOFR 3 Month + 2.21%), 6.39%, 10/20/35	700,000	702,333
Black Diamond CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (ICE LIBOR USD 3 Month + 1.25%), 6.065%, 11/22/34 (Cayman Islands)	1,004,000	961,219
BlueMountain CLO XXXII, Ltd. 144A FRB Ser. 21-32A, Class A, (ICE LIBOR USD 3 Month + 1.17%), 5.962%, 10/15/34 (Cayman Islands)	518,000	503,753
Canyon Capital CLO, Ltd. 144A FRB Ser. 18-1A, Class A, (ICE LIBOR USD 3 Month + 1.07%), 5.862%, 7/15/31 (Cayman Islands)	877,000	862,324
CarVal CLO II, Ltd. 144A FRB Ser. 21-1A, Class ANR, (ICE LIBOR USD 3 Month + 1.11%), 5.918%, 4/20/32 (Cayman Islands)	871,000	854,197
Cedar Funding II CLO, Ltd. 144A FRB Ser. 21-1A, Class ARR, (ICE LIBOR USD 3 Month + 1.08%), 5.888%, 4/20/34	375,000	361,937
Crown Point CLO 10, Ltd. 144A FRB Ser. 21-10A, Class A, (ICE LIBOR USD 3 Month + 1.17%), 5.978%, 7/20/34 (Cayman Islands)	350,000	341,675
Diameter Capital CLO 1, Ltd. 144A FRB Ser. 21-1A, Class A1A, (ICE LIBOR USD 3 Month + 1.24%), 6.032%, 7/15/36	478,000	464,612
Elmwood CLO 18, Ltd. 144A FRB Ser. 22-5A, Class A, (CME Term SOFR 3 Month + 2.00%), 6.658%, 7/17/33 (Cayman Islands)	358,000	358,272
Greywolf CLO III, Ltd. 144A FRB Ser. 20-3RA, Class A1R, (CME Term SOFR 3 Month + 1.55%), 6.203%, 4/15/33 (Cayman Islands)	400,000	393,543
Guggenheim 1828 CLO, Ltd. 144A FRB Ser. 18-1A, Class A1S1, (ICE LIBOR USD 3 Month + 1.23%), 6.022%, 10/15/31 (Cayman Islands)	498,107	487,311
Gulf Stream Meridian 1, Ltd. 144A FRB Ser. 20-IA, Class A1, (ICE LIBOR USD 3 Month + 1.37%), 6.162%, 4/15/33 (Cayman Islands)	850,000	845,766
Gulf Stream Meridian 4, Ltd. 144A FRB Ser. 21-4A, Class A1, (ICE LIBOR USD 3 Month + 1.20%), 5.992%, 7/15/34 (Cayman Islands)	500,000	488,641
ICG US CLO, Ltd. 144A FRB Ser. 21-1A, Class ARR, (ICE LIBOR USD 3 Month + 1.17%), 5.972%, 7/28/34	300,000	289,955
Jamestown CLO IX, Ltd. 144A FRB Ser. 21-9A, Class A1RR, (ICE LIBOR USD 3 Month + 1.24%), 6.058%, 7/25/34 (Cayman Islands)	400,000	390,601
LCM, Ltd. 144A FRB Ser. 30A, Class AR, (ICE LIBOR USD 3 Month + 1.08%), 5.888%, 4/20/31 (Cayman Islands)	978,000	955,879

Dynamic Asset Allocation Balanced Fund 59

COLLATERALIZED LOAN OBLIGATIONS (1.4%)* cont.	Principal amount	Value
Madison Park Funding XIV, Ltd. 144A FRB Ser. 18-14A, Class A2RR, (ICE LIBOR USD 3 Month + 1.40%), 6.215%, 10/22/30 (Cayman Islands)	$500,000	$487,016
Marathon CLO XIII, Ltd. 144A FRB Ser. 21-1A, Class AANR, (ICE LIBOR USD 3 Month + 1.32%), 6.112%, 4/15/32 (Cayman Islands)	545,000	535,107
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1R, (ICE LIBOR USD 3 Month + 1.29%), 6.082%, 1/15/35 (Cayman Islands)	250,000	238,941
Nassau, Ltd. 144A FRB Ser. 21-IA, Class ANAR, (ICE LIBOR USD 3 Month + 1.35%), 6.18%, 4/15/31 (Cayman Islands)	307,000	300,860
Neuberger Berman Loan Advisers CLO 31, Ltd. 144A FRB Ser. 21-31A, Class AR, (ICE LIBOR USD 3 Month + 1.04%), 5.848%, 4/20/31 (Cayman Islands)	527,000	517,481
OCP CLO, Ltd. 144A FRB Ser. 21-17A, Class A1R, (ICE LIBOR USD 3 Month + 1.04%), 5.848%, 7/20/32 (Cayman Islands)	949,000	926,979
Octagon Investment Partners 29, Ltd. 144A FRB Ser. 20-1A, Class AR, (ICE LIBOR USD 3 Month + 1.18%), 5.996%, 1/24/33 (Cayman Islands)	327,000	320,378
OZLM XVIII, Ltd. 144A FRB Ser. 18-18A, Class A, (ICE LIBOR USD 3 Month + 1.02%), 5.85%, 4/15/31 (Cayman Islands)	369,000	362,362
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 19-1A, Class A2A, (ICE LIBOR USD 3 Month + 2.00%), 6.864%, 5/15/32 (Cayman Islands)	1,178,000	1,129,830
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (ICE LIBOR USD 3 Month + 1.39%), 6.198%, 1/20/34 (Cayman Islands)	500,000	488,620
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 21-1A, Class A1AR, (ICE LIBOR USD 3 Month + 1.00%), 5.808%, 10/20/31 (Cayman Islands)	500,000	491,875
Regatta XX Funding, Ltd. 144A FRB Ser. 21-2A, Class A, (ICE LIBOR USD 3 Month + 1.16%), 5.952%, 10/15/34 (Cayman Islands)	184,000	178,993
Rockford Tower CLO, Ltd. 144A FRB Ser. 21-1A, Class A1, (ICE LIBOR USD 3 Month + 1.17%), 5.978%, 7/20/34 (Cayman Islands)	971,000	946,393
RR 14, Ltd. 144A FRB Ser. 21-14A, Class A1, (ICE LIBOR USD 3 Month + 1.12%), 5.912%, 4/15/36 (Cayman Islands)	431,000	420,271
Saranac CLO VI, Ltd. 144A FRB Ser. 21-6A, Class A1R, (ICE LIBOR USD 3 Month + 1.14%), 6.294%, 8/13/31 (Jersey)	350,000	343,000
Sound Point CLO XXIII, Ltd. 144A FRB Ser. 21-2A, Class AR, (ICE LIBOR USD 3 Month + 1.17%), 5.962%, 7/15/34 (Cayman Islands)	508,000	489,403
Sound Point CLO XXVI, Ltd. 144A FRB Ser. 21-1A, Class AR, (ICE LIBOR USD 3 Month + 1.17%), 5.978%, 7/20/34 (Cayman Islands)	758,000	731,200
Venture 33 CLO, Ltd. 144A FRB Ser. 21-33A, Class A1LR, (ICE LIBOR USD 3 Month + 1.06%), 5.852%, 7/15/31 (Cayman Islands)	539,000	529,523
Venture XXVI CLO, Ltd. 144A FRB Ser. 21-26A, Class BR, (ICE LIBOR USD 3 Month + 1.70%), 6.508%, 1/20/29 (Cayman Islands)	600,000	576,000
Wellfleet CLO, Ltd. 144A FRB Ser. 18-1A, Class A, (ICE LIBOR USD 3 Month + 1.10%), 5.892%, 7/17/31	1,000,000	980,869
Zais CLO 17, Ltd. 144A FRB Ser. 21-17A, Class A1A, (ICE LIBOR USD 3 Month + 1.33%), 6.138%, 10/20/33	452,000	444,610
Zais CLO, Ltd. 144A FRB Ser. 19-13A, Class A1A, (ICE LIBOR USD 3 Month + 1.49%), 6.282%, 7/15/32	900,000	886,155
Total collateralized loan obligations (cost $27,144,186)		$26,888,323

60 Dynamic Asset Allocation Balanced Fund

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.7%)*		Principal amount	Value
Benin (Republic of) sr. unsec. bonds Ser. REGS, 4.95%, 1/22/35 (Benin)	EUR	200,000	$149,038
Benin (Republic of) sr. unsec. notes Ser. REGS, 4.875%, 1/19/32 (Benin)	EUR	250,000	204,426
Brazil (Federal Republic of) sr. unsec. unsub. bonds 5.00%, 1/27/45 (Brazil)		$630,000	492,188
Brazil (Federal Republic of) sr. unsec. unsub. notes 3.875%, 6/12/30 (Brazil)		446,000	399,464
Chile (Republic of) sr. unsec. unsub. bonds 4.34%, 3/7/42 (Chile)		970,000	848,750
Colombia (Republic of) sr. unsec. unsub. notes 4.50%, 3/15/29 (Colombia)		750,000	660,340
Cote d’lvoire (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Cote d’lvoire)		310,000	267,763
Cote d’lvoire (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Cote d’lvoire)		550,000	533,500
Dominican (Republic of) sr. unsec. bonds Ser. REGS, 4.875%, 9/23/32 (Dominican Republic)		238,000	201,766
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		560,000	567,812
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.00%, 7/19/28 (Dominican Republic)		278,000	270,927
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)		262,000	257,733
Dominican (Republic of) 144A sr. unsec. bonds 6.00%, 2/22/33 (Dominican Republic)		670,000	613,229
Indonesia (Republic of) sr. unsec. unsub. notes 4.65%, 9/20/32 (Indonesia)		1,320,000	1,317,328
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		990,000	985,585
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.50%, 7/21/45 (Kazakhstan)		400,000	416,572
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.875%, 10/14/44 (Kazakhstan)		880,000	784,784
Panama (Republic of) sr. unsec. unsub. bonds 3.298%, 1/19/33 (Panama)		750,000	627,188
Paraguay (Republic of) sr. unsec. notes Ser. REGS, 4.95%, 4/28/31 (Paraguay)		205,000	197,825
Paraguay (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.70%, 3/27/27 (Paraguay)		245,000	239,794
Paraguay (Republic of) 144A sr. unsec. bonds 3.849%, 6/28/33 (Paraguay)		200,000	174,500
Romania (Government of) 144A unsec. notes 3.00%, 2/27/27 (Romania)		970,000	881,711
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)		287,000	273,363
United Mexican States sr. unsec. unsub. bonds 4.28%, 8/14/41 (Mexico)		860,000	702,740
United Mexican States sr. unsec. unsub. bonds 3.50%, 2/12/34 (Mexico)		1,250,000	1,059,762
Uruguay (Oriental Republic of) sr. unsec. bonds 5.10%, 6/18/50 (Uruguay)		260,000	260,074
Total foreign government and agency bonds and notes (cost $14,330,299)			$13,388,162

Dynamic Asset Allocation Balanced Fund 61

SENIOR LOANS (0.4%)*c	Principal amount	Value
Basic materials (—%)
Axalta Coating Systems US Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.898%, 12/7/29	$38,500	$38,516
BWAY Holding Co. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 8.777%, 8/15/26	25,000	24,759
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (ICE LIBOR USD 3 Month + 3.50%), 8.407%, 11/23/27	253,363	223,955
Klockner-Pentaplast of America, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.75%), 10.129%, 2/4/26	102,404	93,870
LSF11 A5 HoldCo, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 0.00%), 9.157%, 10/15/28	95,000	93,041
Starfruit US Holdco, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.00%), 7.526%, 10/1/25	171,885	170,289
		644,430
Capital goods (0.1%)
Adient US, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.25%), 8.09%, 4/1/28	110,688	110,272
Clarios Global LP bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.25%), 8.109%, 4/30/26	169,042	167,774
MajorDrive Holdings IV, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 4.00%), 9.00%, 6/1/28	279,729	264,694
TK Elevator US Newco, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.50%), 8.602%, 7/31/27	117,916	114,710
Vertiv Group Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 2.75%), 7.419%, 3/2/27	394,581	385,802
		1,043,252
Communication services (—%)
Asurion, LLC bank term loan FRN Ser. B9, (ICE LIBOR USD 1 Month + 3.25%), 8.09%, 7/31/27	118,018	107,987
DIRECTV Financing, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 5.00%), 9.84%, 7/22/27	392,957	377,372
		485,359
Consumer cyclicals (0.1%)
AMC Entertainment Holdings, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 1 Month + 3.00%), 7.684%, 4/22/26	215,211	156,566
AppleCaramel Buyer, LLC bank term loan FRN (CME Term SOFR 3 Month Plus CSA + 0.00%), 8.557%, 10/19/27	190,637	188,195
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.50%), 8.325%, 8/21/26	257,995	239,721
iHeartCommunications, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.25%), 8.09%, 5/1/26	151,572	133,905
Mattress Firm, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.25%), 9.39%, 9/21/28	189,501	176,520
Michaels Cos., Inc. (The) bank term loan FRN (US SOFR + 4.25%), 9.08%, 4/15/28	79,797	73,060
Neptune Bidco US, Inc. bank term loan FRN Class C, (CME Term SOFR 1 Month + 5.00%), 9.735%, 4/11/29	155,000	139,113
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.657%, 1/29/28	402,022	398,674
Robertshaw Holdings Corp. bank term loan FRN (ICE LIBOR USD 3 Month + 8.00%), 13.188%, 2/28/26	125,000	32,084
		1,537,838

62 Dynamic Asset Allocation Balanced Fund

SENIOR LOANS (0.4%)*c cont.	Principal amount	Value
Consumer staples (0.1%)
Ascend Learning, LLC bank term loan FRN (ICE LIBOR USD 1 Month + 5.75%), 10.556%, 11/18/29	$160,000	$137,333
Brand Industrial Services, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.25%), 9.134%, 6/21/24	459,777	427,689
IRB Holding Corp. bank term loan FRN (CME Term SOFR 3 Month Plus CSA + 3.00%), 7.737%, 12/15/27	83,302	81,775
PECF USS Intermediate Holding III Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 1 Month + 4.25%), 9.09%, 12/17/28	409,813	343,579
		990,376
Energy (—%)
CQP Holdco LP bank term loan FRN (ICE LIBOR USD 3 Month + 3.50%), 8.659%, 5/27/28	280,013	277,529
		277,529
Financials (—%)
HUB International, Ltd. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.25%), 8.058%, 4/25/25	34,471	34,354
		34,354
Health care (—%)
Global Medical Response, Inc. bank term loan FRN (ICE LIBOR USD 1 Month + 4.25%), 9.236%, 10/2/25	155,455	108,301
One Call Corp. bank term loan FRN (ICE LIBOR USD 3 Month + 5.50%), 10.375%, 4/22/27	131,635	97,081
		205,382
Technology (0.1%)
Epicor Software Corp. bank term loan FRN (ICE LIBOR USD 1 Month + 7.75%), 12.59%, 7/31/28	120,000	118,375
Greeneden US Holdings II, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 4.00%), 8.84%, 12/1/27	186,200	183,144
Polaris Newco, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.00%), 9.159%, 6/3/28	181,755	165,346
Proofpoint, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 6.25%), 11.09%, 8/31/29	185,000	174,054
Rocket Software, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.25%), 9.09%, 11/28/25	117,900	115,616
TIBCO Software, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 9.498%, 3/30/29	60,000	54,400
UKG, Inc. bank term loan FRN (ICE LIBOR USD 1 Month + 5.25%), 10.032%, 5/3/27	150,000	143,325
Vision Solutions, Inc. bank term loan FRN (US SOFR + 4.00%), 8.818%, 4/24/28	189,040	167,773
		1,122,033
Transportation (—%)
American Airlines, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.75%), 9.558%, 4/20/28	105,000	106,473
United Airlines, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.75%), 8.568%, 4/21/28	220,500	218,571
		325,044
Total senior loans (cost $7,099,306)		$6,665,597

Dynamic Asset Allocation Balanced Fund 63

CONVERTIBLE PREFERRED STOCKS (0.1%)*	Shares	Value
Danaher Corp. 5.00% cv. pfd.	877	$1,115,882
T-Mobile US, Inc. 144A 5.25% cv. pfd. †	1,401	1,629,013
Total convertible preferred stocks (cost $2,304,883)		$2,744,895

ASSET-BACKED SECURITIES (0.1%)*	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (ICE LIBOR USD 3 Month + 2.90%), 3.025%, 7/25/24	$185,900	$183,577
NewRez Warehouse Securitization Trust 144A FRB Ser. 21-1, Class A, (ICE LIBOR USD 1 Month + 0.75%), 5.595%, 5/7/24	521,733	515,864
Station Place Securitization Trust 144A FRB Ser. 22-3, Class A1, (CME Term SOFR 1 Month + 1.25%), 6.026%, 5/29/23	1,332,000	1,332,000
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (ICE LIBOR USD 1 Month + 0.60%), 5.445%, 1/25/46	265,611	263,580
Total asset-backed securities (cost $2,302,799)		$2,295,021

CONVERTIBLE BONDS AND NOTES (—%)*	Principal amount	Value
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	$125,000	$64,375
Nabors Industries, Inc. company guaranty cv. sr. unsec. notes 0.75%, 1/15/24	280,000	266,700
Nabors Industries, Inc. 144A company guaranty cv. sr. unsec. unsub. notes 1.75%, 6/15/29	110,000	95,260
Realogy Group, LLC/Realogy Co-Issuer Corp. company guaranty cv. sr. unsec. notes 0.25%, 6/15/26	110,000	75,625
Total convertible bonds and notes (cost $558,740)		$501,960

PURCHASED OPTIONS OUTSTANDING (—%)* Counterparty	Expiration date/strike price	Notional amount	Contract amount	Value
Citibank, N.A.
Moderna, Inc. (Call)	Jun-23/$261.50	$5,505,075	$35,845	$6,259
Total purchased options outstanding (cost $645,210)				$6,259

SHORT-TERM INVESTMENTS (2.1%)*		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 4.88% L	Shares	10,043,457	$10,043,457
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.70% P	Shares	5,504,000	5,504,000
U.S. Treasury Bills 4.735%, 5/2/23 # ∆		$14,300,000	14,247,139
U.S. Treasury Bills 4.240%, 5/18/23 #		9,400,000	9,345,009
U.S. Treasury Bills 4.790%, 5/11/23 # ∆		800,000	796,073
U.S. Treasury Bills 4.543%, 5/23/23 ∆		100,000	99,363
Total short-term investments (cost $40,034,572)			$40,035,041

TOTAL INVESTMENTS
Total investments (cost $2,157,220,179)	$2,429,916,739

64 Dynamic Asset Allocation Balanced Fund

Key to holding’s currency abbreviations
EUR	Euro
USD /$	United States Dollar

Key to holding’s abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
ICE	Intercontinental Exchange
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
PO	Principal Only
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from October 1, 2022 through March 31, 2023 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $1,890,439,050.
†	This security is non-income-producing.
‡‡	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
#	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $23,609,546 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).
∆	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $826,254 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).
[c]	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).
F	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities’ valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio (Note 1).

Dynamic Asset Allocation Balanced Fund 65

[i]	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
P	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.
W	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
See Note 1 to the financial statements regarding TBA commitments.
On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 3.97%, 4.86% and 5.19%, respectively, as of the close of the reporting period.
The dates shown on debt obligations are the original maturity dates.

FORWARD CURRENCY CONTRACTS at 3/31/23 (aggregate face value $73,130,952) (Unaudited)
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
Bank of America N.A.
	British Pound	Sell	6/21/23	$3,024,841	$2,932,280	$(92,561)
	Canadian Dollar	Sell	4/19/23	176,881	176,676	(205)
	Euro	Sell	6/21/23	6,003,472	5,880,826	(122,646)
Citibank, N.A.
	Danish Krone	Sell	6/21/23	1,155,178	1,133,909	(21,269)
HSBC Bank USA, National Association
	British Pound	Sell	6/21/23	8,999,901	8,723,699	(276,202)
JPMorgan Chase Bank N.A.
	Canadian Dollar	Sell	4/19/23	946,866	945,853	(1,013)
	Norwegian Krone	Sell	6/21/23	599,571	600,974	1,403
	Singapore Dollar	Buy	5/17/23	1,830,838	1,854,471	(23,633)
	South Korean Won	Sell	5/17/23	4,718,435	5,003,258	284,823
	Swedish Krona	Buy	6/21/23	3,093,202	3,056,228	36,974
Morgan Stanley & Co. International PLC
	Euro	Sell	6/21/23	6,219,909	6,091,898	(128,011)
NatWest Markets PLC
	Australian Dollar	Buy	4/19/23	5,413,275	5,522,144	(108,869)
	Euro	Sell	6/21/23	1,939,541	1,899,847	(39,694)
	Japanese Yen	Buy	5/17/23	685,219	703,474	(18,255)
	Swiss Franc	Buy	6/21/23	530,684	516,797	13,887

66 Dynamic Asset Allocation Balanced Fund

FORWARD CURRENCY CONTRACTS at 3/31/23 (aggregate face value $73,130,952) (Unaudited) cont.
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
State Street Bank and Trust Co.
	British Pound	Sell	6/21/23	$6,495,323	$6,295,569	$(199,754)
	Euro	Sell	6/21/23	303,142	296,864	(6,278)
	Japanese Yen	Buy	5/17/23	614,774	631,203	(16,429)
	Swiss Franc	Buy	6/21/23	7,875,287	7,666,623	208,664
UBS AG
	Canadian Dollar	Sell	4/19/23	5,195,552	5,189,654	(5,898)
	Hong Kong Dollar	Buy	5/17/23	2,632,836	2,641,742	(8,906)
WestPac Banking Corp.
	Japanese Yen	Sell	5/17/23	5,326,864	5,366,963	40,099
Unrealized appreciation						585,850
Unrealized (depreciation)						(1,069,623)
Total						$(483,773)
* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 3/31/23 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
MSCI EAFE Index (Short)	243	$25,425,078	$25,472,475	Jun-23	$(1,115,343)
Russell 2000 Index E-Mini (Long)	4	353,677	362,700	Jun-23	6,020
S&P 500 Index E-Mini (Long)	12	2,465,586	2,482,650	Jun-23	109,358
S&P 500 Index E-Mini (Short)	1,536	315,595,008	317,779,201	Jun-23	(18,588,046)
S&P Mid Cap 400 Index E-Mini (Long)	2	502,432	505,940	Jun-23	5,931
U.S. Treasury Bond 30 yr (Long)	216	28,329,750	28,329,751	Jun-23	1,128,452
U.S. Treasury Bond Ultra 30 yr (Long)	289	40,785,125	40,785,125	Jun-23	1,541,826
U.S. Treasury Note 2 yr (Long)	396	81,755,438	81,755,438	Jun-23	875,821
U.S. Treasury Note 5 yr (Long)	746	81,692,828	81,692,829	Jun-23	1,628,666
U.S. Treasury Note 10 yr (Long)	339	38,958,516	38,958,516	Jun-23	1,093,501
U.S. Treasury Note Ultra 10 yr (Short)	10	1,211,406	1,211,406	Jun-23	(37,249)
Unrealized appreciation					6,389,575
Unrealized (depreciation)					(19,740,638)
Total					$(13,351,063)

WRITTEN OPTIONS OUTSTANDING at 3/31/23 (premiums $464,311) (Unaudited)
Counterparty	Expiration date/strike price	Notional amount	Contract amount	Value
Citibank, N.A.
Moderna, Inc. (Call)	Jun-23/$281.60	$5,505,075	$35,845	$3,015
Total				$3,015

Dynamic Asset Allocation Balanced Fund 67

TBA SALE COMMITMENTS OUTSTANDING at 3/31/23 (proceeds receivable $333,776,426) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 6.00%, 4/1/53	$20,000,000	4/13/23	$20,410,160
Uniform Mortgage-Backed Securities, 5.50%, 4/1/53	30,000,000	4/13/23	30,304,680
Uniform Mortgage-Backed Securities, 5.00%, 5/1/53	29,000,000	5/11/23	28,915,027
Uniform Mortgage-Backed Securities, 5.00%, 4/1/53	109,000,000	4/13/23	108,689,132
Uniform Mortgage-Backed Securities, 4.50%, 4/1/53	21,000,000	4/13/23	20,570,147
Uniform Mortgage-Backed Securities, 4.00%, 4/1/53	1,000,000	4/13/23	956,328
Uniform Mortgage-Backed Securities, 3.50%, 4/1/53	23,000,000	4/13/23	21,361,239
Uniform Mortgage-Backed Securities, 3.00%, 5/1/53	15,000,000	5/11/23	13,461,921
Uniform Mortgage-Backed Securities, 3.00%, 4/1/53	15,000,000	4/13/23	13,450,788
Uniform Mortgage-Backed Securities, 2.50%, 5/1/53	9,000,000	5/11/23	7,764,608
Uniform Mortgage-Backed Securities, 2.50%, 4/1/53	35,000,000	4/13/23	30,166,986
Uniform Mortgage-Backed Securities, 2.50%, 4/1/38	27,000,000	4/17/23	25,039,341
Uniform Mortgage-Backed Securities, 2.00%, 5/1/53	9,000,000	5/11/23	7,444,965
Uniform Mortgage-Backed Securities, 2.00%, 4/1/53	9,000,000	4/13/23	7,436,526
Total			$335,971,848

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/23 (Unaudited)
Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
$43,480,000	$295,229 E	$(249,143)	6/21/25	US SOFR — Annually	4.20% — Annually	$46,086
128,831,000	874,762 E	739,507	6/21/25	4.20% — Annually	US SOFR — Annually	(135,255)
88,790,000	2,164,700 E	1,887,359	6/21/28	3.80% — Annually	US SOFR — Annually	(277,341)
22,948,000	501,873 E	(342,933)	6/21/33	US SOFR — Annually	3.40% — Annually	158,940
40,864,000	893,696 E	609,362	6/21/33	3.40% — Annually	US SOFR — Annually	(284,334)
16,656,000	356,272 E	665,348	6/21/53	US SOFR — Annually	2.80% — Annually	309,076
3,010,000	14,689	(40)	3/30/33	3.2465% — Annually	US SOFR — Annually	(14,467)
8,372,000	2,763	(31)	3/31/25	US SOFR — Annually	4.0905% — Annually	2,557
3,271,000	22,243	(43)	3/31/33	US SOFR — Annually	3.269% — Annually	22,057
3,341,000	12,996	(44)	4/4/33	US SOFR — Annually	3.2325% — Annually	12,952
8,476,000	8,137	(32)	4/4/25	US SOFR — Annually	4.113% — Annually	8,105
3,268,000	6,046	(44)	4/4/33	US SOFR — Annually	3.2085% — Annually	6,002
Total		$3,309,266	$(145,622)
E Extended effective date.

68 Dynamic Asset Allocation Balanced Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/23 (Unaudited)
Swap counterparty/ Notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Barclays Bank PLC
$55,771,063	$57,945,906	$—	3/29/24	(US SOFR plus 0.40%) — Monthly	A basket (BCPUDEAL) of common stocks — Monthly*	$2,169,874
55,759,358	57,880,911	—	3/29/24	US SOFR plus 0.25% — Monthly	A basket (BCPUDEAS) of common stocks — Monthly*	(2,113,669)
Goldman Sachs International
72,768,216	76,250,349	—	12/15/25	(US SOFR plus 0.40%) — Monthly	A basket (GSGLPWDL) of common stocks — Monthly*	3,538,260
69,300,080	71,092,881	—	12/15/25	US SOFR minus 0.25% — Monthly	A basket (GSGLPWDS) of common stocks — Monthly*	(1,883,065)
Upfront premium received		—		Unrealized appreciation		5,708,134
Upfront premium (paid)		—		Unrealized (depreciation)		(3,996,734)
Total		$—		Total	$1,711,400
* The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (BCPUDEAL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
ON Semiconductor Corp.	Technology	9,103	$749,365	1.29%
Wix.com, Ltd. (Israel)	Technology	7,467	745,211	1.29%
Synopsys, Inc.	Technology	1,884	727,647	1.26%
Apollo Global Management, Inc.	Financials	11,505	726,685	1.25%
Booking Holdings, Inc.	Consumer cyclicals	274	726,319	1.25%
Manhattan Associates, Inc.	Technology	4,682	724,976	1.25%
ManpowerGroup, Inc.	Consumer staples	8,779	724,492	1.25%
Constellation Energy Corp.	Utilities and power	9,226	724,244	1.25%
Procore Technologies, Inc.	Technology	11,537	722,532	1.25%
Cadence Design Systems, Inc.	Technology	3,427	720,054	1.24%
Valero Energy Corp.	Energy	5,122	714,990	1.23%
Ulta Beauty, Inc.	Consumer staples	1,310	714,947	1.23%
Hologic, Inc.	Health care	8,837	713,184	1.23%
Toll Brothers, Inc.	Consumer cyclicals	11,828	710,041	1.23%
Textron, Inc.	Capital goods	10,013	707,196	1.22%
Targa Resources Corp.	Energy	9,599	700,230	1.21%
Autonation, Inc.	Consumer cyclicals	5,169	694,540	1.20%
Smartsheet, Inc. Class A	Technology	14,455	690,943	1.19%
Allison Transmission Holdings, Inc.	Capital goods	15,220	688,551	1.19%
Uber Technologies, Inc.	Consumer staples	21,686	687,450	1.19%
Gartner, Inc.	Consumer cyclicals	2,108	686,604	1.18%

Dynamic Asset Allocation Balanced Fund 69

A BASKET (BCPUDEAL) OF COMMON STOCKS cont.
Common stocks	Sector	Shares	Value	Percentage value
Freeport-McMoRan, Inc. (Indonesia)	Basic materials	16,704	$683,381	1.18%
MGIC Investment Corp.	Financials	50,161	673,161	1.16%
O’Reilly Automotive, Inc.	Consumer cyclicals	780	662,459	1.14%
Genuine Parts Co.	Consumer cyclicals	3,938	658,911	1.14%
General Motors Co.	Consumer cyclicals	17,916	657,153	1.13%
General Dynamics Corp.	Capital goods	2,842	648,640	1.12%
Johnson Controls International PLC	Capital goods	10,596	638,120	1.10%
Palo Alto Networks, Inc.	Technology	3,185	636,089	1.10%
Bio-Rad Laboratories, Inc. Class A	Health care	1,325	634,908	1.10%
Wyndham Hotels & Resorts, Inc.	Consumer cyclicals	9,192	623,665	1.08%
Unum Group	Financials	15,661	619,555	1.07%
Pure Storage, Inc. Class A	Technology	24,050	613,511	1.06%
Penske Automotive Group, Inc.	Consumer cyclicals	4,260	604,149	1.04%
Tapestry, Inc.	Consumer cyclicals	13,757	593,063	1.02%
Pinterest, Inc. Class A	Technology	20,766	566,281	0.98%
Marathon Oil Corp.	Energy	23,472	562,398	0.97%
American International Group, Inc.	Financials	11,147	561,347	0.97%
Expedia Group, Inc.	Consumer cyclicals	5,751	557,972	0.96%
Boyd Gaming Corp.	Consumer cyclicals	8,653	554,832	0.96%
Novocure, Ltd. (Jersey)	Health care	9,165	551,195	0.95%
NRG Energy, Inc.	Utilities and power	15,880	544,541	0.94%
Wintrust Financial Corp.	Financials	7,283	531,265	0.92%
Applied Materials, Inc.	Technology	4,262	523,445	0.90%
Live Nation Entertainment, Inc.	Consumer cyclicals	7,475	523,270	0.90%
East West Bancorp, Inc.	Financials	9,294	515,810	0.89%
Apartment Income REIT Corp.	Financials	14,282	511,455	0.88%
AMETEK, Inc.	Conglomerates	3,356	487,781	0.84%
eBay, Inc.	Technology	10,661	473,006	0.82%
Roku, Inc.	Technology	7,174	472,164	0.81%

A BASKET (BCPUDEAS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Zoom Video Communications, Inc. Class A	Technology	10,161	$750,262	1.30%
Ceridian HCM Holding, Inc.	Technology	10,039	735,049	1.27%
Cooper Cos., Inc. (The)	Health care	1,963	732,923	1.27%
Floor & Decor Holdings, Inc. Class A	Consumer cyclicals	7,456	732,279	1.27%
DoubleVerify Holdings, Inc.	Technology	24,248	731,077	1.26%
Wynn Resorts, Ltd.	Consumer cyclicals	6,496	726,958	1.26%
Paramount Global Class B	Consumer cyclicals	32,267	719,877	1.24%
Take-Two Interactive Software, Inc.	Technology	6,027	719,013	1.24%
NortonLifeLock, Inc.	Technology	41,701	715,589	1.24%
Ciena Corp.	Technology	13,580	713,225	1.23%
Texas Instruments, Inc.	Technology	3,830	712,363	1.23%
Berkshire Hathaway, Inc. Class B	Financials	2,304	711,254	1.23%

70 Dynamic Asset Allocation Balanced Fund

A BASKET (BCPUDEAS) OF COMMON STOCKS cont.
Common stocks	Sector	Shares	Value	Percentage value
Five Below, Inc.	Consumer cyclicals	3,446	$709,771	1.23%
DT Midstream, Inc.	Energy	14,353	708,610	1.22%
Amdocs, Ltd.	Technology	7,340	704,856	1.22%
BWX Technologies, Inc.	Capital goods	11,180	704,798	1.22%
IBM Corp.	Technology	5,341	700,161	1.21%
Exact Sciences Corp.	Health care	10,253	695,278	1.20%
Ball Corp.	Capital goods	12,334	679,714	1.17%
ICU Medical, Inc.	Health care	4,107	677,513	1.17%
Equifax, Inc.	Consumer cyclicals	3,307	670,785	1.16%
Royal Caribbean Cruises, Ltd.	Consumer cyclicals	10,266	670,349	1.16%
Jack Henry & Associates, Inc.	Technology	4,428	667,362	1.15%
Carnival Corp.	Consumer cyclicals	64,490	654,575	1.13%
General Electric Co.	Conglomerates	6,819	651,903	1.13%
TD SYNNEX Corp.	Technology	6,644	643,093	1.11%
Air Products & Chemicals, Inc.	Basic materials	2,220	637,632	1.10%
ZoomInfo Technologies, Inc. Class A	Technology	25,739	636,010	1.10%
T Rowe Price Group, Inc.	Financials	5,565	628,260	1.09%
Broadridge Financial Solutions, Inc.	Financials	4,278	627,070	1.08%
New York Community Bancorp, Inc.	Financials	68,712	621,153	1.07%
Stanley Black & Decker, Inc.	Consumer cyclicals	7,693	619,933	1.07%
Ross Stores, Inc.	Consumer cyclicals	5,780	613,408	1.06%
Tyler Technologies, Inc.	Technology	1,717	608,962	1.05%
RPM International, Inc.	Basic materials	6,962	607,402	1.05%
BioMarin Pharmaceutical, Inc.	Health care	6,215	604,324	1.04%
Polaris, Inc.	Consumer cyclicals	5,360	593,002	1.02%
Boston Beer Co., Inc. (The) Class A	Consumer staples	1,788	587,776	1.02%
Norwegian Cruise Line Holdings, Ltd.	Consumer cyclicals	43,406	583,816	1.01%
NextEra Energy, Inc.	Utilities and power	7,257	559,334	0.97%
Welltower, Inc.	Financials	7,777	557,564	0.96%
Universal Health Services, Inc. Class B	Health care	4,369	555,316	0.96%
Domino’s Pizza, Inc.	Consumer staples	1,650	544,211	0.94%
Pioneer Natural Resources Co.	Energy	2,591	529,277	0.91%
Cabot Oil & Gas Corp.	Energy	20,910	513,119	0.89%
Digital Realty Trust, Inc.	Financials	5,058	497,259	0.86%
Thor Industries, Inc.	Consumer cyclicals	6,236	496,618	0.86%
Scotts Miracle-Gro Co. (The)	Consumer cyclicals	7,078	493,618	0.85%
PTC, Inc.	Technology	3,752	481,100	0.83%
CH Robinson Worldwide, Inc.	Transportation	4,791	476,096	0.82%

A BASKET (GSGLPWDL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
E.ON SE (Germany)	Utilities and power	41,311	$516,152	0.68%
Iberdrola SA (Spain)	Utilities and power	39,801	496,638	0.65%
MSCI, Inc.	Technology	881	493,132	0.65%

Dynamic Asset Allocation Balanced Fund 71

A BASKET (GSGLPWDL) OF COMMON STOCKS cont.
Common stocks	Sector	Shares	Value	Percentage value
Red Electrica Corporacion SA (Spain)	Utilities and power	27,399	$482,231	0.63%
Hershey Co. (The)	Consumer staples	1,883	479,077	0.63%
Elisa OYJ (Finland)	Communication services	7,923	478,264	0.63%
Secom Co., Ltd. (Japan)	Consumer cyclicals	7,777	477,047	0.63%
Kirin Holdings Co., Ltd. (Japan)	Consumer staples	30,248	476,370	0.62%
PepsiCo, Inc.	Consumer staples	2,601	474,193	0.62%
Sekisui Chemical Co., Ltd. (Japan)	Financials	33,281	469,124	0.62%
GoDaddy, Inc. Class A	Technology	6,001	466,418	0.61%
Wolters Kluwer NV (Netherlands)	Consumer cyclicals	3,688	466,220	0.61%
Ferrari NV (Italy)	Consumer cyclicals	1,709	462,907	0.61%
Fortive Corp.	Capital goods	6,737	459,274	0.60%
Deutsche Lufthansa AG (Germany)	Transportation	41,181	459,039	0.60%
Energias de Portugal (EDP) SA (Portugal)	Utilities and power	83,245	453,655	0.59%
Toppan, Inc. (Japan)	Consumer cyclicals	22,624	453,032	0.59%
AT&T, Inc.	Communication services	23,346	449,410	0.59%
Diageo PLC (United Kingdom)	Consumer staples	10,030	448,174	0.59%
Exor NV (Netherlands)	Financials	5,402	445,079	0.58%
Exxon Mobil Corp.	Energy	4,047	443,796	0.58%
Garmin, Ltd.	Technology	4,390	443,037	0.58%
Eiffage SA (France)	Basic materials	4,085	442,699	0.58%
Keysight Technologies, Inc.	Technology	2,728	440,560	0.58%
Chevron Corp.	Energy	2,696	439,933	0.58%
Weyerhaeuser Co.	Basic materials	14,409	434,136	0.57%
FactSet Research Systems, Inc.	Consumer cyclicals	1,040	431,741	0.57%
3M Co.	Conglomerates	4,105	431,472	0.57%
VeriSign, Inc.	Technology	2,037	430,491	0.56%
Textron, Inc.	Capital goods	6,069	428,645	0.56%
Canadian Utilities, Ltd. Class A (Canada)	Utilities and power	15,161	421,882	0.55%
VMware, Inc. Class A	Technology	3,378	421,696	0.55%
Verisk Analytics, Inc.	Consumer cyclicals	2,188	419,779	0.55%
Cummins, Inc.	Capital goods	1,747	417,209	0.55%
Philip Morris International, Inc.	Consumer staples	4,209	409,360	0.54%
Smiths Group PLC (United Kingdom)	Capital goods	19,119	405,785	0.53%
Aristocrat Leisure, Ltd. (Australia)	Consumer cyclicals	16,183	403,184	0.53%
Keurig Dr Pepper, Inc.	Consumer staples	11,285	398,130	0.52%
NetApp, Inc.	Technology	6,105	389,791	0.51%
Carlsberg A/S Class B (Denmark)	Consumer staples	2,477	384,010	0.50%
Vinci SA (France)	Capital goods	3,341	383,777	0.50%
Accenture PLC Class A	Technology	1,342	383,461	0.50%
Nitto Denko Corp. (Japan)	Basic materials	5,934	381,190	0.50%
Telefonica SA (Spain)	Communication services	87,566	377,977	0.50%
SEI Investments Co.	Financials	6,494	373,717	0.49%
Hartford Financial Services Group, Inc. (The)	Financials	5,291	368,737	0.48%

72 Dynamic Asset Allocation Balanced Fund

A BASKET (GSGLPWDL) OF COMMON STOCKS cont.
Common stocks	Sector	Shares	Value	Percentage value
Merck & Co., Inc.	Health care	3,426	$364,501	0.48%
Colgate-Palmolive Co.	Consumer staples	4,740	356,227	0.47%
Agilent Technologies, Inc.	Technology	2,566	354,940	0.47%
Mettler-Toledo International, Inc.	Health care	230	352,564	0.46%

A BASKET (GSGLPWDS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Enel SpA (Italy)	Utilities and power	75,548	$461,031	0.65%
Wilmar International, Ltd. (Singapore)	Basic materials	142,772	451,660	0.64%
Pernod Ricard SA (France)	Consumer staples	1,977	447,448	0.63%
Air Liquide SA (France)	Basic materials	2,660	444,756	0.63%
Aeon Co., Ltd. (Japan)	Consumer cyclicals	22,997	444,437	0.63%
Orange SA (France)	Communication services	37,001	439,478	0.62%
Waste Connections, Inc.	Capital goods	3,157	439,033	0.62%
Toyota Motor Corp. (Japan)	Consumer cyclicals	30,944	438,152	0.62%
Duke Energy Corp.	Utilities and power	4,536	437,549	0.62%
Ferrovial SA (Spain)	Basic materials	14,881	437,179	0.61%
Visa, Inc. Class A	Financials	1,936	436,531	0.61%
T-Mobile US, Inc.	Communication services	2,985	432,331	0.61%
Reed Elsevier (United Kingdom)	Consumer cyclicals	12,972	418,931	0.59%
Equifax, Inc.	Consumer cyclicals	2,064	418,604	0.59%
Allianz SE (Germany)	Financials	1,801	415,724	0.58%
AXA SA (France)	Financials	13,409	409,563	0.58%
Heineken NV (Netherlands)	Consumer staples	3,807	408,981	0.58%
Bridgestone Corp. (Japan)	Consumer cyclicals	10,059	406,615	0.57%
Imperial Brands PLC (United Kingdom)	Consumer staples	17,432	400,842	0.56%
Moody’s Corp.	Consumer cyclicals	1,222	373,840	0.53%
ANA Holdings, Inc. (Japan)	Transportation	17,189	372,317	0.52%
D.R. Horton, Inc.	Consumer cyclicals	3,737	365,100	0.51%
Swisscom AG (Switzerland)	Communication services	567	361,678	0.51%
Ingersoll Rand, Inc.	Capital goods	6,196	360,496	0.51%
Berkshire Hathaway, Inc. Class B	Financials	1,165	359,789	0.51%
Berkeley Group Holdings PLC (The) (United Kingdom)	Consumer cyclicals	6,938	359,225	0.51%
CK Hutchison Holdings, Ltd. (Hong Kong)	Consumer staples	57,278	355,349	0.50%
UPM-Kymmene OYJ (Finland)	Basic materials	10,574	354,930	0.50%
EssilorLuxottica SA (France)	Health care	1,967	354,116	0.50%
S&P Global, Inc.	Consumer cyclicals	1,024	353,058	0.50%
Cooper Cos., Inc. (The)	Health care	911	340,228	0.48%
ORIX Corp. (Japan)	Financials	20,621	338,022	0.48%
Kubota Corp. (Japan)	Capital goods	22,222	334,561	0.47%
United Parcel Service, Inc. Class B	Transportation	1,708	331,416	0.47%
Takeda Pharmaceutical Co., Ltd. (Japan)	Health care	10,105	331,052	0.47%

Dynamic Asset Allocation Balanced Fund 73

A BASKET (GSGLPWDS) OF COMMON STOCKS cont.
Common stocks	Sector	Shares	Value	Percentage value
Monster Beverage Corp.	Consumer staples	6,094	$329,137	0.46%
STERIS PLC	Health care	1,720	329,062	0.46%
CGI Group, Inc. Class A (Canada)	Technology	3,406	328,255	0.46%
Coca-Cola Co. (The)	Consumer staples	5,257	326,104	0.46%
Masco Corp.	Consumer cyclicals	6,556	325,960	0.46%
Atmos Energy Corp.	Utilities and power	2,811	315,854	0.44%
Howmet Aerospace, Inc.	Capital goods	7,439	315,171	0.44%
Kyocera Corp. (Japan)	Technology	6,047	313,695	0.44%
CMS Energy Corp.	Utilities and power	5,091	312,479	0.44%
Southern Co. (The)	Utilities and power	4,392	305,578	0.43%
Westlake Corp.	Basic materials	2,633	305,389	0.43%
Keppel Corp., Ltd. (Singapore)	Capital goods	72,176	305,344	0.43%
Royalty Pharma PLC Class A	Health care	8,349	300,804	0.42%
Toyota Industries Corp. (Japan)	Consumer cyclicals	5,304	293,619	0.41%
Acciona SA (Spain)	Basic materials	1,462	292,836	0.41%

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/23 (Unaudited)
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
Citigroup Global Markets, Inc.
CMBX NA BB.11 Index	BB−/P	$46,895	$83,000	$33,341	11/18/54	500 bp — Monthly	$13,635
CMBX NA BB.6 Index	B+/P	48,200	226,869	95,557	5/11/63	500 bp — Monthly	(47,135)
CMBX NA BB.7 Index	B-/P	31,284	613,000	250,288	1/17/47	500 bp — Monthly	(214,931)
CMBX NA BB.9 Index	B/P	1,629	8,000	3,397	9/17/58	500 bp — Monthly	(1,760)
CMBX NA BB.9 Index	B/P	13,274	65,000	27,599	9/17/58	500 bp — Monthly	(14,261)
CMBX NA BBB−.10 Index	BB+/P	4,963	40,000	11,436	11/17/59	300 bp — Monthly	(6,449)
CMBX NA BBB−.10 Index	BB+/P	5,782	53,000	15,153	11/17/59	300 bp — Monthly	(9,340)
Credit Suisse International
CMBX NA BB.7 Index	B-/P	15,516	116,000	47,363	1/17/47	500 bp — Monthly	(31,734)
CMBX NA BBB−.7 Index	BB−/P	51,063	646,000	141,539	1/17/47	300 bp — Monthly	(90,099)
Goldman Sachs International
CMBX NA A.14 Index	A-/P	(53)	3,000	400	12/16/72	200 bp — Monthly	(452)
CMBX NA A.6 Index	A/P	(30)	19,582	3,390	5/11/63	200 bp — Monthly	(3,412)
CMBX NA BBB−.14 Index	BBB−/P	225	5,000	1,406	12/16/72	300 bp — Monthly	(1,178)

74 Dynamic Asset Allocation Balanced Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/23 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
Goldman Sachs International cont.
CMBX NA BBB−.15 Index	BBB−/P	$89	$1,000	$286	11/18/64	300 bp — Monthly	$(196)
CMBX NA BBB−.15 Index	BBB−/P	92	1,000	286	11/18/64	300 bp — Monthly	(193)
CMBX NA BBB−.7 Index	BB−/P	418	6,000	1,315	1/17/47	300 bp — Monthly	(893)
JPMorgan Securities LLC
CMBX NA A.13 Index	A-/P	(189)	36,000	4,547	12/16/72	200 bp — Monthly	(4,722)
CMBX NA A.7 Index	BBB+/P	9,165	209,000	16,323	1/17/47	200 bp — Monthly	(7,076)
CMBX NA BB.10 Index	B/P	4,975	62,000	27,819	5/11/63	500 bp — Monthly	(22,784)
CMBX NA BBB−.8 Index	BB/P	5,302	34,000	7,521	10/17/57	300 bp — Monthly	(2,199)
Morgan Stanley & Co. International PLC
CMBX NA A.13 Index	A-/P	(126)	21,000	2,652	12/16/72	200 bp — Monthly	(2,770)
CMBX NA A.6 Index	A/P	5,769	25,457	4,407	5/11/63	200 bp — Monthly	1,373
CMBX NA BB.6 Index	B+/P	24,066	66,170	27,871	5/11/63	500 bp — Monthly	(3,740)
CMBX NA BB.6 Index	B+/P	48,546	133,016	56,026	5/11/63	500 bp — Monthly	(7,353)
Upfront premium received		317,253		Unrealized appreciation		15,008
Upfront premium (paid)		(398)		Unrealized (depreciation)		(472,677)
Total		$316,855		Total		$(457,669)
* Payments related to the referenced debt are made upon a credit default event.
** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at March 31, 2023. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/23 (Unaudited)
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Citigroup Global Markets, Inc.
CMBX NA A.6 Index	$(6,063)	$28,590	$4,949	5/11/63	(200 bp) — Monthly	$(1,125)
CMBX NA A.6 Index	(1,263)	5,091	881	5/11/63	(200 bp) — Monthly	(384)
CMBX NA A.6 Index	(575)	2,742	475	5/11/63	(200 bp) — Monthly	(101)

Dynamic Asset Allocation Balanced Fund 75

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/23 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Citigroup Global Markets, Inc. cont.
CMBX NA A.6 Index	$(324)	$1,567	$271	5/11/63	(200 bp) — Monthly	$(54)
CMBX NA A.6 Index	(164)	783	136	5/11/63	(200 bp) — Monthly	(29)
CMBX NA A.6 Index	(164)	783	136	5/11/63	(200 bp) — Monthly	(29)
CMBX NA A.6 Index	(81)	392	68	5/11/63	(200 bp) — Monthly	(13)
CMBX NA A.7 Index	(1,550)	209,000	16,323	1/17/47	(200 bp) — Monthly	14,692
CMBX NA BB.10 Index	(47,738)	198,000	88,843	11/17/59	(500 bp) — Monthly	40,912
CMBX NA BB.10 Index	(18,615)	73,000	32,755	11/17/59	(500 bp) — Monthly	14,069
CMBX NA BB.10 Index	(7,410)	71,000	31,858	11/17/59	(500 bp) — Monthly	24,379
CMBX NA BB.10 Index	(6,360)	58,000	26,025	11/17/59	(500 bp) — Monthly	19,609
CMBX NA BB.11 Index	(4,016)	31,000	12,453	11/18/54	(500 bp) — Monthly	8,406
CMBX NA BB.11 Index	(2,131)	31,000	12,453	11/18/54	(500 bp) — Monthly	10,291
CMBX NA BB.11 Index	(1,089)	21,000	8,436	11/18/54	(500 bp) — Monthly	7,326
CMBX NA BB.8 Index	(8,940)	69,577	32,834	10/17/57	(500 bp) — Monthly	23,826
CMBX NA BB.8 Index	(21,707)	60,880	28,729	10/17/57	(500 bp) — Monthly	6,963
CMBX NA BB.9 Index	(1,290)	32,000	13,587	9/17/58	(500 bp) — Monthly	12,266
CMBX NA BB.9 Index	(387)	6,000	2,548	9/17/58	(500 bp) — Monthly	2,155
CMBX NA BBB−.10 Index	(26,217)	88,000	25,159	11/17/59	(300 bp) — Monthly	(1,109)
CMBX NA BBB−.10 Index	(8,120)	33,000	9,435	11/17/59	(300 bp) — Monthly	1,295
CMBX NA BBB−.10 Index	(5,010)	21,000	6,004	11/17/59	(300 bp) — Monthly	982
CMBX NA BBB−.12 Index	(109,446)	347,000	100,561	8/17/61	(300 bp) — Monthly	(9,088)
CMBX NA BBB−.12 Index	(27,418)	156,000	45,209	8/17/61	(300 bp) — Monthly	17,700
CMBX NA BBB−.12 Index	(28,391)	85,000	24,633	8/17/61	(300 bp) — Monthly	(3,808)
CMBX NA BBB−.12 Index	(10,605)	47,000	13,621	8/17/61	(300 bp) — Monthly	2,988

76 Dynamic Asset Allocation Balanced Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/23 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Citigroup Global Markets, Inc. cont.
CMBX NA BBB−.12 Index	$(7,475)	$44,000	$12,751	8/17/61	(300 bp) — Monthly	$5,251
CMBX NA BBB−.12 Index	(11,630)	33,000	9,563	8/17/61	(300 bp) — Monthly	(2,086)
CMBX NA BBB−.12 Index	(10,897)	31,000	8,984	8/17/61	(300 bp) — Monthly	(1,931)
CMBX NA BBB−.12 Index	(3,615)	19,000	5,506	8/17/61	(300 bp) — Monthly	1,880
CMBX NA BBB−.12 Index	(1,694)	10,000	2,898	8/17/61	(300 bp) — Monthly	1,198
CMBX NA BBB−.14 Index	(199)	1,000	281	12/16/72	(300 bp) — Monthly	82
CMBX NA BBB−.14 Index	(112)	1,000	281	12/16/72	(300 bp) — Monthly	168
CMBX NA BBB−.14 Index	(112)	1,000	281	12/16/72	(300 bp) — Monthly	168
CMBX NA BBB−.8 Index	(24,000)	160,000	35,392	10/17/57	(300 bp) — Monthly	11,299
CMBX NA BBB−.8 Index	(11,100)	80,000	17,696	10/17/57	(300 bp) — Monthly	6,549
CMBX NA BBB−.8 Index	(6,639)	42,000	9,290	10/17/57	(300 bp) — Monthly	2,627
CMBX NA BBB−.8 Index	(5,550)	40,000	8,848	10/17/57	(300 bp) — Monthly	3,275
CMBX NA BBB−.8 Index	(3,861)	29,000	6,415	10/17/57	(300 bp) — Monthly	2,537
CMBX NA BBB−.8 Index	(2,004)	14,000	3,097	10/17/57	(300 bp) — Monthly	1,085
CMBX NA BBB−.9 Index	(9,700)	41,000	10,123	9/17/58	(300 bp) — Monthly	399
Credit Suisse International
CMBX NA BB.10 Index	(19,613)	147,000	65,959	11/17/59	(500 bp) — Monthly	46,203
CMBX NA BB.10 Index	(17,362)	146,000	65,510	11/17/59	(500 bp) — Monthly	48,006
CMBX NA BB.10 Index	(9,571)	77,000	34,550	11/17/59	(500 bp) — Monthly	24,904
CMBX NA BB.7 Index	(9,143)	349,757	147,317	5/11/63	(500 bp) — Monthly	137,831
CMBX NA BB.7 Index	(28,039)	152,000	62,062	1/17/47	(500 bp) — Monthly	33,875
CMBX NA BB.8 Index	(9,988)	55,082	25,993	10/17/57	(500 bp) — Monthly	15,952

Dynamic Asset Allocation Balanced Fund 77

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/23 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Goldman Sachs International
CMBX NA BB.10 Index	$(4,525)	$20,000	$8,974	11/17/59	(500 bp) — Monthly	$4,430
CMBX NA BB.6 Index	(9,821)	64,820	27,302	5/11/63	(500 bp) — Monthly	17,418
CMBX NA BB.6 Index	(146)	675	284	5/11/63	(500 bp) — Monthly	138
CMBX NA BB.7 Index	(74,519)	367,000	149,846	1/17/47	(500 bp) — Monthly	74,970
CMBX NA BB.7 Index	(12,780)	78,000	31,847	1/17/47	(500 bp) — Monthly	18,992
CMBX NA BB.8 Index	(18,610)	51,217	24,169	10/17/57	(500 bp) — Monthly	5,510
CMBX NA BB.8 Index	(16,578)	43,486	20,521	10/17/57	(500 bp) — Monthly	3,900
CMBX NA BB.8 Index	(1,699)	14,495	6,840	10/17/57	(500 bp) — Monthly	5,127
CMBX NA BBB−.12 Index	(80,298)	448,000	129,830	8/17/61	(300 bp) — Monthly	49,271
CMBX NA BBB−.12 Index	(64,828)	363,000	105,197	8/17/61	(300 bp) — Monthly	40,157
JPMorgan Securities LLC
CMBX NA BB.11 Index	(8,237)	10,803	4,550	5/11/63	(500 bp) — Monthly	(3,697)
CMBX NA BB.7 Index	(93,524)	191,000	77,985	1/17/47	(500 bp) — Monthly	(15,725)
CMBX NA BBB−.10 Index	(26,606)	211,000	60,325	11/17/59	(300 bp) — Monthly	33,596
CMBX NA BBB−.14 Index	(61)	1,000	281	12/16/72	(300 bp) — Monthly	220
CMBX NA BBB−.7 Index	(116,208)	495,000	108,455	1/17/47	(300 bp) — Monthly	(8,042)
Merrill Lynch International
CMBX NA BB.10 Index	(8,080)	142,000	63,715	11/17/59	(500 bp) — Monthly	55,498
CMBX NA BBB−.10 Index	(18,634)	86,000	24,587	11/17/59	(300 bp) — Monthly	5,904
CMBX NA BBB−.7 Index	(5,409)	66,000	14,461	1/17/47	(300 bp) — Monthly	9,014
CMBX NA BBB−.9 Index	(5,557)	30,000	7,407	9/17/58	(300 bp) — Monthly	1,832
Morgan Stanley & Co. International PLC
CMBX NA A.6 Index	(1,062)	4,308	746	5/11/63	(200 bp) — Monthly	(318)
CMBX NA A.6 Index	(168)	783	136	5/11/63	(200 bp) — Monthly	(32)
CMBX NA BB.10 Index	(23,389)	77,000	34,550	11/17/59	(500 bp) — Monthly	11,086

78 Dynamic Asset Allocation Balanced Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/23 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BB.10 Index	$(7,446)	$71,000	$31,858	11/17/59	(500 bp) — Monthly	$24,342
CMBX NA BB.10 Index	(13,856)	59,000	26,473	11/17/59	(500 bp) — Monthly	12,560
CMBX NA BB.7 Index	(6,171)	32,000	13,066	1/17/47	(500 bp) — Monthly	6,864
CMBX NA BB.7 Index	(402)	2,000	817	1/17/47	(500 bp) — Monthly	412
CMBX NA BB.8 Index	(7,407)	20,293	9,576	10/17/57	(500 bp) — Monthly	2,150
CMBX NA BB.8 Index	(3,986)	10,630	5,016	10/17/57	(500 bp) — Monthly	1,020
CMBX NA BB.9 Index	(1,353)	22,000	9,341	9/17/58	(500 bp) — Monthly	7,967
CMBX NA BB.9 Index	(851)	14,000	5,944	9/17/58	(500 bp) — Monthly	5,080
CMBX NA BB.9 Index	(428)	5,000	2,123	9/17/58	(500 bp) — Monthly	1,691
CMBX NA BB.9 Index	(453)	3,000	1,274	9/17/58	(500 bp) — Monthly	818
CMBX NA BBB−.10 Index	(8,392)	80,000	22,872	11/17/59	(300 bp) — Monthly	14,434
CMBX NA BBB−.10 Index	(12,677)	52,000	14,867	11/17/59	(300 bp) — Monthly	2,159
CMBX NA BBB−.10 Index	(7,589)	35,000	10,007	11/17/59	(300 bp) — Monthly	2,397
CMBX NA BBB−.10 Index	(6,704)	31,000	8,863	11/17/59	(300 bp) — Monthly	2,141
CMBX NA BBB−.10 Index	(1,905)	22,000	6,290	11/17/59	(300 bp) — Monthly	4,372
CMBX NA BBB−.10 Index	(2,755)	12,000	3,431	11/17/59	(300 bp) — Monthly	669
CMBX NA BBB−.12 Index	(36,201)	278,000	80,564	8/17/61	(300 bp) — Monthly	44,201
CMBX NA BBB−.12 Index	(6,260)	30,000	8,694	8/17/61	(300 bp) — Monthly	2,416
CMBX NA BBB−.12 Index	(4,985)	15,000	4,347	8/17/61	(300 bp) — Monthly	(647)
CMBX NA BBB−.14 Index	(62)	1,000	281	12/16/72	(300 bp) — Monthly	218
CMBX NA BBB−.7 Index	(6,827)	67,000	14,680	1/17/47	(300 bp) — Monthly	7,814
CMBX NA BBB−.8 Index	(10,080)	72,000	15,926	10/17/57	(300 bp) — Monthly	5,804
CMBX NA BBB−.8 Index	(8,013)	63,000	13,936	10/17/57	(300 bp) — Monthly	5,886

Dynamic Asset Allocation Balanced Fund 79

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/23 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BBB−.8 Index	$(7,063)	$50,000	$11,060	10/17/57	(300 bp) — Monthly	$3,968
CMBX NA BBB−.8 Index	(5,886)	43,000	9,512	10/17/57	(300 bp) — Monthly	3,601
CMBX NA BBB−.8 Index	(4,314)	34,000	7,521	10/17/57	(300 bp) — Monthly	3,187
CMBX NA BBB−.8 Index	(1,704)	11,000	2,433	10/17/57	(300 bp) — Monthly	722
Upfront premium received	—		Unrealized appreciation		1,055,104
Upfront premium (paid)	(1,301,887)		Unrealized (depreciation)		(48,218)
Total	$(1,301,887)		Total		$1,006,886
* Payments related to the referenced debt are made upon a credit default event.
** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/23 (Unaudited)
Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
CDX NA HY Series 40 Index	B+/P	$5,417	$1,363,000	$20,118	6/20/28	500 bp — Quarterly	$26,102
CDX NA IG Series 40 Index	BBB+/P	(286,914)	33,100,000	379,326	6/20/28	100 bp — Quarterly	100,688
Total	$(281,497)		$126,790
* Payments related to the referenced debt are made upon a credit default event.
** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at March 31, 2023. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

80 Dynamic Asset Allocation Balanced Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$39,133,401	$20,557,895	$—
Capital goods	54,445,881	8,866,762	—
Communication services	28,099,483	2,550,889	—
Conglomerates	5,424,829	5,377,144	—
Consumer cyclicals	149,055,656	40,644,654	—
Consumer staples	80,172,922	27,853,522	—
Energy	49,251,339	13,793,250	—
Financials	130,615,700	46,688,631	—
Health care	148,949,083	32,885,934	7,115
Technology	341,099,441	19,429,694	—
Transportation	17,503,607	3,661,433	—
Utilities and power	27,276,385	4,727,349	—
Total common stocks	1,071,027,727	227,037,157	7,115
Asset-backed securities	—	2,295,021	—
Collateralized loan obligations	—	26,888,323	—
Convertible bonds and notes	—	501,960	—
Convertible preferred stocks	—	2,744,895	—
Corporate bonds and notes	—	302,832,409	—
Foreign government and agency bonds and notes	—	13,388,162	—
Mortgage-backed securities	—	82,420,094	—
Purchased options outstanding	—	6,259	—
Senior loans	—	6,665,597	—
U.S. government and agency mortgage obligations	—	653,940,665	—
U.S. treasury obligations	—	126,314	—
Short-term investments	5,504,000	34,531,041	—
Totals by level	$1,076,531,727	$1,353,377,897	$7,115

Dynamic Asset Allocation Balanced Fund 81

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(483,773)	$—
Futures contracts	(13,351,063)	—	—
Written options outstanding	—	(3,015)	—
TBA sale commitments	—	(335,971,848)	—
Interest rate swap contracts	—	(3,454,888)	—
Total return swap contracts	—	1,711,400	—
Credit default contracts	—	1,942,536	—
Totals by level	$(13,351,063)	$(336,259,588)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

82 Dynamic Asset Allocation Balanced Fund

Statement of assets and liabilities 3/31/23 (Unaudited)

ASSETS
Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $2,147,176,722)	$2,419,873,282
Affiliated issuers (identified cost $10,043,457) (Note 5)	10,043,457
Foreign currency (cost $187,288) (Note 1)	185,006
Dividends, interest and other receivables	7,282,080
Foreign tax reclaim	829,368
Receivable for shares of the fund sold	2,183,081
Receivable for investments sold	9,167,662
Receivable for sales of TBA securities (Note 1)	255,083,477
Receivable for variation margin on futures contracts (Note 1)	982,929
Receivable for variation margin on centrally cleared swap contracts (Note 1)	190,855
Unrealized appreciation on forward currency contracts (Note 1)	585,850
Unrealized appreciation on OTC swap contracts (Note 1)	6,778,246
Premium paid on OTC swap contracts (Note 1)	1,302,285
Deposits with broker (Note 1)	6,097,500
Prepaid assets	65,970
Total assets	2,720,651,048

LIABILITIES
Payable to custodian	543,173
Payable for investments purchased	2,829,300
Payable for purchases of TBA securities (Note 1)	467,845,288
Payable for shares of the fund repurchased	3,839,398
Payable for compensation of Manager (Note 2)	827,135
Payable for custodian fees (Note 2)	93,766
Payable for investor servicing fees (Note 2)	384,047
Payable for Trustee compensation and expenses (Note 2)	327,885
Payable for administrative services (Note 2)	12,723
Payable for distribution fees (Note 2)	878,559
Payable for variation margin on futures contracts (Note 1)	4,544,368
Payable for variation margin on centrally cleared swap contracts (Note 1)	351,236
Unrealized depreciation on OTC swap contracts (Note 1)	4,517,629
Premium received on OTC swap contracts (Note 1)	317,253
Unrealized depreciation on forward currency contracts (Note 1)	1,069,623
Written options outstanding, at value (premiums $464,311) (Note 1)	3,015
TBA sale commitments, at value (proceeds receivable $333,776,426) (Note 1)	335,971,848
Collateral on certain derivative contracts, at value (Notes 1 and 9)	5,630,314
Other accrued expenses	225,438
Total liabilities	830,211,998

Net assets	$1,890,439,050

(Continued on next page)

Dynamic Asset Allocation Balanced Fund 83

Statement of assets and liabilities cont.

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$1,703,029,464
Total distributable earnings (Note 1)	187,409,586
Total — Representing net assets applicable to capital shares outstanding	$1,890,439,050

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share
($1,188,019,277 divided by 84,874,882 shares)	$14.00
Offering price per class A share (100/94.25 of $14.00)*	$14.85
Net asset value and offering price per class B share ($12,285,448 divided by 879,381 shares)**	$13.97
Net asset value and offering price per class C share ($144,826,514 divided by 10,732,102 shares)**	$13.49
Net asset value, offering price and redemption price per class P share
($23,931,742 divided by 1,705,220 shares)	$14.03
Net asset value, offering price and redemption price per class R share
($15,534,630 divided by 1,121,461 shares)	$13.85
Net asset value, offering price and redemption price per class R5 share
($11,974 divided by 849 shares)	$14.10
Net asset value, offering price and redemption price per class R6 share
($235,945,101 divided by 16,811,768 shares)	$14.03
Net asset value, offering price and redemption price per class Y share
($269,884,364 divided by 19,226,796 shares)	$14.04

* On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

84 Dynamic Asset Allocation Balanced Fund

Statement of operations Six months ended 3/31/23 (Unaudited)

INVESTMENT INCOME
Interest (including interest income of $836,170 from investments in affiliated issuers) (Note 5)	$14,841,716
Dividends (net of foreign tax of $293,097)	12,738,281
Total investment income	27,579,997

EXPENSES
Compensation of Manager (Note 2)	5,428,351
Investor servicing fees (Note 2)	1,180,944
Custodian fees (Note 2)	104,178
Trustee compensation and expenses (Note 2)	58,593
Distribution fees (Note 2)	2,320,015
Administrative services (Note 2)	47,598
Other	392,497
Total expenses	9,532,176
Expense reduction (Note 2)	(13,870)
Net expenses	9,518,306

Net investment income	18,061,691

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	17,995,982
Foreign currency transactions (Note 1)	78,986
Forward currency contracts (Note 1)	(746,447)
Futures contracts (Note 1)	1,014,979
Swap contracts (Note 1)	(2,815,088)
Net increase from payments by affiliates (Note 2)	889,605
Total net realized gain	16,418,017
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	225,493,229
Assets and liabilities in foreign currencies	72,824
Forward currency contracts	(597,236)
Futures contracts	(38,764,261)
Swap contracts	998,545
Written options	461,296
Total change in net unrealized appreciation	187,664,397

Net gain on investments	204,082,414

Net increase in net assets resulting from operations	$222,144,105

The accompanying notes are an integral part of these financial statements.

Dynamic Asset Allocation Balanced Fund 85

Statement of changes in net assets

DECREASE IN NET ASSETS	Six months ended 3/31/23*	Year ended 9/30/22
Operations
Net investment income	$18,061,691	$34,126,317
Net realized gain on investments
and foreign currency transactions	16,418,017	70,259,579
Change in net unrealized appreciation (depreciation)
of investments and assets and liabilities
in foreign currencies	187,664,397	(533,733,099)
Net increase (decrease) in net assets resulting
from operations	222,144,105	(429,347,203)
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(9,183,932)	(14,924,575)
Class B	(49,320)	(63,452)
Class C	(647,510)	(750,314)
Class P	(1,494,348)	(4,306,225)
Class R	(105,471)	(164,450)
Class R5	(50)	(125,023)
Class R6	(2,232,115)	(4,123,203)
Class Y	(2,489,940)	(4,617,383)
Net realized short-term gain on investments
Class A	—	(65,673,917)
Class B	—	(1,243,889)
Class C	—	(10,407,273)
Class P	—	(13,489,800)
Class R	—	(924,197)
Class R5	—	(503,502)
Class R6	—	(14,650,438)
Class Y	—	(17,102,608)
From net realized long-term gain on investments
Class A	(51,405,655)	(74,409,262)
Class B	(634,519)	(1,409,339)
Class C	(6,954,281)	(11,791,553)
Class P	(12,660,610)	(15,284,090)
Class R	(721,195)	(1,047,125)
Class R5	(403)	(570,473)
Class R6	(10,503,145)	(16,599,106)
Class Y	(12,327,424)	(19,377,440)
Increase (decrease) from capital share transactions (Note 4)	(303,510,919)	75,542,499
Total decrease in net assets	(192,776,732)	(647,363,341)

NET ASSETS
Beginning of period	2,083,215,782	2,730,579,123
End of period	$1,890,439,050	$2,083,215,782

* Unaudited.

The accompanying notes are an integral part of these financial statements.

86 Dynamic Asset Allocation Balanced Fund

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Dynamic Asset Allocation Balanced Fund 87

Financial highlights
(For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
	Net asset		Net realized								Ratio	investment
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	on investments	distributions	of period	value (%)[b]	(in thousands)	net assets (%)[c]	net assets (%)	(%)[d]
Class A
March 31, 2023**	$13.31	.12	1.31	1.43	(.11)	(.63)	(.74)	$14.00	10.93*	$1,188,019	.48*	.85*	173*
September 30, 2022	17.92	.21	(2.88)	(2.67)	(.18)	(1.76)	(1.94)	13.31	(16.86)	1,120,970.94		1.32	257
September 30, 2021	15.34	.18	2.67	2.85	(.17)	(.10)	(.27)	17.92	18.66	1,438,004.94		1.07	253
September 30, 2020	14.55	.20	.84	1.04	(.25)	—	(.25)	15.34	7.31	1,391,432.96		1.38	265
September 30, 2019	15.66	.28	(.23)	.05	(.27)	(.89)	(1.16)	14.55	1.07	1,377,682.97		1.92	137
September 30, 2018	15.43	.26	.93	1.19	(.24)	(.72)	(.96)	15.66	7.92	1,444,919.97		1.70	129
Class B
March 31, 2023**	$13.28	.06	1.31	1.37	(.05)	(.63)	(.68)	$13.97	10.50*	$12,285	.86*	.45*	173*
September 30, 2022	17.87	.08	(2.86)	(2.78)	(.05)	(1.76)	(1.81)	13.28	(17.49)	15,150	1.69	.52	257
September 30, 2021	15.29	.05	2.67	2.72	(.04)	(.10)	(.14)	17.87	17.80	29,057	1.69	.32	253
September 30, 2020	14.49	.09	.84	.93	(.13)	—	(.13)	15.29	6.54	36,121	1.71	.63	265
September 30, 2019	15.60	.17	(.23)	(.06)	(.16)	(.89)	(1.05)	14.49	.28	45,740	1.72	1.16	137
September 30, 2018	15.36	.14	.94	1.08	(.12)	(.72)	(.84)	15.60	7.19	59,879	1.72	.93	129
Class C
March 31, 2023**	$12.86	.06	1.26	1.32	(.06)	(.63)	(.69)	$13.49	10.43*	$144,827	.86*	.48*	173*
September 30, 2022	17.37	.09	(2.78)	(2.69)	(.06)	(1.76)	(1.82)	12.86	(17.47)	151,985	1.69	.56	257
September 30, 2021	14.88	.05	2.59	2.64	(.05)	(.10)	(.15)	17.37	17.76	224,072	1.69	.33	253
September 30, 2020	14.11	.09	.82	.91	(.14)	—	(.14)	14.88	6.57	226,182	1.71	.64	265
September 30, 2019	15.23	.16	(.22)	(.06)	(.17)	(.89)	(1.06)	14.11	.28	251,217	1.72	1.17	137
September 30, 2018	15.03	.14	.91	1.05	(.13)	(.72)	(.85)	15.23	7.13	283,493	1.72	.94	129
Class P
March 31, 2023**	$13.34	.13[e]	1.32	1.45	(.13)	(.63)	(.76)	$14.03	11.10*	$23,932	.29*	.95*e	173*
September 30, 2022	17.97	.27	(2.90)	(2.63)	(.24)	(1.76)	(2.00)	13.34	(16.61)	265,860.57		1.70	257
September 30, 2021	15.38	.25	2.68	2.93	(.24)	(.10)	(.34)	17.97	19.12	288,282.56		1.45	253
September 30, 2020	14.59	.26	.84	1.10	(.31)	—	(.31)	15.38	7.73	260,760.57		1.77	265
September 30, 2019	15.71	.34	(.24)	.10	(.33)	(.89)	(1.22)	14.59	1.41	227,614.58		2.33	137
September 30, 2018	15.47	.32	.94	1.26	(.30)	(.72)	(1.02)	15.71	8.39	209,773.58		2.09	129
Class R
March 31, 2023**	$13.18	.10	1.29	1.39	(.09)	(.63)	(.72)	$13.85	10.75*	$15,535	.61*	.73*	173*
September 30, 2022	17.76	.17	(2.85)	(2.68)	(.14)	(1.76)	(1.90)	13.18	(17.06)	15,388	1.19	1.07	257
September 30, 2021	15.20	.14	2.65	2.79	(.13)	(.10)	(.23)	17.76	18.39	20,763	1.19	.82	253
September 30, 2020	14.42	.17	.82	.99	(.21)	—	(.21)	15.20	7.01	24,135	1.21	1.14	265
September 30, 2019	15.53	.24	(.22)	.02	(.24)	(.89)	(1.13)	14.42	.83	31,821	1.22	1.68	137
September 30, 2018	15.31	.22	.92	1.14	(.20)	(.72)	(.92)	15.53	7.65	39,262	1.22	1.46	129

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

88 Dynamic Asset Allocation Balanced Fund	Dynamic Asset Allocation Balanced Fund 89

Financial highlights cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
	Net asset		Net realized								Ratio	investment
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	on investments	distributions	of period	value (%)[b]	(in thousands)	net assets (%)[c]	net assets (%)	(%)[d]
Class R5
March 31, 2023**	$13.34	.13	1.32	1.45	(.06)	(.63)	(.69)	$14.10	11.07*	$12	.36*	.95*	173*
September 30, 2022	17.97	.24	(2.89)	(2.65)	(.22)	(1.76)	(1.98)	13.34	(16.73)	7,691.71		1.54	257
September 30, 2021	15.38	.23	2.67	2.90	(.21)	(.10)	(.31)	17.97	18.95	10,957.70		1.31	253
September 30, 2020	14.58	.24	.85	1.09	(.29)	—	(.29)	15.38	7.64	10,456.71		1.64	265
September 30, 2019	15.70	.31	(.23)	.08	(.31)	(.89)	(1.20)	14.58	1.26	10,876.72		2.18	137
September 30, 2018	15.46	.30	.94	1.24	(.28)	(.72)	(1.00)	15.70	8.26	10,918.72		1.96	129
Class R6
March 31, 2023**	$13.34	.14	1.31	1.45	(.13)	(.63)	(.76)	$14.03	11.09*	$235,945	.31*	1.02*	173*
September 30, 2022	17.96	.26	(2.89)	(2.63)	(.23)	(1.76)	(1.99)	13.34	(16.60)	230,311.61		1.64	257
September 30, 2021	15.37	.24	2.68	2.92	(.23)	(.10)	(.33)	17.96	19.08	332,275.60		1.41	253
September 30, 2020	14.58	.26	.83	1.09	(.30)	—	(.30)	15.37	7.68	320,512.61		1.74	265
September 30, 2019	15.70	.33	(.23)	.10	(.33)	(.89)	(1.22)	14.58	1.36	307,002.62		2.29	137
September 30, 2018	15.46	.32	.93	1.25	(.29)	(.72)	(1.01)	15.70	8.35	281,041.62		2.07	129
Class Y
March 31, 2023**	$13.34	.14	1.32	1.46	(.13)	(.63)	(.76)	$14.04	11.12*	$269,884	.36*	.97*	173*
September 30, 2022	17.97	.25	(2.90)	(2.65)	(.22)	(1.76)	(1.98)	13.34	(16.72)	275,861.69		1.56	257
September 30, 2021	15.37	.23	2.69	2.92	(.22)	(.10)	(.32)	17.97	19.04	387,168.69		1.32	253
September 30, 2020	14.58	.24	.84	1.08	(.29)	—	(.29)	15.37	7.57	350,322.71		1.63	265
September 30, 2019	15.69	.31	(.22)	.09	(.31)	(.89)	(1.20)	14.58	1.32	469,860.72		2.17	137
September 30, 2018	15.46	.30	.93	1.23	(.28)	(.72)	(1.00)	15.69	8.18	466,775.72		1.96	129

* Not annualized.

** Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

d Portfolio turnover includes TBA purchase and sale commitments.

e The net investment income ratio and per share amount shown for the period ended March 31, 2023 may not correspond with the expected class specific differences for the period due to the timing of redemptions out of the class.

The accompanying notes are an integral part of these financial statements.

90 Dynamic Asset Allocation Balanced Fund	Dynamic Asset Allocation Balanced Fund 91

Notes to financial statements 3/31/23 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “JPMorgan” represent JPMorgan Chase Bank N.A., references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Additionally, references to “OTC”, if any, represent over-the-counter and references to “ESG”, if any, represent environmental, social and governance. Unless otherwise noted, the “reporting period” represents the period from October 1, 2022 through March 31, 2023.

Putnam Dynamic Asset Allocation Balanced Fund (the fund) is a diversified series of Putnam Asset Allocation Funds (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund is one of three Putnam Dynamic Asset Allocation Funds, each of which has a unique strategic, or typical, allocation between equity and fixed-income investments. Using qualitative analysis and quantitative techniques, Putnam Management adjusts portfolio allocations from time to time within a certain range to try to optimize the fund’s performance consistent with its goal. The goal of the fund is to seek total return. Total return is composed of capital appreciation and income. The fund invests mainly in equity securities (growth or value stocks or both) of both U.S. and foreign companies of any size. Putnam Management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. The fund also invests in fixed-income investments, including U.S. and foreign government obligations, corporate obligations and securitized debt instruments (such as mortgage-backed investments). Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed-income investments. Putnam Management may also select other investments that do not fall within these asset classes. The fund typically uses to a significant extent derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
1.00% on certain redemptions of shares
Class A	Up to 5.75%	bought with no initial sales charge	None
Converts to class A shares
Class B*	None	5.00% phased out over six years	after 8 years
Converts to class A shares
Class C	None	1.00% eliminated after one year	after 8 years
Class PΔ	None	None	None
Class R†	None	None	None
Class R5†	None	None	None
Class R6†	None	None	None
Class Y†	None	None	None

* Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment.

† Not available to all investors.

Δ Only available to other Putnam funds and other accounts managed by Putnam Management or its affiliates.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these

92 Dynamic Asset Allocation Balanced Fund

contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Dynamic Asset Allocation Balanced Fund 93

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market

94 Dynamic Asset Allocation Balanced Fund

prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge against changes in values of securities it owns, owned or expects to own.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Dynamic Asset Allocation Balanced Fund 95

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

At close of the reporting period, the fund has deposited cash valued at $6,097,500 in a segregated account to cover margin requirements on open swap contracts.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

96 Dynamic Asset Allocation Balanced Fund

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as

Dynamic Asset Allocation Balanced Fund 97

an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $691,171 on open derivative contracts subject to the Master Agreements. Collateral pledged by the fund at period end for these agreements totaled $826,254 and may include amounts related to unsettled agreements.

Securities lending The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending, net of expenses, is included in investment income on the Statement of operations. Cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. At the close of the reporting period, the fund had no securities on loan.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan Chase Bank, N.A. ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Prior to May 2, 2023, the fund participated, along with other Putnam funds, in a $100 million ($317.5 million prior to October 14, 2022) unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a

98 Dynamic Asset Allocation Balanced Fund

commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $1,933,715,617, resulting in gross unrealized appreciation and depreciation of $260,665,529 and $114,075,058, respectively, or net unrealized appreciation of $146,590,471.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.680%	of the first $5 billion,	0.480%	of the next $50 billion,
0.630%	of the next $5 billion,	0.460%	of the next $50 billion,
0.580%	of the next $10 billion,	0.450%	of the next $100 billion and
0.530%	of the next $10 billion,	0.445%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.261% of the fund’s average net assets.

Putnam Management has contractually agreed, through January 30, 2024, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and

Dynamic Asset Allocation Balanced Fund 99

payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the equity and asset allocation portion of the fund managed by PIL and 0.20% of the average net assets of the fixed-income portion of the fund managed by PIL.

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. PAC did not manage any portion of the assets of the fund during the reporting period. If Putnam Management or PIL were to engage the services of PAC, Putnam Management or PIL, as applicable, would pay a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.25% of the average net assets of the equity and asset allocation portion of the fund’s assets for which PAC is engaged as sub-advisor and 0.20% of the average net assets of the fixed-income portion of the fund’s assets for which PAC is engaged as sub-advisor.

Putnam Management voluntarily reimbursed the fund $889,605 for a trading error which occurred during the reporting period. The effect of the loss incurred and the reimbursement by Putnam Management of such amounts had no material impact on total return.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class P shares paid a monthly fee based on the average net assets of class P shares at an annual rate of 0.01%.

Class R5 shares paid a monthly fee based on the average net assets of class R5 shares at an annual rate of 0.15%.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$795,866	Class R	10,681
Class B	9,488	Class R5	2,111
Class C	102,808	Class R6	59,533
Class P	10,794	Class Y	189,663
		Total	$1,180,944

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. The fund also reduced expenses through brokerage/service arrangements. For the reporting period, the fund’s expenses were reduced by $13,870 under the expense offset arrangements and by no monies under the brokerage/service arrangements.

100 Dynamic Asset Allocation Balanced Fund

Each Independent Trustee of the fund receives an annual Trustee fee, of which $1,919, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$1,457,933
Class B	1.00%	1.00%	69,540
Class C	1.00%	1.00%	753,402
Class R	1.00%	0.50%	39,140
Total			$2,320,015

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $52,366 from the sale of class A shares and received $25 and $1,260 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $541 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$3,866,475,302	$4,318,601,201
U.S. government securities (Long-term)	—	—
Total	$3,866,475,302	$4,318,601,201

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Dynamic Asset Allocation Balanced Fund 101

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 3/31/23		YEAR ENDED 9/30/22
Class A	Shares	Amount	Shares	Amount
Shares sold	2,841,527	$39,282,083	5,766,600	$92,077,627
Shares issued in connection with
reinvestment of distributions	4,344,043	58,697,512	9,139,222	149,911,651
	7,185,570	97,979,595	14,905,822	241,989,278
Shares repurchased	(6,536,424)	(90,663,683)	(10,911,465)	(172,531,047)
Net increase	649,146	$7,315,912	3,994,357	$69,458,231

	SIX MONTHS ENDED 3/31/23		YEAR ENDED 9/30/22
Class B	Shares	Amount	Shares	Amount
Shares sold	4,522	$62,277	18,637	$296,253
Shares issued in connection with
reinvestment of distributions	48,208	649,601	154,852	2,554,835
	52,730	711,878	173,489	2,851,088
Shares repurchased	(314,173)	(4,330,473)	(658,461)	(10,420,977)
Net decrease	(261,443)	$(3,618,595)	(484,972)	$(7,569,889)

	SIX MONTHS ENDED 3/31/23		YEAR ENDED 9/30/22
Class C	Shares	Amount	Shares	Amount
Shares sold	524,353	$6,993,815	1,138,358	$17,696,225
Shares issued in connection with
reinvestment of distributions	569,529	7,418,882	1,400,630	22,354,374
	1,093,882	14,412,697	2,538,988	40,050,599
Shares repurchased	(2,184,523)	(29,168,452)	(3,616,490)	(54,809,750)
Net decrease	(1,090,641)	$(14,755,755)	(1,077,502)	$(14,759,151)

	SIX MONTHS ENDED 3/31/23		YEAR ENDED 9/30/22
Class P	Shares	Amount	Shares	Amount
Shares sold	3,242,905	$44,823,342	9,021,682	$139,724,675
Shares issued in connection with
reinvestment of distributions	1,046,864	14,154,958	2,018,937	33,077,234
	4,289,769	58,978,300	11,040,619	172,801,909
Shares repurchased	(22,515,835)	(315,230,137)	(7,151,469)	(112,039,375)
Net increase (decrease)	(18,226,066)	$(256,251,837)	3,889,150	$60,762,534

102 Dynamic Asset Allocation Balanced Fund

	SIX MONTHS ENDED 3/31/23		YEAR ENDED 9/30/22
Class R	Shares	Amount	Shares	Amount
Shares sold	76,029	$1,040,018	163,758	$2,536,727
Shares issued in connection with
reinvestment of distributions	61,399	820,899	130,402	2,122,490
	137,428	1,860,917	294,160	4,659,217
Shares repurchased	(183,622)	(2,481,352)	(295,331)	(4,603,929)
Net increase (decrease)	(46,194)	$(620,435)	(1,171)	$55,288

	SIX MONTHS ENDED 3/31/23		YEAR ENDED 9/30/22
Class R5	Shares	Amount	Shares	Amount
Shares sold	7,379	$102,745	56,511	$877,913
Shares issued in connection with
reinvestment of distributions	33	453	72,920	1,198,998
	7,412	103,198	129,431	2,076,911
Shares repurchased	(582,935)	(8,514,278)	(162,909)	(2,660,804)
Net decrease	(575,523)	$(8,411,080)	(33,478)	$(583,893)

	SIX MONTHS ENDED 3/31/23		YEAR ENDED 9/30/22
Class R6	Shares	Amount	Shares	Amount
Shares sold	1,285,311	$17,821,092	2,110,470	$33,679,675
Shares issued in connection with
reinvestment of distributions	918,507	12,440,039	2,110,322	34,636,066
	2,203,818	30,261,131	4,220,792	68,315,741
Shares repurchased	(2,653,484)	(37,004,006)	(5,455,423)	(87,232,590)
Net decrease	(449,666)	$(6,742,875)	(1,234,631)	$(18,916,849)

	SIX MONTHS ENDED 3/31/23		YEAR ENDED 9/30/22
Class Y	Shares	Amount	Shares	Amount
Shares sold	1,743,553	$24,112,108	5,407,974	$86,488,116
Shares issued in connection with
reinvestment of distributions	972,927	13,176,508	2,224,065	36,537,292
	2,716,480	37,288,616	7,632,039	123,025,408
Shares repurchased	(4,161,503)	(57,714,870)	(8,510,339)	(135,929,180)
Net decrease	(1,445,023)	$(20,426,254)	(878,300)	$(12,903,772)

Dynamic Asset Allocation Balanced Fund 103

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 9/30/22	cost	proceeds	income	of 3/31/23
Short-term investments
Putnam Short Term
Investment Fund*	$68,997,140	$255,131,154	$314,084,837	$836,170	$10,043,457
Total Short-term
investments	$68,997,140	$255,131,154	$314,084,837	$836,170	$10,043,457

* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

On July 27, 2017, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. LIBOR has historically been a common benchmark interest rate index used to make adjustments to variable-rate loans. It is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments and borrowing arrangements. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. Various financial industry groups have been planning for the transition away from LIBOR, but there are obstacles to converting certain longer-term securities and transactions to new reference rates. Markets are developing slowly and questions around liquidity in these rates and how to appropriately adjust these rates to mitigate any economic value transfer at the time of transition remain a significant concern. Neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets that rely on LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of related transactions, such as hedges. While some LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur at any time.

The Covid–19 pandemic and efforts to contain its spread have resulted in, among other effects, significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, significant changes in fiscal and monetary policies, and economic downturns and recessions. The effects of the Covid–19 pandemic have negatively affected, and may continue to negatively affect, the global economy, the economies of the United States and other individual countries, the financial performance of individual issuers, sectors, industries, asset classes, and markets, and the value, volatility, and liquidity of particular securities and other assets. The effects of the Covid–19 pandemic also are likely to exacerbate other risks that apply to the fund, which could negatively impact the fund’s performance and lead to losses on your investment in the fund. The duration of the Covid–19 pandemic and its effects cannot be determined with certainty.

104 Dynamic Asset Allocation Balanced Fund

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased equity option contracts (contract amount)	$31,000
Written equity option contracts (contract amount)	$31,000
Futures contracts (number of contracts)	4,000
Forward currency contracts (contract amount)	$72,700,000
Centrally cleared interest rate swap contracts (notional)	$393,600,000
OTC total return swap contracts (notional)	$282,700,000
OTC credit default contracts (notional)	$10,000,000
Centrally cleared credit default contracts (notional)	$64,600,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Receivables, Net
assets — Unrealized
Credit contracts	appreciation	$2,717,060*	Payables	$774,524
Foreign exchange
contracts	Receivables	585,850	Payables	1,069,623
Investments,
Receivables, Net
	assets — Unrealized		Payables, Net assets —
Equity contracts	appreciation	5,835,702*	Unrealized depreciation	23,703,138*
Receivables, Net
	assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	7,117,235*	Unrealized depreciation	4,341,106*
Total		$16,255,847		$29,888,391

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

Dynamic Asset Allocation Balanced Fund 105

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not
accounted for as		Forward
hedging instruments		currency
under ASC 815	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$891,172	$891,172
Foreign exchange
contracts	—	(746,447)	—	$(746,447)
Equity contracts	15,077,567	—	(164,486)	$14,913,081
Interest rate contracts	(14,062,588)	—	(3,541,774)	$(17,604,362)
Total	$1,014,979	$(746,447)	$(2,815,088)	$(2,546,556)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments
Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$1,636,958	$1,636,958
Foreign exchange contracts	—	—	(597,236)	—	$(597,236)
Equity contracts	(177,655)	(57,897,266)	—	(663,446)	$(58,738,367)
Interest rate contracts	—	19,133,005	—	25,033	$19,158,038
Total	$(177,655)	$(38,764,261)	$(597,236)	$998,545	$(38,540,607)

106 Dynamic Asset Allocation Balanced Fund

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Dynamic Asset Allocation Balanced Fund 107

Note 9: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	BofA Securities, Inc.	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total
Assets:
Centrally cleared interest rate
swap contracts§	$—	$—	$154,901	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$154,901
OTC Total return swap contracts*#	—	2,169,874	—	—	—	—	—	3,538,260	—	—	—	—	—	—	—	—	—	5,708,134
OTC Credit default contracts —
protection sold*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit default contracts —
protection purchased*#	—	—	—	—	—	668,282	400,487	503,717	—	—	250,988	109,928	375,371	—	—	—	—	2,308,773
Centrally cleared credit default contracts§	—	—	35,954	—	—	—	—	—	—	—	—	—	—	—	—	—	—	35,954
Futures contracts§	—	—	—	37,332	—	—	—	—	—	—	945,597	—	—	—	—	—	—	982,929
Forward currency contracts#	—	—	—	—	—	—	—	—	—	323,200	—	—	—	13,887	208,664	—	40,099	585,850
Purchased options**#	—	—	—	—	6,259	—	—	—	—	—	—	—	—	—	—	—	—	6,259
Total Assets	$—	$2,169,874	$190,855	$37,332	$6,259	$668,282	$400,487	$4,041,977	$—	$323,200	$1,196,585	$109,928	$375,371	$13,887	$208,664	$—	$40,099	$9,782,800
Liabilities:
Centrally cleared interest rate
swap contracts§	—	—	351,236	—	—	—	—	—	—	—	—	—	—	—	—	—	—	351,236
OTC Total return swap contracts*#	—	2,113,669	—	—	—	—	—	1,883,065	—	—	—	—	—	—	—	—	—	3,996,734
OTC Credit default contracts —
protection sold*#	—	—	—	—	—	432,268	188,412	7,065	—	—	56,034	—	90,745	—	—	—	—	774,524
OTC Credit default contracts —
protection purchased*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Centrally cleared credit default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures contracts§	—	—	—	4,538,899	—	—	—	—	—	—	5,469	—	—	—	—	—	—	4,544,368
Forward currency contracts#	215,412	—	—	—	21,269	—	—	—	276,202	24,646	—	—	128,011	166,818	222,461	14,804	—	1,069,623
Written options#	—	—	—	—	3,015	—	—	—	—	—	—	—	—	—	—	—	—	3,015
Total Liabilities	$215,412	$2,113,669	$351,236	$4,538,899	$24,284	$432,268	$188,412	$1,890,130	$276,202	$24,646	$61,503	$—	$218,756	$166,818	$222,461	$14,804	$—	$10,739,500
Total Financial and Derivative Net Assets	$(215,412)	$56,205	$(160,381)	$(4,501,567)	$(18,025)	$236,014	$212,075	$2,151,847	$(276,202)	$298,554	$1,135,082	$109,928	$156,615	$(152,931)	$(13,797)	$(14,804)	$40,099	$(956,700)
Total collateral received (pledged)†##	$(215,412)	$(211,152)	$—	$—	$—	$230,000	$212,075	$2,151,847	$(231,922)	$298,554	$245,000	$109,928	$156,615	$(120,516)	$—	$—	$—
Net amount	$—	$267,357	$(160,381)	$(4,501,567)	$(18,025)	$6,014	$—	$—	$(44,280)	$—	$890,082	$—	$—	$(32,415)	$(13,797)	$(14,804)	$40,099
Controlled collateral received (including
TBA commitments)**	$—	$—	$—	$—	$—	$1,242,000	$220,000	$2,190,000	$—	$335,000	$1,297,000	$126,314	$220,000	$—	$—	$—	$—	$5,630,314
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including
TBA commitments)**	$(262,664)	$(211,152)	$—	$—	$—	$—	$—	$—	$(231,922)	$—	$—	$—	$—	$(120,516)	$—	$—	$—	$(826,254)

108 Dynamic Asset Allocation Balanced Fund	Dynamic Asset Allocation Balanced Fund 109

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $23,609,546 and no monies, respectively.

110 Dynamic Asset Allocation Balanced Fund

Putnam family of funds

The following is a list of Putnam’s open-end mutual funds offered to the public. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus, or a summary prospectus if available, containing this and other information for any Putnam fund or product, contact your financial advisor or call Putnam Investor Services at 1-800-225-1581. Please read the prospectus carefully before investing.

Blend	Income
Core Equity Fund	Convertible Securities Fund
Emerging Markets Equity Fund	Core Bond Fund
Focused Equity Fund	Diversified Income Trust
Focused International Equity Fund	Floating Rate Income Fund
International Capital Opportunities Fund	Global Income Trust
International Equity Fund	Government Money Market Fund*
Research Fund	High Yield Fund
Income Fund
Global Sector	Money Market Fund†
Global Health Care Fund	Mortgage Opportunities Fund
Global Technology Fund	Mortgage Securities Fund
Short Duration Bond Fund
Growth	Ultra Short Duration Income Fund
Large Cap Growth Fund
Small Cap Growth Fund	Tax-free Income
Sustainable Future Fund	Intermediate-Term Municipal Income Fund
Sustainable Leaders Fund	Short-Term Municipal Income Fund
Strategic Intermediate Municipal Fund
Value	Tax Exempt Income Fund
International Value Fund	Tax-Free High Yield Fund
Large Cap Value Fund
Small Cap Value Fund	State tax-free income funds:‡
California, Massachusetts, Minnesota,
New Jersey, New York, Ohio, and Pennsylvania

Dynamic Asset Allocation Balanced Fund 111

Asset Allocation	Asset Allocation (cont.)
George Putnam Balanced Fund	Retirement Advantage Maturity Fund
Retirement Advantage 2065 Fund
Dynamic Asset Allocation Balanced Fund	Retirement Advantage 2060 Fund
Dynamic Asset Allocation Conservative Fund	Retirement Advantage 2055 Fund
Dynamic Asset Allocation Growth Fund	Retirement Advantage 2050 Fund
Retirement Advantage 2045 Fund
Multi-Asset Income Fund	Retirement Advantage 2040 Fund
Retirement Advantage 2035 Fund
Retirement Advantage 2030 Fund
Retirement Advantage 2025 Fund

Sustainable Retirement Maturity Fund
Sustainable Retirement 2065 Fund
Sustainable Retirement 2060 Fund
Sustainable Retirement 2055 Fund
Sustainable Retirement 2050 Fund
Sustainable Retirement 2045 Fund
Sustainable Retirement 2040 Fund
Sustainable Retirement 2035 Fund
Sustainable Retirement 2030 Fund
Sustainable Retirement 2025 Fund

* You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

† You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

‡ Not available in all states.

Check your account balances and the most recent month-end performance in the Individual Investors section at putnam.com.

112 Dynamic Asset Allocation Balanced Fund

Fund information

Founded over 85 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage funds across income, value, blend, growth, sustainable, and asset allocation categories.

Investment Manager	Trustees	Richard T. Kircher
Putnam Investment	Kenneth R. Leibler, Chair	Vice President and
Management, LLC	Barbara M. Baumann, Vice Chair	BSA Compliance Officer
100 Federal Street	Liaquat Ahamed
Boston, MA 02110	Katinka Domotorffy	Martin Lemaire
	Catharine Bond Hill	Vice President and
Investment Sub-Advisors	Jennifer Williams Murphy	Derivatives Risk Manager
Putnam Investments Limited	Marie Pillai
16 St James’s Street	George Putnam III	Susan G. Malloy
London, England SW1A 1ER	Robert L. Reynolds	Vice President and
	Manoj P. Singh	Assistant Treasurer
The Putnam Advisory Company, LLC	Mona K. Sutphen
100 Federal Street		Alan G. McCormack
Boston, MA 02110	Officers	Vice President and
	Robert L. Reynolds	Derivatives Risk Manager
Marketing Services	President
Putnam Retail Management		Denere P. Poulack
Limited Partnership	James F. Clark	Assistant Vice President,
100 Federal Street	Vice President, Chief Compliance	Assistant Clerk, and
Boston, MA 02110	Officer, and Chief Risk Officer	Assistant Treasurer

Custodian	Michael J. Higgins	Janet C. Smith
State Street Bank	Vice President, Treasurer,	Vice President,
and Trust Company	and Clerk	Principal Financial Officer,
Principal Accounting Officer,
Legal Counsel	Jonathan S. Horwitz	and Assistant Treasurer
Ropes & Gray LLP	Executive Vice President,
	Principal Executive Officer,	Stephen J. Tate
	and Compliance Liaison	Vice President and
Chief Legal Officer

Mark C. Trenchard
Vice President

This report is for the information of shareholders of Putnam Dynamic Asset Allocation Balanced Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Asset Allocation Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: May 26, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: May 26, 2023

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: May 26, 2023